UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09121

JNL Variable Fund LLC

(Exact Name of Registrant as specified in charter)

225 West Wacker Drive, Suite 1200
Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Steven J. Fredricks
Jackson National Asset Management, LLC
225 West Wacker Drive, Suite 1200
Chicago, Illinois 60606

(Name and address of agent for service)

Registrant's telephone number, including area code: (312) 338-5800

Date of Fiscal Year End: December 31

Date of Reporting Period: January 1, 2009 – June 30, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Report to Shareholders.

SEMI-ANNUAL REPORT (UNAUDITED)

For the period ended June 30, 2009

• JNL® Series Trust

• JNL Variable Fund LLC

This report is for the general information of qualified and non-qualified plan participants, as well as contract/policy owners of the PerspectiveSM, Perspective II®, Perspective AdvisorsSM, Perspective Advisors IISM, PerspectiveSM L Series, CuriangardSM, Perspective AdvantageSM, Perspective Focus®, Perspective Investor VUL®, Ultimate Investor® VUL, Jackson AdvisorSM VUL, Defined Strategies®, Fifth Third Perspective, Retirement LatitudesSM, Perspective (New York), Perspective II (New York), Perspective Advisors II (New York), Perspective L Series (New York), Curiangard (New York), Perspective Advisors (New York), Perspective Focus (New York) and Perspective Investor VUL (New York). Not all the portfolios are available in all of the products. Jackson® is the marketing name for Jackson National Life Insurance Company® (Home Office: Lansing, Michigan) and Jackson National Life Insurance Company of New York® (Home Office: Purchase, New York).

President’s Letter to Shareholders

Dear Fellow Investor,

With dysfunctional credit markets sending the economy into a free fall, investors began 2009 in a gloomy mood. The Dow Jones Industrial Average (“Dow”) declined 6.6% and the Standard & Poor’s 500® Index (“S&P 500”) declined 6.7% during the first two weeks of the year. By March 9, 2009, both the Dow and the S&P 500 had fallen to a 12-year low.

The economy shrank at a 5.5% annual rate in the first quarter of 2009, marking the third consecutive quarter that the United States' gross domestic product declined from the prior quarter. The U.S. shed an average of 685,000 jobs per month during the first quarter and, although the pace of job losses declined in the second quarter, the U.S. unemployment rate spiked to 9.5% by the end of June, the highest level in 26 years.1

Throughout the first half of 2009, the U.S. government continued its efforts to restore normalcy to the credit markets and jumpstart growth in the economy. The U.S. Federal Reserve kept the federal funds rate target at near zero, issued short-term loans to banks and other financial institutions, and purchased mortgage-related securities in order to drive down consumer mortgage rates. In February, Congress passed a $787 billion stimulus plan designed to restore some of the jobs lost in the recession and encourage future U.S. growth.

During the second quarter of 2009, there were some indications that these actions were beginning to thaw the frozen credit markets. In May 2009, the London interbank offered rate (“LIBOR”) that banks charge for three-month dollar loans fell below 1%, its lowest level ever. LIBOR is used to set borrowing costs on about $360 trillion of financial products across the globe. Also in May, both market volatility and the cost of protecting corporate bonds from default fell to their lowest levels since September 2008.

The stock market rallied from its low in March 2009, with the S&P 500 increasing more than 15%, the Dow rising 11% and the Nasdaq Composite Index climbing 20% during the second quarter of 2009. The S&P 500 finished the first half of 2009 with a positive return, up 1.8% from the beginning of the year.

Second-guessing your investment choices is an easy temptation, especially in today’s market. Often it leads to impulsive, short-term decisions that may affect your future. One key to successful investment planning is to start with a structured and disciplined strategy built for the long term — that does not fluctuate with market swings or emotions.

Jackson National Life Insurance Company® (“Jackson®”) offers 95 investment options to help you and your financial representative build a diverse portfolio that can help you stick to your long-term plan during bear and bull markets. These options include:

•	Active management from some of the most widely recognized money managers;
•	Exclusively designed and managed asset allocation models;
•

Institutional portfolios created to assist your representative when using low-correlated, alternative investments (e.g., private equity, global natural resources, emerging markets) in your asset allocations; and

•	Disciplined strategies that use a formula-based approach to investing. They are designed to remove human emotion from investing while lowering costs and increasing transparency.

At Jackson, we maintain a firm commitment to corporate integrity, superior products and outstanding service. Whatever your financial goals, we are here to help you achieve them. Thank you for choosing Jackson for your investment needs.

Mark D. Nerud

President and Chief Executive Officer

JNL Series Trust

JNL Variable Fund LLC

1 U.S. Department of Labor Bureau of Labor Statistics

JNL Variable Fund LLC (Unaudited)
Schedules of Investments (in thousands)
June 30, 2009

	Shares	Value

JNL/Mellon Capital Management DowSM 10 Fund
COMMON STOCKS - 100.1%
CONSUMER DISCRETIONARY - 9.1%
Home Depot Inc. (b)	1,104	$ 26,077

CONSUMER STAPLES - 10.3%
Kraft Foods Inc. - Class A	1,167	29,560

HEALTH CARE - 19.6%
Merck & Co. Inc. (b)	975	27,271
Pfizer Inc. (b)	1,916	28,737
		56,008
INDUSTRIALS - 32.5%
3M Co.	523	31,428
Boeing Co. (b)	731	31,068
Caterpillar Inc. (b)	930	30,732
		93,228
MATERIALS - 10.4%
EI Du Pont de Nemours & Co. (b)	1,164	29,832

TELECOMMUNICATION SERVICES - 18.2%
AT&T Inc.	1,032	25,628
Verizon Communications Inc.	861	26,456
		52,084

Total Common Stocks (cost $325,541)		286,789

SHORT TERM INVESTMENTS - 10.2%
Mutual Funds - 0.0%
JNL Money Market Fund, 0.19% (a) (f)	118	118
Securities Lending Collateral - 10.2%
BNY Mellon Securities Lending Overnight
Fund 0.41% (a) (f)	26,405	26,405
BNY Mellon SL DBT II Liquidating Fund 0.81% (a) (f)	2,754	2,694
Mellon GSL Reinvestment Trust II (a) (d) (e) (g)	596	-
		29,099

Total Short Term Investments (cost $29,873)		29,217

Total Investments - 110.3% (cost $355,414)		316,006
Other Assets and Liabilities, Net - (10.3%)		(29,380)
Total Net Assets - 100%		$ 286,626

JNL/Mellon Capital Management S&P® 10 Fund

COMMON STOCKS - 99.7%
CONSUMER DISCRETIONARY - 30.9%
Amazon.com Inc. (b) (c)	379	$ 31,744
Kohl’s Corp. (b) (c)	658	28,143
Sherwin-Williams Co. (b)	536	28,810
		88,697
CONSUMER STAPLES - 9.0%
Wal-Mart Stores Inc.	535	25,896

HEALTH CARE - 10.7%
Medco Health Solutions Inc. (b) (c)	674	30,737

UTILITIES - 49.1%
Consolidated Edison Inc. (b)	703	26,323
PG&E Corp. (b)	729	28,015
Progress Energy Inc.	768	29,067
Sempra Energy	603	29,906
Xcel Energy Inc. (b)	1,495	27,531
		140,842

Total Common Stocks (cost $277,880)		286,172

SHORT TERM INVESTMENTS - 2.0%
Mutual Funds - 0.1%
JNL Money Market Fund, 0.19% (a) (f)	357	357
Securities Lending Collateral - 1.9%
BNY Mellon Securities Lending Overnight
Fund 0.41% (a) (f)	5,119	5,119
BNY Mellon SL DBT II Liquidating Fund 0.81% (a) (f)	279	272
Mellon GSL Reinvestment Trust II (a) (d) (e) (g)	340	-
		5,391

Total Short Term Investments (cost $6,095)		5,748

Total Investments - 101.7% (cost $283,975)		291,920
Other Assets and Liabilities, Net - (1.7%)		(4,973)
Total Net Assets - 100%		$ 286,947

JNL/Mellon Capital Management Global 15 Fund
COMMON STOCKS - 99.7%
CONSUMER DISCRETIONARY - 16.5%
Home Depot Inc. (b)	1,153	$ 27,249
Ladbrokes Plc	10,264	31,071
Yue Yuen Industrial Holdings Ltd. (b)	11,831	27,875
		86,195
CONSUMER STAPLES - 13.1%
Kraft Foods Inc. - Class A	1,206	30,558
Tate & Lyle Plc	7,220	37,835
		68,393
ENERGY - 7.2%

PetroChina Co. Ltd. (b)	33,808	37,516

FINANCIALS - 23.5%
Bank of China Ltd. (b)	81,299	38,709
Man Group Plc	8,652	39,500
Sino Land Co. (b)	26,908	44,580
		122,789
HEALTH CARE - 5.6%
Pfizer Inc.	1,973	29,599

INDUSTRIALS - 9.4%
Citic Pacific Ltd. (b)	23,805	49,207

MATERIALS - 5.9%
EI Du Pont de Nemours & Co. (b)	1,204	30,841

TELECOMMUNICATION SERVICES - 18.5%
AT&T Inc.	1,070	26,581
BT Group Plc	24,175	40,369
Vodafone Group Plc	15,323	29,545
		96,495

Total Common Stocks (cost $531,150)		521,035

SHORT TERM INVESTMENTS - 9.5%
Mutual Funds - 0.2%
JNL Money Market Fund, 0.19% (a) (f)	827	827
Securities Lending Collateral - 9.3%
BNY Mellon Securities Lending Overnight
Fund 0.41% (a) (f)	44,999	44,999
BNY Mellon SL DBT II Liquidating Fund 0.81% (a) (f)	3,828	3,746
Mellon GSL Reinvestment Trust II (a) (d) (e) (g)	1,328	-
		48,745

Total Short Term Investments (cost $50,982)		49,572

Total Investments - 109.2% (cost $582,132)		570,607
Other Assets and Liabilities, Net - (9.2%)		(48,024)
Total Net Assets - 100%		$ 522,583

JNL/Mellon Capital Management Nasdaq® 25 Fund
COMMON STOCKS - 99.7%
CONSUMER DISCRETIONARY - 15.4%
Comcast Corp. - Class A	256	$ 3,710
DirecTV Group Inc. (b) (c)	148	3,657
Ross Stores Inc.	32	1,231
Staples Inc.	148	2,994
		11,592
HEALTH CARE - 18.4%

Amgen Inc. (b) (c)	99	5,226
Biogen Idec Inc. (c)	59	2,642
Pharmaceutical Product Development Inc.	36	826
Teva Pharmaceutical Industries Ltd. - ADR (b)	104	5,123
		13,817
INDUSTRIALS - 2.8%
Cintas Corp.	42	958
JB Hunt Transport Services Inc. (b)	37	1,138
		2,096
INFORMATION TECHNOLOGY - 61.3%
Altera Corp.	65	1,058
Automatic Data Processing Inc.	103	3,657
Broadcom Corp. - Class A (c)	92	2,274
Check Point Software Technologies Ltd. (c)	51	1,193
Cisco Systems Inc. (c)	350	6,527
Fiserv Inc. (c)	34	1,542
Intel Corp.	389	6,443
Intuit Inc. (b) (c)	66	1,865
Juniper Networks Inc. (b) (c)	108	2,539
Linear Technology Corp. (b)	48	1,130
Microsoft Corp.	294	6,978
Oracle Corp.	322	6,895
Symantec Corp. (c)	170	2,643
Xilinx Inc.	59	1,208
		45,952
MATERIALS - 1.8%
Sigma-Aldrich Corp.	27	1,330

Total Common Stocks (cost $79,172)		74,787

SHORT TERM INVESTMENTS - 9.4%
Mutual Funds - 0.7%
JNL Money Market Fund, 0.19% (a) (f)	519	519
Securities Lending Collateral - 8.7%
BNY Mellon Securities Lending Overnight
Fund 0.41% (a) (f)	2,477	2,477
BNY Mellon SL DBT II Liquidating Fund 0.81% (a) (f)	4,125	4,035
Mellon GSL Reinvestment Trust II (a) (d) (e) (g)	130	-
		6,512

Total Short Term Investments (cost $7,251)		7,031

Total Investments - 109.1% (cost $86,423)		81,818
Other Assets and Liabilities, Net - (9.1%)		(6,842)
Total Net Assets - 100%		$ 74,976

JNL/Mellon Capital Management Value Line® 30 Fund
COMMON STOCKS - 100.2%
CONSUMER DISCRETIONARY - 31.5%
Apollo Group Inc. - Class A (b) (c)	358	$ 25,490

AutoZone Inc. (b) (c)	130	19,580
DeVry Inc.	157	7,852
Dollar Tree Inc. (c)	196	8,257
Family Dollar Stores Inc. (b)	319	9,036
H&R Block Inc.	774	13,344
McDonald’s Corp.	735	42,233
NetFlix Inc. (b) (c)	247	10,203
Panera Bread Co. - Class A (b) (c)	141	7,016
Shaw Communications Inc.	911	15,358
Tractor Supply Co. (b) (c)	202	8,336
		166,705
CONSUMER STAPLES - 10.5%
Church & Dwight Co. Inc. (b)	151	8,227
TreeHouse Foods Inc. (b) (c)	270	7,779
Wal-Mart Stores Inc.	815	39,479
		55,485
HEALTH CARE - 54.0%
Amgen Inc. (b) (c)	791	41,889
Bristol-Myers Squibb Co. (b)	1,965	39,907
Chemed Corp. (b)	183	7,217
DaVita Inc. (c)	237	11,731
Endo Pharmaceuticals Holdings Inc. (b) (c)	278	4,987
Express Scripts Inc. (b) (c)	434	29,861
Haemonetics Corp. (c)	130	7,433
Johnson & Johnson	763	43,360
Medco Health Solutions Inc. (b) (c)	588	26,805
OSI Pharmaceuticals Inc. (b) (c)	189	5,324
Perrigo Co. (b)	223	6,209
ResMed Inc. (c)	197	8,012
Teva Pharmaceutical Industries Ltd. - ADR (b)	1,073	52,948
		285,683
INFORMATION TECHNOLOGY - 2.6%
Mantech International Corp. - Class A (b) (c)	135	5,799
SAIC Inc. (c)	444	8,241
		14,040
MATERIALS - 1.6%
Rock-Tenn Co. - Class A (b)	216	8,238

Total Common Stocks (cost $543,988)		530,151

SHORT TERM INVESTMENTS - 5.8%
Mutual Funds - 0.2%
JNL Money Market Fund, 0.19% (a) (f)	1,039	1,039
Securities Lending Collateral - 5.6%
BNY Mellon Securities Lending Overnight
Fund 0.41% (a) (f)	13,663	13,663
BNY Mellon SL DBT II Liquidating Fund 0.81% (a) (f)	16,478	16,122
Mellon GSL Reinvestment Trust II (a) (d) (e) (g)	722	-
		29,785

Total Short Term Investments (cost $31,902)		30,824

Total Investments - 106.0% (cost $575,890)		560,975
Other Assets and Liabilities, Net - (6.0%)		(31,857)
Total Net Assets - 100%		$ 529,118

JNL/Mellon Capital Management DowSM Dividend Fund
COMMON STOCKS - 100.8%
ENERGY - 4.3%
Chevron Corp.	117	$ 7,737

FINANCIALS - 28.1%
Bank of America Corp.	612	8,077
BB&T Corp. (b)	314	6,897
First Niagara Financial Group Inc.	533	6,086
Fulton Financial Corp. (b)	896	4,669
Huntington Bancshares Inc. (b)	1,120	4,682
People’s United Financial Inc.	482	7,256
Regions Financial Corp. (b)	1,087	4,390
SunTrust Banks Inc. (b)	290	4,776
Zions Bancorporation (b)	350	4,046
		50,879
HEALTH CARE - 4.0%
Pfizer Inc.	488	7,317

INDUSTRIALS - 19.5%
Briggs & Stratton Corp. (b)	490	6,533
Eaton Corp. (b)	174	7,752
RR Donnelley & Sons Co.	634	7,364
Textron Inc.	621	5,999
Timken Co.	440	7,514
		35,162
MATERIALS - 12.7%
Eastman Chemical Co.	271	10,287
MeadWestvaco Corp.	770	12,630
		22,917
UTILITIES - 32.2%
AGL Resources Inc.	274	8,718
American Electric Power Co. Inc.	259	7,480
NiSource Inc.	785	9,148
Oneok Inc.	296	8,718
Pinnacle West Capital Corp. (b)	267	8,062
SCANA Corp.	242	7,859
TECO Energy Inc. (b)	696	8,306
		58,291

Total Common Stocks (cost $260,194)		182,303

SHORT TERM INVESTMENTS - 13.0%

Mutual Funds - 0.2%
JNL Money Market Fund, 0.19% (a) (f)	268	268
Securities Lending Collateral - 12.8%
BNY Mellon Securities Lending Overnight
Fund 0.41% (a) (f)	4,545	4,545
BNY Mellon SL DBT II Liquidating Fund 0.81% (a) (f)	19,049	18,638
Mellon GSL Reinvestment Trust II (a) (d) (e) (g)	1,413	-
		23,183

Total Short Term Investments (cost $25,275)		23,451

Total Investments - 113.8% (cost $285,469)		205,754
Other Assets and Liabilities, Net - (13.8%)		(24,998)
Total Net Assets - 100%		$ 180,756

JNL/Mellon Capital Management S&P® 24 Fund
COMMON STOCKS - 99.2%
CONSUMER DISCRETIONARY - 11.9%
Apollo Group Inc. - Class A (c)	22	$ 1,553
AutoZone Inc. (c)	12	1,814
Hasbro Inc.	57	1,388
		4,755
CONSUMER STAPLES - 12.1%
Brown-Forman Corp. - Class B	32	1,396
Clorox Co.	30	1,681
Estee Lauder Cos. Inc.	54	1,765
		4,842
ENERGY - 12.3%
Chevron Corp.	23	1,497
ConocoPhillips	32	1,357
ENSCO International Inc.	59	2,055
		4,909
FINANCIALS - 12.8%
Moody’s Corp.	83	2,194
Plum Creek Timber Co. Inc.	48	1,433
Travelers Cos. Inc.	37	1,519
		5,146
HEALTH CARE - 13.2%
Express Scripts Inc. (c)	30	2,092
Forest Laboratories Inc. (c)	66	1,649
Gilead Sciences Inc. (c)	33	1,532
		5,273
INDUSTRIALS - 13.3%
Dun & Bradstreet Corp.	22	1,760
Robert Half International Inc.	80	1,897
Rockwell Automation Inc.	52	1,666
		5,323
INFORMATION TECHNOLOGY - 11.4%
Altera Corp.	100	1,630
Lexmark International Inc. (c)	62	984

Microchip Technology Inc.	86	1,931
		4,545
UTILITIES - 12.2%
Dominion Resources Inc.	47	1,560
Exelon Corp.	30	1,540
PPL Corp.	55	1,797
		4,897

Total Common Stocks (cost $40,482)		39,690

NON-U.S. GOVERNMENT AGENCY
ASSET-BACKED SECURITIES - 0.0%
Mellon GSL Reinvestment Trust II (a) (d) (e) (g)	25	-

Total Non-U.S. Government Agency
Asset-Backed Securities (cost $25)		-
SHORT TERM INVESTMENTS - 3.8%
Mutual Funds - 3.8%
JNL Money Market Fund, 0.19% (a) (f)	1,517	1,517
Total Short Term Investments (cost $1,517)		1,517

Total Investments - 103.0% (cost $42,024)		41,207
Other Assets and Liabilities, Net - (3.0%)		(1,196)
Total Net Assets - 100%		$ 40,011

JNL/Mellon Capital Management 25 Fund
COMMON STOCKS - 100.7%
CONSUMER DISCRETIONARY - 34.3%
Black & Decker Corp. (b)	330	$ 9,445
Foot Locker Inc.	993	10,396
Limited Brands Inc. (b)	1,196	14,319
Mattel Inc.	903	14,486
Regal Entertainment Group - Class A (b)	776	10,312
Starwood Hotels & Resorts Worldwide Inc. (b)	820	18,196
Tupperware Brands Corp.	612	15,936
Whirlpool Corp. (b)	352	14,971
		108,061
CONSUMER STAPLES - 14.6%
Herbalife Ltd.	695	21,913
Lorillard Inc.	169	11,424
Philip Morris International Inc.	292	12,755
		46,092
HEALTH CARE - 6.5%
Bristol-Myers Squibb Co.	479	9,736
Eli Lilly & Co.	311	10,786
		20,522
INDUSTRIALS - 18.1%
Briggs & Stratton Corp. (b)	637	8,494
Eaton Corp. (b)	282	12,592
GATX Corp. (b)	514	13,228

Koninklijke Philips Electronics NV - NYS	700	12,891
Pitney Bowes Inc.	446	9,771
		56,976
INFORMATION TECHNOLOGY - 5.5%
Tyco Electronics Ltd. (b)	943	17,526

MATERIALS - 15.0%
Eastman Chemical Co. (b)	388	14,722
Olin Corp. (b)	730	8,677
PPG Industries Inc.	282	12,380
RPM International Inc.	817	11,476
		47,255
TELECOMMUNICATION SERVICES - 6.7%
BCE Inc.	523	10,802
TELUS Corp.	395	10,201
		21,003

Total Common Stocks (cost $300,466)		317,435

SHORT TERM INVESTMENTS - 21.4%
Securities Lending Collateral - 21.4%
BNY Mellon Securities Lending Overnight
Fund 0.41% (a) (f)	62,668	62,668
BNY Mellon SL DBT II Liquidating Fund 0.81% (a) (f)	5,079	4,969
Mellon GSL Reinvestment Trust II (a) (d) (e) (g)	1,744	-
		67,637

Total Short Term Investments (cost $69,491)		67,637

Total Investments - 122.1% (cost $369,957)		385,072
Other Assets and Liabilities, Net - (22.1%)		(69,602)
Total Net Assets - 100%		$ 315,470

JNL/Mellon Capital Management Select Small-Cap Fund
COMMON STOCKS - 100.9%
CONSUMER DISCRETIONARY - 16.2%
Buffalo Wild Wings Inc. (b) (c)	82	$ 2,681
California Pizza Kitchen Inc. (c)	111	1,472
Cato Corp. - Class A	127	2,223
Coinstar Inc. (b) (c)	139	3,713
Conn’s Inc. (b) (c)	103	1,290
Fred’s Inc.	185	2,325
Fuel Systems Solutions Inc. (b) (c)	74	1,498
Hibbett Sports Inc. (b) (c)	133	2,386
Jo-Ann Stores Inc. (c)	119	2,469
Jos. A. Bank Clothiers Inc. (c)	84	2,897
Lincoln Educational Services Corp. (b) (c)	121	2,540
Lumber Liquidators Inc. (b) (c)	124	1,952
Monro Muffler Inc.	89	2,275
National Presto Industries Inc.	32	2,422

NutriSystem Inc. (b)	140	2,031
Papa John’s International Inc. (c)	129	3,192
Peets Coffee & Tea Inc. (c)	59	1,489
PetMed Express Inc. (b) (c)	109	1,635
Steven Madden Ltd. (c)	82	2,079
Sturm Ruger & Co. Inc. (b)	88	1,099
Wet Seal Inc. (b) (c)	446	1,369
		45,037
CONSUMER STAPLES - 6.4%
Diamond Foods Inc. (b)	76	2,116
J&J Snack Foods Corp.	85	3,037
Lance Inc. (b)	147	3,395
TreeHouse Foods Inc. (b) (c)	145	4,178
United Natural Foods Inc. (c)	198	5,191
		17,917

ENERGY - 5.7%
Alon USA Energy Inc. (b)	216	2,230
Goodrich Petroleum Corp. (b) (c)	173	4,263
USEC Inc. (b) (c)	517	2,751
VAALCO Energy Inc. (c)	272	1,150
World Fuel Services Corp. (b)	135	5,572
		15,966
FINANCIALS - 14.3%
Amerisafe Inc. (c)	87	1,349
Bank of the Ozarks Inc. (b)	78	1,697
CNA Surety Corp. (c)	204	2,751
Financial Federal Corp. (b)	119	2,448
First Cash Financial Services Inc. (c)	134	2,343
First Financial Bankshares Inc. (b)	96	4,821
Getty Realty Corp.	113	2,138
Home Bancshares Inc.	92	1,749
IberiaBank Corp.	74	2,905
Investors Real Estate Trust	273	2,426
Life Partners Holdings Inc. (b)	68	967
NBT Bancorp Inc.	158	3,423
Signature Bank (c)	162	4,394
SWS Group Inc.	127	1,772
Teton Advisors Inc. (c) (e)	1	-
Tower Group Inc.	186	4,602
		39,785
HEALTH CARE - 15.3%
athenahealth Inc. (b) (c)	154	5,692
Cantel Medical Corp. (c)	77	1,243
Centene Corp. (c)	199	3,974
Computer Programs & Systems Inc. (b)	50	1,931
Genoptix Inc. (b) (c)	78	2,489
Greatbatch Inc. (b) (c)	107	2,421
Hanger Orthopedic Group Inc. (c)	143	1,946
HMS Holdings Corp. (c)	118	4,798

ICU Medical Inc. (b) (c)	68	2,817
IPC The Hospitalist Co. Inc. (c)	74	1,986
Landauer Inc.	43	2,648
LHC Group Inc. (c)	84	1,868
Luminex Corp. (b) (c)	191	3,543
Odyssey HealthCare Inc. (c)	151	1,550
Questcor Pharmaceuticals Inc. (c)	302	1,509
RehabCare Group Inc. (c)	85	2,034
		42,449
INDUSTRIALS - 14.3%
AAON Inc. (b)	78	1,559
AeroVironment Inc. (b) (c)	98	3,032
Allegiant Travel Co. (b) (c)	93	3,694
American Science & Engineering Inc.	42	2,895
Beacon Roofing Supply Inc. (b) (c)	207	2,990
Cubic Corp.	123	4,399
Encore Wire Corp. (b)	106	2,263
ESCO Technologies Inc. (c)	120	5,395
ICF International Inc. (c)	70	1,930
Marten Transport Ltd. (c)	101	2,092
MasTec Inc. (c)	348	4,076
Orion Marine Group Inc. (c)	100	1,891
Sykes Enterprises Inc. (c)	190	3,438
		39,654
INFORMATION TECHNOLOGY - 18.5%
AsiaInfo Holdings Inc. (c)	200	3,447
Blackboard Inc. (b) (c)	144	4,168
CSG Systems International Inc. (c)	162	2,150
CyberSource Corp. (b) (c)	317	4,857
DG FastChannel Inc. (b) (c)	98	1,796
Ebix Inc. (c)	46	1,447
EPIQ Systems Inc. (b) (c)	166	2,555
InterDigital Inc. (b) (c)	200	4,897
MAXIMUS Inc.	80	3,313
NCI Inc. (c)	38	1,160
NetLogic Microsystems Inc. (b) (c)	101	3,675
Semtech Corp. (b) (c)	281	4,473
Synaptics Inc. (b) (c)	157	6,055
Tyler Technologies Inc. (b) (c)	164	2,559
Ultratech Inc. (c)	108	1,330
ViaSat Inc. (c)	143	3,667
		51,549
MATERIALS - 2.0%
Balchem Corp.	84	2,070
Calgon Carbon Corp. (b) (c)	252	3,507
		5,577
TELECOMMUNICATION SERVICES - 2.2%
Cbeyond Inc. (c)	133	1,903
Centennial Communications Corp. (c)	501	4,185
		6,088

UTILITIES - 6.0%
American States Water Co.	80	2,785
California Water Service Group	96	3,520
CH Energy Group Inc. (b)	73	3,393
Laclede Group Inc.	102	3,375
MGE Energy Inc. (b)	106	3,541
		16,614

Total Common Stocks (cost $261,610)		280,636

SHORT TERM INVESTMENTS - 26.0%
Mutual Funds - 0.5%
JNL Money Market Fund, 0.19% (a) (f)	1,469	1,469
Securities Lending Collateral - 25.5%
BNY Mellon Securities Lending Overnight
Fund 0.41% (a) (f)	32,374	32,374
BNY Mellon SL DBT II Liquidating Fund 0.81% (a) (f)	39,253	38,405
Mellon GSL Reinvestment Trust II (a) (d) (e) (g)	2,260	-
		70,779

Total Short Term Investments (cost $75,356)		72,248

Total Investments - 126.9% (cost $336,966)		352,884
Other Assets and Liabilities, Net - (26.9%)		(74,897)
Total Net Assets - 100%		$ 277,987

JNL/Mellon Capital Management JNL 5 Fund * (h)
COMMON STOCKS - 100.5%
CONSUMER DISCRETIONARY - 19.6%
AutoZone Inc. (b) (c)	444	$ 67,025
GKN Plc (b)	29,654	60,495
H&R Block Inc.	2,737	47,160
International Game Technology	2,093	33,277
ITV Plc	72,511	41,753
Ladbrokes Plc	15,544	47,054
Leggett & Platt Inc. (b)	1,632	24,857
Limited Brands Inc. (b)	2,471	29,578
Macy's Inc. (b)	2,396	28,172
Mattel Inc.	1,549	24,855
Nordstrom Inc. (b)	1,869	37,178
Sherwin-Williams Co. (b)	1,039	55,841
Starwood Hotels & Resorts Worldwide Inc. (b)	1,390	30,859
Other Securities		50,061
		578,165
CONSUMER STAPLES - 11.4%
General Mills Inc.	1,020	57,158
Kraft Foods Inc. - Class A	2,311	58,550
Kroger Co.	2,355	51,924
Lorillard Inc.	440	29,838
Philip Morris International Inc.	570	24,856

SUPERVALU Inc. (b)	1,699	21,998
Wal-Mart Stores Inc.	1,107	53,628
Other Securities		40,041
		337,993
ENERGY - 2.3%
Spectra Energy Corp.	1,574	26,625
Teekay Corp.	1,261	26,526
Other Securities		16,008
		69,159
FINANCIALS - 15.2%
Bank of America Corp.	7,344	96,935
BOC Hong Kong Holdings Ltd.	36,501	63,959
JPMorgan Chase & Co.	1,967	67,077
New World Development Ltd.	40,781	73,774
Other Securities		146,252
		447,997
HEALTH CARE - 10.6%
Bristol-Myers Squibb Co.	1,073	21,789
Eli Lilly & Co.	621	21,498
Merck & Co. Inc. (b)	2,042	57,084
Pfizer Inc.	5,847	87,700
Quest Diagnostics Inc. (b)	1,194	67,386
Other Securities		57,198
		312,655
INDUSTRIALS - 18.8%
Cathay Pacific Airways Ltd. (b)	36,861	50,797
CH Robinson Worldwide Inc. (b)	1,126	58,709
Citic Pacific Ltd.	38,251	79,067
COSCO Pacific Ltd. (b)	40,638	45,777
General Electric Co. (b)	6,393	74,921
Pitney Bowes Inc.	979	21,475
Waste Management Inc. (b)	1,873	52,744
Other Securities		170,522
		554,012
INFORMATION TECHNOLOGY - 4.4%
Logica Plc (b)	41,678	54,169
Motorola Inc. (b)	5,617	37,239
Other Securities		38,417
		129,825
MATERIALS - 10.4%
Alcoa Inc.	9,184	94,866
Eastman Chemical Co. (b)	784	29,699
EI Du Pont de Nemours & Co.	4,095	104,918
PPG Industries Inc.	585	25,699
RPM International Inc.	1,867	26,216
Other Securities		27,227
		308,625
TELECOMMUNICATION SERVICES - 6.7%
AT&T Inc.	2,177	54,076
BCE Inc.	1,208	24,957

BT Group Plc	21,330	35,618
TELUS Corp.	874	22,580
Verizon Communications Inc.	1,830	56,228
Other Securities		4,578
		198,037
UTILITIES - 1.1%
Other Securities		31,328

Total Common Stocks (cost $3,652,173)		2,967,796

SHORT TERM INVESTMENTS - 16.3%
Mutual Funds - 0.1%
JNL Money Market Fund, 0.19% (a) (f)	3,625	3,625

Securities Lending Collateral - 16.2%
BNY Mellon Securities Lending Overnight
Fund (a) (f)	187,754	187,754
BNY Mellon SL DBT II Liquidating Fund, 0.81% (a) (f)	296,116	289,720
Mellon GSL Reinvestment Trust II (a) (d) (e) (g)	13,809	-
		477,474

Total Short Term Investments (cost $501,304)		481,099

Total Investments - 116.8% (cost $4,153,477)		3,448,895
Other Assets and Liabilities, Net - (16.8%)		(497,098)
Total Net Assets - 100%		$2,951,797

JNL/Mellon Capital Management VIP Fund * (h)
COMMON STOCKS - 100.6%
CONSUMER DISCRETIONARY - 12.8%
Apollo Group Inc. - Class A (b) (c)	46	$ 3,246
AutoZone Inc. (b) (c)	21	3,176
Comcast Corp. - Class A	207	2,996
Daimler AG	61	2,201
DirecTV Group Inc. (b) (c)	105	2,591
McDonald's Corp.	72	4,148
Renault SA (c)	87	3,194
Other Securities		11,789
		33,341
CONSUMER STAPLES - 6.4%
Anheuser-Busch InBev NV	98	3,523
Clorox Co.	34	1,881
Estee Lauder Cos. Inc. (b)	61	1,978
Wal-Mart Stores Inc.	80	3,874
Other Securities		5,427
		16,683
ENERGY - 5.1%
Chevron Corp.	50	3,285
ENI SpA	96	2,275
ENSCO International Inc.	66	2,312

StatoilHydro ASA	139	2,728
Other Securities		2,670
		13,270
FINANCIALS - 17.7%
AXA SA (b)	101	1,899
Banco Bilbao Vizcaya Argentaria SA (b)	188	2,357
Banco Santander SA	239	2,865
BNP Paribas	53	3,466
Deutsche Bank AG	58	3,515
Moody's Corp. (b)	93	2,449
Nordea Bank AB	324	2,564
Sampo Oyj	122	2,299
Other Securities		24,714
		46,128
HEALTH CARE - 18.1%
Amgen Inc. (b) (c)	155	8,208
Bristol-Myers Squibb Co.	193	3,921
Express Scripts Inc. (c)	67	4,607
Forest Laboratories Inc. (c)	73	1,836
Johnson & Johnson	75	4,266
Medco Health Solutions Inc. (c)	67	3,037
Teva Pharmaceutical Industries Ltd. - ADR (b)	187	9,213
Other Securities		12,033
		47,121
INDUSTRIALS - 10.8%
Dun & Bradstreet Corp.	24	1,945
Robert Half International Inc. (b)	90	2,132
Rockwell Automation Inc. (b)	58	1,848
Sandvik AB (b)	359	2,665
Other Securities		19,557
		28,147
INFORMATION TECHNOLOGY - 14.9%
Altera Corp.	141	2,302
Cisco Systems Inc. (c)	274	5,100
Intel Corp.	304	5,039
Microchip Technology Inc. (b)	96	2,169
Microsoft Corp.	229	5,455
Oracle Corp.	252	5,391
Other Securities		13,358
		38,814
MATERIALS - 3.5%
BASF SE	58	2,307
Eastman Chemical Co. (b)	57	2,150
MeadWestvaco Corp.	160	2,628
Other Securities		1,908
		8,993
TELECOMMUNICATION SERVICES - 2.1%
Portugal Telecom SGPS SA	266	2,599
TeliaSonera AB (b)	456	2,392
Other Securities		332

		5,322
UTILITIES - 9.2%
AGL Resources Inc.	57	1,814
Fortum Oyj	106	2,410
NiSource Inc.	163	1,898
Oneok Inc. (b)	61	1,808
PPL Corp.	61	2,013
Other Securities		14,064
		24,007

Total Common Stocks (cost $286,614)		261,827

RIGHTS - 0.0%
Other Securities		-

Total Rights (cost $0)		-

SHORT TERM INVESTMENTS - 12.2%
Mutual Funds - 0.2%
JNL Money Market Fund, 0.19% (a) (f)	460	460

Securities Lending Collateral - 12.0%
BNY Mellon Securities Lending Overnight
Fund, 0.41% (a) (f)	11,265	11,265
BNY Mellon SL DBT II Liquidating Fund, 0.81% (a) (f)	20,384	19,944
Mellon GSL Reinvestment Trust II (a) (d) (e) (g)	934	-
		31,209

Total Short Term Investments (cost $33,043)		31,669

Total Investments - 112.8% (cost $319,657)		293,496
Other Assets and Liabilities, Net - (12.8%)		(33,235)
Total Net Assets - 100%		$ 260,261

JNL/Mellon Capital Management JNL Optimized 5 Fund
COMMON STOCKS - 99.7%
CONSUMER DISCRETIONARY - 19.4%
Apollo Group Inc. - Class A (b) (c)	38	$ 2,712
AutoZone Inc. (b) (c)	14	2,098
Comcast Corp. - Class A	372	5,390
Daimler AG	105	3,782
DeVry Inc.	17	839
DirecTV Group Inc. (b) (c)	188	4,653
Dollar Tree Inc. (c)	22	908
Family Dollar Stores Inc. (b)	34	967
GKN Plc	2,154	4,394
H&R Block Inc.	81	1,397
International Game Technology (b)	130	2,075
ITV Plc	5,283	3,042
Ladbrokes Plc	1,140	3,452

Leggett & Platt Inc. (b)	101	1,539
Limited Brands Inc.	154	1,847
Macy’s Inc. (b)	149	1,748
Mattel Inc.	98	1,576
McDonald’s Corp.	129	7,444
NetFlix Inc. (b) (c)	27	1,120
Nordstrom Inc. (b)	117	2,320
Panera Bread Co. - Class A (b) (c)	16	783
Renault SA (c)	151	5,534
Ross Stores Inc. (b)	27	1,029
Shaw Communications Inc.	98	1,658
Staples Inc.	127	2,568
Starwood Hotels & Resorts Worldwide Inc. (b)	87	1,921
Tractor Supply Co. (b) (c)	23	936
		67,732
CONSUMER STAPLES - 5.6%
Anheuser-Busch InBev NV	169	6,097
Church & Dwight Co. Inc.	17	905
Lorillard Inc.	28	1,869
Philip Morris International Inc.	35	1,546
SUPERVALU Inc.	106	1,374
TreeHouse Foods Inc. (b) (c)	30	871
Wal-Mart Stores Inc.	144	6,957
		19,619
ENERGY - 3.4%
ENI SpA	167	3,950
Spectra Energy Corp.	98	1,650
StatoilHydro ASA	238	4,681
Teekay Corp. (b)	78	1,640
		11,921
FINANCIALS - 14.0%
AXA SA	176	3,314
Banco Bilbao Vizcaya Argentaria SA	328	4,113
Banco Santander SA	414	4,974
Bank of America Corp.	214	2,828
BNP Paribas	92	5,993
BOC Hong Kong Holdings Ltd.	2,658	4,657
Deutsche Bank AG	100	6,090
New World Development Ltd.	2,973	5,378
Nordea Bank AB	562	4,450
Sampo Oyj	211	3,983
San Juan Basin Royalty Trust (b)	51	736
Skandinaviska Enskilda Banken AB (c)	509	2,239
		48,755
HEALTH CARE - 20.0%
Amgen Inc. (c)	280	14,816
Biogen Idec Inc. (c)	52	2,357
Bristol-Myers Squibb Co.	413	8,389
Chemed Corp.	21	815
DaVita Inc. (c)	25	1,229

Eli Lilly & Co.	39	1,346
Endo Pharmaceuticals Holdings Inc. (b) (c)	30	545
Express Scripts Inc. (c)	59	4,069
Haemonetics Corp. (c)	15	827
Johnson & Johnson	135	7,647
Medco Health Solutions Inc. (c)	119	5,438
OSI Pharmaceuticals Inc. (b) (c)	21	586
Perrigo Co. (b)	25	707
Pfizer Inc.	170	2,555
Pharmaceutical Product Development Inc.	27	626
ResMed Inc. (b) (c)	22	893
Teva Pharmaceutical Industries Ltd. - ADR (b)	337	16,633
		69,478
INDUSTRIALS - 8.1%
Avery Dennison Corp.	47	1,214
Cathay Pacific Airways Ltd.	2,685	3,701
Cintas Corp. (b)	35	810
Citic Pacific Ltd.	2,798	5,784
COSCO Pacific Ltd.	2,949	3,322
Deutsche Post AG	233	3,041
General Electric Co. (b)	187	2,193
JB Hunt Transport Services Inc. (b)	31	954
Pitney Bowes Inc.	61	1,340
Sandvik AB	624	4,628
Textron Inc. (b)	113	1,092
		28,079
INFORMATION TECHNOLOGY - 17.9%
Altera Corp.	53	870
Automatic Data Processing Inc.	92	3,246
Broadcom Corp. - Class A (c)	81	2,015
Check Point Software Technologies Ltd. (c)	43	998
Cisco Systems Inc. (c)	494	9,216
Fiserv Inc. (c)	29	1,320
Intel Corp.	549	9,093
Intuit Inc. (b) (c)	57	1,603
Juniper Networks Inc. (c)	95	2,252
Linear Technology Corp. (b)	40	932
Logica Plc	3,021	3,926
Mantech International Corp. - Class A (b) (c)	14	621
Microsoft Corp.	415	9,853
Motorola Inc.	352	2,331
Oracle Corp.	454	9,734
SAIC Inc. (c)	49	918
Symantec Corp. (c)	151	2,343
Xilinx Inc. (b)	48	989
		62,260
MATERIALS - 5.1%
Alcoa Inc.	269	2,782
BASF SE	101	4,003
Eastman Chemical Co. (b)	49	1,848

EI Du Pont de Nemours & Co.	118	3,035
Olin Corp.	85	1,015
PPG Industries Inc.	37	1,626
Rock-Tenn Co. - Class A (b)	24	915
RPM International Inc.	115	1,617
Sigma-Aldrich Corp. (b)	23	1,135
		17,976
TELECOMMUNICATION SERVICES - 4.1%
BCE Inc.	76	1,580
BT Group Plc	1,556	2,598
Portugal Telecom SGPS SA	460	4,503
TeliaSonera AB	790	4,145
TELUS Corp.	54	1,396
		14,222
UTILITIES - 2.1%
Enel SpA	621	3,021
Fortum Oyj	184	4,178
		7,199

Total Common Stocks (cost $379,543)		347,241

RIGHTS - 0.0%
Fortis - Rights (c) (e)	270	-
Total Rights (cost $0)		-

SHORT TERM INVESTMENTS - 10.6%
Mutual Funds - 0.3%
JNL Money Market Fund, 0.19% (a) (f)	977	977
Securities Lending Collateral - 10.3%
BNY Mellon Securities Lending Overnight
Fund 0.41% (a) (f)	23,578	23,578
BNY Mellon SL DBT II Liquidating Fund 0.81% (a) (f)	12,464	12,195
Mellon GSL Reinvestment Trust II (a) (d) (e) (g)	591	-
		35,773

Total Short Term Investments (cost $37,610)		36,750

Total Investments - 110.3% (cost $417,153)		383,991
Other Assets and Liabilities, Net - (10.3%)		(35,798)
Total Net Assets - 100%		$348,193

JNL/Mellon Capital Management S&P® SMid 60 Fund
COMMON STOCKS - 100.2%
CONSUMER DISCRETIONARY - 31.5%
Barnes & Noble Inc. (b)	100	$ 2,066
Boyd Gaming Corp. (c)	318	2,699
Cabela’s Inc. - Class A (b) (c)	129	1,586
Charlotte Russe Holding Inc. (c)	116	1,492
Christopher & Banks Corp.	134	896

Collective Brands Inc. (b) (c)	128	1,868
Foot Locker Inc.	205	2,144
Genesco Inc. (b) (c)	44	832
HSN Inc. (c)	103	1,086
Jo-Ann Stores Inc. (c)	48	997
Landry’s Restaurants Inc. (b) (c)	64	547
Meritage Homes Corp. (c)	62	1,166
OfficeMax Inc. (b)	97	607
Pinnacle Entertainment Inc. (b) (c)	97	905
Regis Corp.	103	1,801
Scholastic Corp. (b)	111	2,189
Ticketmaster Entertainment Inc. (b) (c)	117	749
Tween Brands Inc. (b) (c)	173	1,154
		24,784
CONSUMER STAPLES - 0.6%
Great Atlantic & Pacific Tea Co. (b) (c)	118	501
ENERGY - 20.2%
Basic Energy Services Inc. (b) (c)	57	388
Bill Barrett Corp. (c)	71	1,953
Cimarex Energy Co.	56	1,592
Exterran Holdings Inc. (b) (c)	70	1,116
Newfield Exploration Co. (c)	76	2,484
Overseas Shipholding Group Inc. (b)	36	1,217
Patterson-UTI Energy Inc.	131	1,680
Plains Exploration & Production Co. (c)	65	1,769
Southern Union Co.	115	2,119
Unit Corp. (c)	56	1,552
		15,870
FINANCIALS - 9.5%
AmeriCredit Corp. (b) (c)	197	2,664
Central Pacific Financial Corp. (b)	74	278
Delphi Financial Group Inc.	41	789
Hospitality Properties Trust (b)	100	1,184
South Financial Group Inc. (b)	174	207
Sterling Financial Corp. / WA (b)	85	247
Synovus Financial Corp. (b)	178	532
UCBH Holdings Inc. (b)	107	135
Webster Financial Corp. (b)	109	874
Wintrust Financial Corp. (b)	36	577
		7,487
HEALTH CARE - 5.5%
Community Health Systems Inc. (b) (c)	103	2,601
LifePoint Hospitals Inc. (b) (c)	66	1,728
		4,329
INDUSTRIALS - 8.8%
Ceradyne Inc. (c)	37	652
Consolidated Graphics Inc. (c)	33	569
Gibraltar Industries Inc.	63	434
Oshkosh Corp.	169	2,457
SkyWest Inc.	40	406
Trinity Industries Inc. (b)	95	1,300

United Rentals Inc. (c)	165	1,072
		6,890
INFORMATION TECHNOLOGY - 17.9%
ADC Telecommunications Inc. (b) (c)	275	2,187
Brightpoint Inc. (c)	170	1,068
Fairchild Semiconductor International Inc. (c)	307	2,148
Novatel Wireless Inc. (b) (c)	162	1,462
United Online Inc.	123	803
Vishay Intertechnology Inc. (c)	439	2,981
Western Digital Corp. (c)	131	3,475
		14,124
MATERIALS - 4.2%
Commercial Metals Co. (b)	127	2,029
Headwaters Inc. (b) (c)	109	366
Olympic Steel Inc. (b)	37	898
		3,293
UTILITIES - 2.0%
PNM Resources Inc. (b)	149	1,598

Total Common Stocks (cost $72,614)		78,876

SHORT TERM INVESTMENTS - 16.2%
Mutual Funds - 2.5%
JNL Money Market Fund, 0.19% (a) (f)	2,012	2,012
Securities Lending Collateral - 13.7%
BNY Mellon Securities Lending Overnight
Fund 0.41% (a) (f)	4,139	4,139
BNY Mellon SL DBT II Liquidating Fund 0.81% (a) (f)	6,773	6,627
Mellon GSL Reinvestment Trust II (a) (d) (e) (g)	285	-
		10,766

Total Short Term Investments (cost $13,209)		12,778

Total Investments - 116.4% (cost $85,823)		91,654
Other Assets and Liabilities, Net - (16.4%)		(12,900)
Total Net Assets - 100%		$78,754

JNL/Mellon Capital Management NYSE® International 25 Fund
COMMON STOCKS - 100.5%
CONSUMER DISCRETIONARY - 8.0%
Daimler AG (b)	71	$ 2,582
Sony Corp. - ADR	125	3,230
		5,812
ENERGY - 10.5%
Petro-Canada	125	4,806
Repsol YPF SA - ADR (b)	127	2,836
		7,642
FINANCIALS - 56.5%
Allianz SE - ADR	251	2,314

AXA SA - ADR	121	2,296
Banco Bilbao Vizcaya Argentaria SA - ADR (b)	222	2,787
Banco Santander SA - ADR (b)	288	3,484
Barclays Plc - ADR (b)	240	4,422
Credit Suisse Group AG - ADR	79	3,616
Deutsche Bank AG	61	3,742
HSBC Holdings Plc - ADR (b)	56	2,337
ING Groep NV - ADR (b)	245	2,489
Lloyds Banking Group Plc - ADR (b)	362	1,726
National Bank of Greece SA - ADR (b) (c)	670	3,678
Royal Bank of Scotland Group Plc - ADR (b) (c)	177	2,263
Toronto-Dominion Bank	68	3,493
UBS AG (c)	191	2,327
		40,974
INFORMATION TECHNOLOGY - 3.0%
Hitachi Ltd. - ADR	70	2,170
MATERIALS - 9.3%
ArcelorMittal - NYS (b)	111	3,679
POSCO Inc. - ADR (b)	37	3,055
		6,734
TELECOMMUNICATION SERVICES - 6.0%
Nippon Telegraph & Telephone Corp. - ADR	100	2,034
Telecom Italia SpA - ADR	167	2,304
		4,338
UTILITIES - 7.2%
Korea Electric Power Corp. - ADR (b) (c)	235	2,701
Veolia Environnement - ADR	86	2,537
		5,238

Total Common Stocks (cost $83,732)		72,908

SHORT TERM INVESTMENTS - 27.2%
Mutual Funds - 0.0%
JNL Money Market Fund, 0.19% (a) (f)	19	19
Securities Lending Collateral - 27.2%
BNY Mellon Securities Lending Overnight
Fund 0.41% (a) (f)	8,533	8,533
BNY Mellon SL DBT II Liquidating Fund 0.81% (a) (f)	11,386	11,140
Mellon GSL Reinvestment Trust II (a) (d) (e) (g)	398	-
		19,673

Total Short Term Investments (cost $20,336)		19,692

Total Investments - 127.7% (cost $104,068)		92,600
Other Assets and Liabilities, Net - (27.7%)		(20,080)
Total Net Assets - 100%		$ 72,520

JNL/Mellon Capital Management Communications Sector Fund
COMMON STOCKS - 100.4%
CONSUMER DISCRETIONARY - 3.4%
Virgin Media Inc. (b)	103	$ 964

FINANCIALS - 4.2%
Leucadia National Corp. (b) (c)	57	1,204
TELECOMMUNICATION SERVICES - 92.8%
AT&T Inc.	277	6,891
CenturyTel Inc. (b)	34	1,053
Cincinnati Bell Inc. (c)	101	288
Embarq Corp.	32	1,360
Frontier Communications Corp.	109	781
Leap Wireless International Inc. (b) (c)	19	633
Level 3 Communications Inc. (b) (c)	563	850
MetroPCS Communications Inc. (b) (c)	75	999
NII Holdings Inc. - Class B (c)	56	1,063
Qwest Communications International Inc. (b)	315	1,308
Sprint Nextel Corp. (b) (c)	262	1,262
Telephone & Data Systems Inc.	19	548
Telephone & Data Systems Inc. - Special Shares	18	480
tw telecom inc. (c)	56	578
US Cellular Corp. (c)	7	266
Verizon Communications Inc.	219	6,743
Windstream Corp.	146	1,217
		26,320

Total Common Stocks (cost $35,056)		28,488

SHORT TERM INVESTMENTS - 18.7%
Mutual Funds - 0.8%
JNL Money Market Fund, 0.19% (a) (f)	233	233
Securities Lending Collateral - 17.9%
BNY Mellon Securities Lending Overnight
Fund 0.41% (a) (f)	1,695	1,695
BNY Mellon SL DBT II Liquidating Fund 0.81% (a) (f)	3,439	3,365
Mellon GSL Reinvestment Trust II (a) (d) (e) (g)	124	-
		5,060

Total Short Term Investments (cost $5,491)		5,293

Total Investments - 119.1% (cost $40,547)		33,781
Other Assets and Liabilities, Net - (19.1%)		(5,419)
Total Net Assets - 100%		$ 28,362

JNL/Mellon Capital Management Consumer Brands Sector Fund * (h)
COMMON STOCKS - 100.4%
CONSUMER DISCRETIONARY - 69.2%
Amazon.com Inc. (c)	7	$ 573
Apollo Group Inc. - Class A (c)	3	211
AutoZone Inc. (c)	1	110
Bed Bath & Beyond Inc. (b) (c)	6	179
Best Buy Co. Inc.	8	253
Cablevision Systems Corp. - Class A	5	106
Carnival Corp. (b)	9	240

Comcast Corp. - Class A	46	663
Comcast Corp. - Special Class A	18	253
Darden Restaurants Inc.	3	91
DirecTV Group Inc. (b) (c)	10	252
Discovery Communications Inc. - Class A (c)	3	66
Discovery Communications Inc. - Class C (c)	3	64
Gap Inc.	11	185
H&R Block Inc.	7	128
Home Depot Inc.	38	891
International Game Technology	7	105
J.C. Penney Co. Inc.	4	124
Kohl's Corp. (c)	6	273
Liberty Media Corp. - Capital (c)	2	27
Liberty Media Corp. - Entertainment - Class A (c)	11	293
Liberty Media Corp. - Interactive (c)	12	62
Lowe's Cos. Inc.	32	631
Macy's Inc.	9	109
Marriott International Inc. - Class A (b)	7	149
McDonald's Corp.	25	1,422
McGraw-Hill Cos. Inc.	7	211
News Corp. - Class A	40	368
News Corp. - Class B	10	101
Omnicom Group Inc.	7	218
O'Reilly Automotive Inc. (b) (c)	3	112
Priceline.com Inc. (b) (c)	1	102
Ross Stores Inc.	3	110
Staples Inc.	16	321
Starbucks Corp. (c)	16	224
Target Corp.	15	599
Time Warner Cable Inc.	8	248
Time Warner Inc.	26	667
TJX Cos. Inc.	9	287
Viacom Inc. - Class A (b) (c)	-	7
Viacom Inc. - Class B (c)	12	277
Walt Disney Co.	39	899
Yum! Brands Inc.	10	343
Other Securities		3,950
		16,504
CONSUMER STAPLES - 23.3%
Costco Wholesale Corp.	10	438
CVS Caremark Corp.	32	1,013
Kroger Co.	13	297
Safeway Inc.	9	193
Sysco Corp.	13	293
Walgreen Co.	22	647
Wal-Mart Stores Inc.	50	2,409
Other Securities		256
		5,546
ENERGY - 0.2%
Other Securities		52

HEALTH CARE - 3.2%
AmerisourceBergen Corp.	7	121
Cardinal Health Inc.	8	242
McKesson Corp.	6	268
Other Securities		137
		768
INDUSTRIALS - 2.2%
Delta Air Lines Inc. (b) (c)	17	98
Dun & Bradstreet Corp.	1	98
Southwest Airlines Co.	16	109
Other Securities		215
		521
INFORMATION TECHNOLOGY - 2.3%
eBay Inc. (c)	24	418
Other Securities		119
		537

Total Common Stocks (cost $27,211)		23,928

WARRANTS - 0.0%
Other Securities		-
Total Warrants (cost $0)		-

SHORT TERM INVESTMENTS - 7.9%
Mutual Funds - 1.1%
JNL Money Market Fund, 0.19% (a) (f)	259	259

Securities Lending Collateral - 6.8%
BNY Mellon Securities Lending Overnight
Fund, 0.41% (a) (f)	605	605
BNY Mellon SL DBT II Liquidating Fund, 0.81% (a) (f)	1,041	1,019
Mellon GSL Reinvestment Trust II (a) (d) (e) (g)	30	-
		1,624

Total Short Term Investments (cost $1,935)		1,883

Total Investments - 108.3% (cost $29,146)		25,811
Other Assets and Liabilities, Net - (8.3%)		(1,971)
Total Net Assets - 100%		$ 23,840

JNL/Mellon Capital Management Financial Sector Fund * (h)
COMMON STOCKS - 100.5%
FINANCIALS - 95.9%
ACE Ltd.	31	$ 1,372
AFLAC Inc.	43	1,351
Allstate Corp.	50	1,217
American Express Co.	99	2,298
Ameriprise Financial Inc.	24	579
Annaly Capital Management Inc.	50	762

AON Corp. (b)	23	863
Bank of America Corp.	578	7,629
Bank of New York Mellon Corp. (a)	112	3,283
BB&T Corp. (b)	59	1,301
Boston Properties Inc. (b)	11	537
Capital One Financial Corp. (b)	42	917
Charles Schwab Corp. (b)	88	1,541
Chubb Corp.	33	1,308
Citigroup Inc. (b)	483	1,433
CME Group Inc.	6	1,947
Discover Financial Services	44	453
Equity Residential (b)	25	561
Franklin Resources Inc.	15	1,072
Goldman Sachs Group Inc.	38	5,592
HCP Inc.	24	507
Host Hotels & Resorts Inc.	55	457
Hudson City Bancorp Inc.	44	590
IntercontinentalExchange Inc. (b) (c)	7	771
Invesco Ltd.	37	656
JPMorgan Chase & Co.	168	5,745
Loews Corp.	33	909
Marsh & McLennan Cos. Inc.	49	986
MetLife Inc.	54	1,622
Moody's Corp. (b)	17	458
Morgan Stanley (b)	114	3,241
Northern Trust Corp.	21	1,150
NYSE Euronext	24	659
Plum Creek Timber Co. Inc. (b)	15	447
PNC Financial Services Group Inc.	42	1,613
Principal Financial Group Inc.	27	507
Progressive Corp. (c)	59	897
Prudential Financial Inc.	40	1,475
Public Storage (b)	12	786
Simon Property Group Inc.	26	1,331
State Street Corp.	45	2,132
SunTrust Banks Inc.	43	707
T. Rowe Price Group Inc. (b)	24	998
Travelers Cos. Inc.	55	2,253
U.S. Bancorp	165	2,952
Unum Group (b)	30	483
Vornado Realty Trust (b)	15	691
Wells Fargo & Co. (b)	279	6,772
Other Securities		30,088
		107,899
INDUSTRIALS - 0.3%
Other Securities		300

INFORMATION TECHNOLOGY - 4.4%
MasterCard Inc. (b)	8	1,256
Visa Inc. - Class A	42	2,614

Western Union Co.	66	1,079
		4,949

Total Common Stocks (cost $140,888)		113,148

SHORT TERM INVESTMENTS - 11.0%
Mutual Funds - 0.3%
JNL Money Market Fund, 0.19% (a) (f)	299	299

Securities Lending Collateral - 10.7%
BNY Mellon Securities Lending Overnight
Fund, 0.41% (a) (f)	4,432	4,432
BNY Mellon SL DBT II Liquidating Fund, 0.81% (a) (f)	7,826	7,658
Mellon GSL Reinvestment Trust II (a) (d) (e) (g)	261	-
		12,090

Total Short Term Investments (cost $12,818)		12,389

Total Investments - 111.5% (cost $153,706)		125,537
Other Assets and Liabilities, Net - (11.5%)		(12,971)
Total Net Assets - 100%		$ 112,566

JNL/Mellon Capital Management Healthcare Sector Fund * (h)
COMMON STOCKS - 100.2%
HEALTH CARE - 100.2%
Abbott Laboratories	149	$ 7,012
Aetna Inc.	43	1,086
Alcon Inc.	7	854
Allergan Inc.	30	1,420
Amgen Inc. (c)	98	5,191
Baxter International Inc.	59	3,114
Beckman Coulter Inc. (b)	7	374
Becton Dickinson & Co.	22	1,568
Biogen Idec Inc. (c)	28	1,265
Boston Scientific Corp. (c)	144	1,459
Bristol-Myers Squibb Co.	191	3,870
Celgene Corp. (c)	45	2,139
Cephalon Inc. (b) (c)	7	403
CIGNA Corp.	26	630
Covidien Plc	49	1,832
CR Bard Inc.	10	716
DaVita Inc. (c)	10	509
DENTSPLY International Inc. (b)	14	438
Edwards Lifesciences Corp. (c)	5	369
Eli Lilly & Co.	95	3,292
Express Scripts Inc. (c)	22	1,527
Forest Laboratories Inc. (c)	29	733
Genzyme Corp. (c)	26	1,462
Gilead Sciences Inc. (c)	88	4,130
Henry Schein Inc. (b) (c)	9	416

Hospira Inc. (c)	15	589
Humana Inc. (c)	17	538
Illumina Inc. (b) (c)	12	474
Intuitive Surgical Inc. (b) (c)	4	595
Johnson & Johnson	268	15,225
Laboratory Corp. of America Holdings (b) (c)	10	709
Life Technologies Corp. (c)	17	696
Medco Health Solutions Inc. (c)	47	2,137
Medtronic Inc.	109	3,793
Merck & Co. Inc.	205	5,725
Millipore Corp. (c)	5	376
Mylan Inc. (b) (c)	29	380
Pfizer Inc.	653	9,798
Quest Diagnostics Inc.	15	841
Schering-Plough Corp.	157	3,939
St. Jude Medical Inc. (c)	33	1,373
Stryker Corp.	30	1,173
Thermo Fisher Scientific Inc. (c)	41	1,663
UnitedHealth Group Inc.	116	2,888
Varian Medical Systems Inc. (c)	12	428
Vertex Pharmaceuticals Inc. (b) (c)	17	597
Waters Corp. (c)	9	489
WellPoint Inc. (c)	47	2,396
Wyeth	129	5,866
Zimmer Holdings Inc. (c)	21	888
Other Securities		12,174

Total Common Stocks (cost $148,016)		121,559

RIGHTS - 0.0%
Other Securities		1
Total Rights (cost $2)		1

SHORT TERM INVESTMENTS - 2.4%
Mutual Funds - 0.0%
JNL Money Market Fund, 0.19% (a) (f)	8	8

Securities Lending Collateral - 2.4%
BNY Mellon Securities Lending Overnight
Fund, 0.41% (a) (f)	1,160	1,160
BNY Mellon SL DBT II Liquidating Fund, 0.81% (a) (f)	1,753	1,715
Mellon GSL Reinvestment Trust II (a) (d) (e) (g)	78	-
		2,875

Total Short Term Investments (cost $2,999)		2,883

Total Investments - 102.6% (cost $151,017)		124,443
Other Assets and Liabilities, Net - (2.6%)		(3,198)
Total Net Assets - 100%		$ 121,245

JNL/Mellon Capital Management Oil & Gas Sector Fund
COMMON STOCKS - 99.9%
ENERGY - 98.3%
Anadarko Petroleum Corp.	179	$ 8,107
Apache Corp.	126	9,073
Arena Resources Inc. (c)	15	485
Atlas America Inc. (b)	24	432
Atwood Oceanics Inc. (b) (c)	21	520
Baker Hughes Inc. (b)	113	4,107
Berry Petroleum Co. - Class A (b)	33	620
Bill Barrett Corp. (b) (c)	17	463
BJ Services Co.	109	1,481
Bristow Group Inc. (b) (c)	15	449
Cabot Oil & Gas Corp. - Class A (b)	38	1,177
Cameron International Corp. (c)	79	2,247
Carrizo Oil & Gas Inc. (b) (c)	18	307
Chesapeake Energy Corp.	226	4,474
Chevron Corp.	798	52,857
Cimarex Energy Co.	31	891
CNX Gas Corp. (c)	12	320
Complete Production Services Inc. (c)	40	252
Comstock Resources Inc. (c)	18	597
Concho Resources Inc. (c)	28	792
ConocoPhillips	510	21,471
Continental Resources Inc. (b) (c)	16	433
Core Laboratories NV	8	741
Denbury Resources Inc. (b) (c)	92	1,362
Devon Energy Corp.	158	8,610
Diamond Offshore Drilling Inc. (b)	25	2,081
Dresser-Rand Group Inc. (c)	32	847
Dril-Quip Inc. (b) (c)	14	536
El Paso Corp. (b)	268	2,473
Encore Acquisition Co. (c)	22	684
ENSCO International Inc.	54	1,892
EOG Resources Inc.	90	6,144
EXCO Resources Inc. (c)	65	837
Exterran Holdings Inc. (b) (c)	26	413
Exxon Mobil Corp.	1,443	100,883
FMC Technologies Inc. (b) (c)	46	1,731
Forest Oil Corp. (b) (c)	36	542
Frontier Oil Corp.	41	542
Global Industries Ltd. (b) (c)	73	412
Goodrich Petroleum Corp. (b) (c)	12	301
Halliburton Co.	331	6,856
Helix Energy Solutions Group Inc. (b) (c)	46	502
Helmerich & Payne Inc. (b)	36	1,109
Hercules Offshore Inc. (b) (c)	67	268
Hess Corp.	108	5,802
Holly Corp. (b)	18	321
Key Energy Services Inc. (c)	73	423

Marathon Oil Corp.	270	8,126
Mariner Energy Inc. (b) (c)	41	487
Murphy Oil Corp. (b)	69	3,767
Nabors Industries Ltd. (c)	105	1,637
National Oilwell Varco Inc. (c)	151	4,919
Newfield Exploration Co. (c)	49	1,589
Noble Corp.	98	2,974
Noble Energy Inc.	62	3,676
Occidental Petroleum Corp.	308	20,255
Oceaneering International Inc. (c)	21	946
Oil States International Inc. (b) (c)	22	541
Parker Drilling Co. (b) (c)	92	399
Patterson-UTI Energy Inc. (b)	57	730
Penn Virginia Corp. (b)	20	321
PetroHawk Energy Corp. (b) (c)	100	2,230
Pioneer Natural Resources Co. (b)	43	1,094
Plains Exploration & Production Co. (c)	46	1,251
Pride International Inc. (b) (c)	57	1,422
Quicksilver Resources Inc. (b) (c)	54	506
Range Resources Corp. (b)	59	2,430
Rowan Cos. Inc.	40	771
SandRidge Energy Inc. (c)	54	461
Schlumberger Ltd.	434	23,505
SEACOR Holdings Inc. (b) (c)	8	599
Smith International Inc. (b)	80	2,059
Southern Union Co.	41	746
Southwestern Energy Co. (c)	125	4,860
St. Mary Land & Exploration Co. (b)	27	567
Sunoco Inc. (b)	44	1,026
Superior Energy Services Inc. (c)	34	590
Swift Energy Co. (b) (c)	18	303
Tesoro Corp. (b)	51	643
Tetra Technologies Inc. (c)	54	430
Tidewater Inc.	19	800
Transocean Ltd. (c)	121	9,001
Ultra Petroleum Corp. (c)	58	2,254
Unit Corp. (c)	20	556
Valero Energy Corp.	201	3,397
W&T Offshore Inc. (b)	22	213
Weatherford International Ltd. (c)	257	5,026
Whiting Petroleum Corp. (c)	20	713
Williams Cos. Inc.	210	3,285
XTO Energy Inc. (b)	219	8,353
		387,325
INDUSTRIALS - 1.1%
Chart Industries Inc. (c)	17	312
Energy Conversion Devices Inc. (b) (c)	18	254
First Solar Inc. (b) (c)	17	2,779
SunPower Corp. - Class A (b) (c)	20	536
SunPower Corp. - Class B (b) (c)	21	492

		4,373
UTILITIES - 0.5%
Energen Corp.	27	1,086
OGE Energy Corp. (b)	35	991
		2,077

Total Common Stocks (cost $488,628)		393,775

SHORT TERM INVESTMENTS - 2.4%
Securities Lending Collateral - 2.4%
BNY Mellon Securities Lending Overnight
Fund 0.41% (a) (f)	3,411	3,411
BNY Mellon SL DBT II Liquidating Fund 0.81% (a) (f)	6,037	5,906
Mellon GSL Reinvestment Trust II (a) (d) (e) (g)	235	-

Total Short Term Investments (cost $9,683)		9,317

Total Investments - 102.3% (cost $498,311)		403,092
Other Assets and Liabilities, Net - (2.3%)		(8,909)
Total Net Assets - 100%		$394,183

JNL/Mellon Capital Management Technology Sector Fund * (h)
COMMON STOCKS - 99.9%
HEALTH CARE - 0.3%
Other Securities		$ 482

INDUSTRIALS - 0.4%
Pitney Bowes Inc.	20	443
Other Securities		50
		493
INFORMATION TECHNOLOGY - 97.6%
Adobe Systems Inc. (c)	51	1,446
Altera Corp.	29	468
Amdocs Ltd. (c)	18	395
Analog Devices Inc.	28	705
Apple Inc. (c)	70	10,038
Applied Materials Inc.	131	1,435
Autodesk Inc. (c)	23	443
BMC Software Inc. (c)	18	613
Broadcom Corp. - Class A (c)	42	1,032
CA Inc.	40	703
Check Point Software Technologies Ltd. (c)	17	389
Cisco Systems Inc. (c)	527	9,821
Citrix Systems Inc. (c)	18	561
Cognizant Technology Solutions Corp. (c)	29	786
Computer Sciences Corp. (c)	15	658
Corning Inc.	152	2,444
Dell Inc. (c)	168	2,306
EMC Corp. (c)	196	2,565
Google Inc. - Class A (c)	19	8,008

Hewlett-Packard Co.	181	6,981
Intel Corp.	422	6,977
International Business Machines Corp.	121	12,604
Intuit Inc. (c)	30	833
Juniper Networks Inc. (c)	52	1,216
KLA-Tencor Corp.	16	415
Linear Technology Corp. (b)	20	468
Marvell Technology Group Ltd. (c)	47	550
Maxim Integrated Products Inc.	30	476
McAfee Inc. (c)	15	649
Microchip Technology Inc. (b)	18	399
Micron Technology Inc. (b) (c)	83	419
Microsoft Corp.	723	17,179
Motorola Inc.	206	1,365
NetApp Inc. (c)	32	640
Nvidia Corp. (c)	55	625
Oracle Corp.	316	6,758
QUALCOMM Inc.	143	6,457
Salesforce.com Inc. (b) (c)	10	389
Seagate Technology Inc.	48	500
Sun Microsystems Inc. (c)	72	668
Symantec Corp. (c)	80	1,247
Teradata Corp. (c)	17	399
Texas Instruments Inc.	124	2,638
Western Digital Corp. (c)	21	567
Xerox Corp.	84	547
Xilinx Inc.	27	548
Yahoo! Inc. (c)	127	1,996
Other Securities		17,794
		137,120
TELECOMMUNICATION SERVICES - 1.6%
American Tower Corp. (c)	39	1,219
Crown Castle International Corp. (c)	24	575
Other Securities		413
		2,207

Total Common Stocks (cost $149,606)		140,302

SHORT TERM INVESTMENTS - 8.2%
Mutual Funds - 6.7%
JNL Money Market Fund, 0.19% (a) (f)	9,380	9,380

Securities Lending Collateral - 1.5%
BNY Mellon Securities Lending Overnight
Fund 0.41% (a) (f)	870	870
BNY Mellon SL DBT II Liquidating Fund 0.81% (a) (f)	1,247	1,219
Mellon GSL Reinvestment Trust II (a) (d) (e) (g)	54	-
		2,089

Total Short Term Investments (cost $11,551)		11,469

Total Investments - 108.1% (cost $161,157)		151,771
Other Assets and Liabilities, Net - (8.1%)		(11,319)
Total Net Assets - 100%		$ 140,452

The accompanying notes are an integral part of these Financial Statements.

JNL Variable Fund LLC (Unaudited)
Notes to the Schedules of Investments (dollar amounts in thousands)
June 30, 2009

(a) Investment in affiliate.

(b) All or portion of the security was on loan.

(c) Non-income producing security.

(d) Issuer was in Chapter 11 bankruptcy and/or was in default relating to principal and/or interest.

(e) Security fair valued in accordance with the procedures established by the Trust's Board of Managers. Fair valued securities may be classified as Level 2 or Level 3 for Statement on Financial Accounting Standards (“SFAS”) No. 157 disclosures based on the applicable valuation inputs. See SFAS No. 157 table on page 233 and Note 2 in the Notes to the Financial Statements.

(f) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2009.

(g) Illiquid security. At June 30, 2009, the only illiquid security held was Mellon GSL Reinvestment Trust II. The fair value of this security was $0.00 at June 30, 2009.

Abbreviations:
ADR - American Depositary Receipt
NYS - New York Registered Shares

Investments in Affiliates - See Note 5 in the Notes to the Financial Statements for further discussion of investments in affiliates. The JNL/Mellon Capital Management Financial Sector Fund invested in Bank of New York Mellon Corp., the parent company of its subadviser and its custodian. The following table details the Fund's long-term investments in affiliates held at June 30, 2009.

	Value					Value
	Beginning		Sales	Dividend	Realized	End
Affiliate	of Period	Purchases	Proceeds	Income	Gain (Loss)	of Period
Bank of New York Mellon Corp.	$ 2,004	$ 316	$ 116	$ 28	$ (126)	$ 3,283

The following table details cash management and securities lending collateral investments in affiliates held at June 30, 2009. Dividend income received from the BNY Mellon Securities Lending Overnight Fund and the BNY Mellon SL DBT II Liquidating Fund is aggregated with income from securities lending when received from the custodian and reflected as securities lending income in the Statements of Operations. The Mellon GSL Reinvestment Trust II is not presented in the table below, because its fair value was $0.00 at the beginning and end of the period. In addition there was no dividend income received from investments in the Mellon GSL Reinvestment Trust II during the period ended June 30, 2009. Purchase and sales proceeds are not shown for these investments. There was no realized gain or loss relating to transactions for these investments during the period ended June 30, 2009.

						BNY Mellon Securities		BNY Mellon SL
	JNL Money Market Fund					Lending Overnight Fund		DBT II Liquidating Fund
	Value	Amortized	Value		Value	Amortized	Value	Amortized	Value
	Beginning	Cost End	End	Dividend	Beginning	Cost End	End	Cost End	End
Fund	of Period	of Period	of Period	Income	of Period*	of Period	of Period	of Period	of Period
JNL/Mellon Capital Management DowSM 10 Fund	$ 1,284	$ 118	$ 118	$ 1	24,093	$ 26,405	$ 26,405	$ 2,754	$ 2,694
JNL/Mellon Capital Management S&P® 10 Fund	1,420	357	357	2	10,112	5,119	5,119	279	272
JNL/Mellon Capital Management Global 15 Fund	581	827	827	1	53,612	44,999	44,999	3,828	3,746
JNL/Mellon Capital Management Nasdaq® 25 Fund	160	519	519	1	6,346	2,477	2,477	4,125	4,035
JNL/Mellon Capital Management Value Line® 30 Fund	1,655	1,039	1,039	4	28,942	13,663	13,663	16,478	16,122
JNL/Mellon Capital Management DowSM Dividend Fund	992	268	268	2	33,209	4,545	4,545	19,049	18,638
JNL/Mellon Capital Management S&P® 24 Fund	94	1,517	1,517	1	-	-	-	-	-
JNL/Mellon Capital Management 25 Fund	-	-	-	-	58,990	62,668	62,668	5,079	4,969
JNL/Mellon Capital Management Select Small-Cap Fund	1,264	1,469	1,469	1	78,532	31,657	31,657	39,253	38,405
JNL/Mellon Capital Management JNL 5 Fund	6,330	3,625	3,625	13	409,353	187,754	187,754	296,116	289,720
JNL/Mellon Capital Management VIP Fund	744	460	460	2	22,583	11,265	11,265	20,384	19,944
JNL/Mellon Capital Management JNL Optimized 5 Fund	1,019	977	977	2	16,373	23,578	23,578	12,464	12,195
JNL/Mellon Capital Management S&P® SMid 60 Fund	184	2,012	2,012	3	10,541	4,139	4,139	6,773	6,627
JNL/Mellon Capital Management NYSE® International 25 Fund	106	19	19	1	10,790	8,533	8,533	11,386	11,140
JNL/Mellon Capital Management Communications Sector Fund	83	233	233	-	5,091	1,695	1,695	3,439	3,365
JNL/Mellon Capital Management Consumer Brands Sector Fund	53	259	259	-	1,574	605	605	1,041	1,019
JNL/Mellon Capital Management Financial Sector Fund	699	299	299	3	12,007	4,432	4,432	7,826	7,658
JNL/Mellon Capital Management Healthcare Sector Fund	491	8	8	1	2,709	1,160	1,160	1,753	1,715
JNL/Mellon Capital Management Oil & Gas Sector Fund	23,383	-	-	10	9,120	3,411	3,411	6,037	5,906
JNL/Mellon Capital Management Technology Sector Fund	116	9,380	9,380	3	2,059	870	870	1,247	1,219

* At the beginning of the period, the investment in the BNY Mellon Securities Lending Overnight Fund and the BNY Mellon SL DBT II Liquidating Fund were held in one investment, the Mellon GSL DBT II Collateral Fund. See Note 3 in the Notes to the Financial Statements for further discussion of securities lending transactions during the period.

The accompanying notes are an integral part of these Financial Statements.

JNL Variable Fund LLC (unaudited)
Notes to the Schedules of Investments (continued)
June 30, 2009

Summary of Investments by Sector (percentage of total investments):

	Consumer	Consumer			Health
	Discretionary	Staples	Energy	Financials	Care	Industrials
JNL/Mellon Capital Management DowSM 10 Fund	8.3%	9.4%	- %	- %	17.7%	29.5%
JNL/Mellon Capital Management S&P® 10 Fund	30.4	8.9	-	-	10.5	-
JNL/Mellon Capital Management Global 15 Fund	15.1	12.0	6.6	21.5	5.2	8.6
JNL/Mellon Capital Management Nasdaq® 25 Fund	14.2	-	-	-	16.9	2.6
JNL/Mellon Capital Management Value Line® 30 Fund	29.7	9.9	-	-	50.9	-
JNL/Mellon Capital Management DowSM Dividend Fund	-	-	3.8	24.7	3.6	17.1
JNL/Mellon Capital Management S&P® 24 Fund	11.6	11.7	11.9	12.5	12.8	12.9
JNL/Mellon Capital Management 25 Fund	28.1	12.0	-	-	5.3	14.8
JNL/Mellon Capital Management Select Small-Cap Fund	12.8	5.1	4.5	11.3	12.0	11.2
JNL/Mellon Capital Management JNL 5 Fund	16.8	9.8	2.0	13.0	9.1	16.1
JNL/Mellon Capital Management VIP Fund	11.4	5.7	4.5	15.7	16.1	9.6
JNL/Mellon Capital Management JNL Optimized 5 Fund	17.6	5.1	3.1	12.7	18.1	7.3
JNL/Mellon Capital Management S&P® SMid 60 Fund	27.0	0.6	17.3	8.2	4.7	7.6
JNL/Mellon Capital Management NYSE® International 25 Fund	6.3	-	8.3	44.2	-	-
JNL/Mellon Capital Management Communications Sector Fund	2.9	-	-	3.6	-	-
JNL/Mellon Capital Management Consumer Brands Sector Fund	63.9	21.5	0.2	-	3.0	2.0
JNL/Mellon Capital Management Financial Sector Fund	-	-	-	86.0	-	0.2
JNL/Mellon Capital Management Healthcare Sector Fund	-	-	-	-	97.7	-
JNL/Mellon Capital Management Oil & Gas Sector Fund	-	-	96.1	-	-	1.1
JNL/Mellon Capital Management Technology Sector Fund	-	-	-	-	0.3	0.3

Summary of Investments by Sector (percentage of total investments) (continued):

	Information		Telecommunication		Short-Term	Total
	Technology	Materials	Services	Utilities	Securities	Investments
JNL/Mellon Capital Management DowSM 10 Fund	- %	9.4%	16.5%	- %	9.2%	100.0%
JNL/Mellon Capital Management S&P® 10 Fund	-	-	-	48.2	2.0	100.0
JNL/Mellon Capital Management Global 15 Fund	-	5.4	16.9	-	8.7	100.0
JNL/Mellon Capital Management Nasdaq® 25 Fund	56.2	1.6	-	-	8.5	100.0
JNL/Mellon Capital Management Value Line® 30 Fund	2.5	1.5	-	-	5.5	100.0
JNL/Mellon Capital Management DowSM Dividend Fund	-	11.1	-	28.3	11.4	100.0
JNL/Mellon Capital Management S&P® 24 Fund	11.0	-	-	11.9	3.7	100.0
JNL/Mellon Capital Management 25 Fund	4.6	12.2	5.5	-	17.5	100.0
JNL/Mellon Capital Management Select Small-Cap Fund	14.6	1.6	1.7	4.7	20.5	100.0
JNL/Mellon Capital Management JNL 5 Fund	3.8	8.9	5.7	0.9	13.9	100.0
JNL/Mellon Capital Management VIP Fund	13.2	3.1	1.8	8.2	10.7	100.0
JNL/Mellon Capital Management JNL Optimized 5 Fund	16.2	4.7	3.7	1.9	9.6	100.0
JNL/Mellon Capital Management S&P® SMid 60 Fund	15.4	3.6	-	1.7	13.9	100.0
JNL/Mellon Capital Management NYSE® International 25 Fund	2.3	7.3	4.7	5.7	21.2	100.0
JNL/Mellon Capital Management Communications Sector Fund	-	-	77.9	-	15.6	100.0
JNL/Mellon Capital Management Consumer Brands Sector Fund	2.1	-	-	-	7.3	100.0
JNL/Mellon Capital Management Financial Sector Fund	4.0	-	-	-	9.8	100.0
JNL/Mellon Capital Management Healthcare Sector Fund	-	-	-	-	2.3	100.0
JNL/Mellon Capital Management Oil & Gas Sector Fund	-	-	-	0.5	2.3	100.0
JNL/Mellon Capital Management Technology Sector Fund	90.3	-	1.5	-	7.6	100.0

Summary of Investments by Country (as a percentage of total long-term investments):*

	JNL/Mellon Capital	JNL/Mellon Capital	JNL/Mellon Capital	JNL/Mellon Capital	JNL/Mellon Capital	JNL/Mellon Capital	JNL/Mellon Capital
	Management	Management Value	Management	Management	Management	Management JNL	Management NYSE®
	Global 15 Fund	Line® 30 Fund	25 Fund	JNL 5 Fund	VIP Fund	Optimized 5 Fund	International 25 Fund
Belgium	- %	- %	- %	- %	1.4%	1.8%	- %
Bermuda	-	-	5.5	-	-	-	-
Canada	-	2.9	6.6	1.6	0.3	1.3	11.4
Cayman Islands	-	-	6.9	-	-	-	-
China	7.4	-	-	-	-	-	-
Finland	-	-	-	-	1.8	2.4	-
France	-	-	-	-	3.3	4.3	6.6
Germany	-	-	-	-	3.7	4.8	11.9
Hong Kong	30.6	-	-	10.6	-	6.6	-
Israel	-	10.0	-	-	3.7	5.1	-
Italy	-	-	-	-	1.5	2.0	3.2
Japan	-	-	-	-	-	-	7.2
Luxembourg	-	-	-	-	-	-	5.0
Netherlands	-	-	4.1	-	-	-	3.4
Norway	-	-	-	-	1.1	1.3	-
Portugal	-	-	-	-	1.0	1.3	-
Puerto Rico	-	-	-	0.1	0.1	-	-
South Korea	-	-	-	-	-	-	7.9
Spain	-	-	-	-	2.0	2.6	12.5
Sweden	-	-	-	-	3.4	4.5	-
Switzerland	-	-	-	-	-	-	8.1
United Kingdom	34.2	-	-	8.1	-	5.0	9.3
United States	27.8	87.1	76.9	79.6	76.7	57.0	13.5
Total Long-Term
Investments	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

* The Funds presented in the table are those which had greater than 10% of long-term investments in non-U.S. securities at June 30, 2009.

The accompanying notes are an integral part of these Financial Statements.

JNL Variable Fund LLC (Unaudited)
Notes to the Schedules of Investments (continued) (dollar amounts in thousands)
June 30, 2009

SFAS No. 157 "Fair Value Measurements" Schedule - See Note 2 in the Notes to the Financial Statements for further discussion regarding SFAS No. 157. The following table summarizes each Fund's investments in securities and other financial instruments as of June 30, 2009 by valuation level. Major security categories for which all securities are Level 1 values are aggregated and not disclosed by each security category in the table. Major security categories for which securities are Level 2 or Level 3 valuations are disclosed by security category in the table and include all valuation levels in the security category.

Assets as of June 30, 2009 by level:
Investments in Securities
	Level 1	Level 2	Level 3	Total
JNL/Mellon Capital Management DowSM 10 Fund
Securities Lending Collateral	$ 26,405	$ 2,694	$ -	$ 29,099
Security Categories for which all valuations are Level 1	286,907	-	-	286,907
Fund Total	$ 313,312	$ 2,694	$ -	$ 316,006
JNL/Mellon Capital Management S&P® 10 Fund
Securities Lending Collateral	$ 5,119	$ 272	$ -	$ 5,391
Security Categories for which all valuations are Level 1	286,529	-	-	286,529
Fund Total	$ 291,648	$ 272	$ -	$ 291,920
JNL/Mellon Capital Management Global 15 Fund
Securities Lending Collateral	$ 44,999	$ 3,746	$ -	$ 48,745
Security Categories for which all valuations are Level 1	521,862	-	-	521,862
Fund Total	$ 566,861	$ 3,746	$ -	$ 570,607
JNL/Mellon Capital Management Nasdaq® 25 Fund
Securities Lending Collateral	$ 2,477	$ 4,035	$ -	$ 6,512
Security Categories for which all valuations are Level 1	75,306	-	-	75,306
Fund Total	$ 77,783	$ 4,035	$ -	$ 81,818
JNL/Mellon Capital Management Value Line® 30 Fund
Securities Lending Collateral	$ 13,663	$ 16,122	$ -	$ 29,785
Security Categories for which all valuations are Level 1	531,190	-	-	531,190
Fund Total	$ 544,853	$ 16,122	$ -	$ 560,975
JNL/Mellon Capital Management DowSM Dividend Fund
Securities Lending Collateral	$ 4,545	$ 18,638	$ -	$ 23,183
Security Categories for which all valuations are Level 1	182,571	-	-	182,571
Fund Total	$ 187,116	$ 18,638	$ -	$ 205,754
JNL/Mellon Capital Management S&P® 24 Fund	$ 41,207	$ -	$ -	$ 41,207
JNL/Mellon Capital Management 25 Fund
Securities Lending Collateral	$ 62,668	$ 4,969	$ -	$ 67,637
Security Categories for which all valuations are Level 1	317,435	-	-	317,435
Fund Total	$ 380,103	$ 4,969	$ -	$ 385,072

JNL/Mellon Capital Management Select Small-Cap Fund
Securities Lending Collateral	$ 32,374	$ 38,405	$ -	$ 70,779
Security Categories for which all valuations are Level 1	282,105	-	-	282,105
Fund Total	$ 314,479	$ 38,405	$ -	$ 352,884
JNL/Mellon Capital Management JNL 5 Fund
Securities Lending Collateral	$ 187,754	$ 289,720	$ -	$ 477,474
Security Categories for which all valuations are Level 1	2,971,421	-	-	2,971,421
Fund Total	$ 3,159,175	$ 289,720	$ -	$ 3,448,895
JNL/Mellon Capital Management VIP Fund
Common Stocks - Energy	$ 10,995	$ 2,275	$ -	$ 13,270
Securities Lending Collateral	11,265	19,944	-	31,209
Security Categories for which all valuations are Level 1	249,017	-	-	249,017
Fund Total	$ 271,277	$ 22,219	$ -	$ 293,496
JNL/Mellon Capital Management JNL Optimized 5 Fund
Common Stocks - Energy	$ 7,971	$ 3,950	$ -	$ 11,921
Securities Lending Collateral	23,578	12,195	-	35,773
Security Categories for which all valuations are Level 1	336,297	-	-	336,297
Fund Total	$ 367,846	$ 16,145	$ -	$ 383,991
JNL/Mellon Capital Management S&P® SMid 60 Fund
Securities Lending Collateral	$ 4,139	$ 6,627	$ -	$ 10,766
Security Categories for which all valuations are Level 1	80,888	-	-	80,888
Fund Total	$ 85,027	$ 6,627	$ -	$ 91,654
JNL/Mellon Capital Management NYSE® International 25 Fund
Securities Lending Collateral	$ 8,533	$ 11,140	$ -	$ 19,673
Security Categories for which all valuations are Level 1	72,927	-	-	72,927
Fund Total	$ 81,460	$ 11,140	$ -	$ 92,600

The accompanying notes are an integral part of these Financial Statements.

JNL Variable Fund LLC (Unaudited)
Notes to the Schedules of Investments (continued) (dollar amounts in thousands)
June 30, 2009

SFAS No. 157 "Fair Value Measurements" Schedule (continued)

	Assets as of June 30, 2009 by level:
	Investments in Securities
	Level 1	Level 2	Level 3	Total
JNL/Mellon Capital Management Communications Sector Fund
Securities Lending Collateral	$ 1,695	$ 3,365	$ -	$ 5,060
Security Categories for which all valuations are Level 1	28,721	-	-	28,721
Fund Total	$ 30,416	$ 3,365	$ -	$ 33,781
JNL/Mellon Capital Management Consumer Brands Sector Fund
Securities Lending Collateral	$ 605	$ 1,019	$ -	$ 1,624
Security Categories for which all valuations are Level 1	24,187	-	-	24,187
Fund Total	$ 24,792	$ 1,019	$ -	$ 25,811
JNL/Mellon Capital Management Financial Sector Fund
Securities Lending Collateral	$ 4,432	$ 7,658	$ -	$ 12,090
Security Categories for which all valuations are Level 1	113,447	-	-	113,447
Fund Total	$ 117,879	$ 7,658	$ -	$ 125,537
JNL/Mellon Capital Management Healthcare Sector Fund
Securities Lending Collateral	$ 1,160	$ 1,715	$ -	$ 2,875
Security Categories for which all valuations are Level 1	121,568	-	-	121,568
Fund Total	$ 122,728	$ 1,715	$ -	$ 124,443
JNL/Mellon Capital Management Oil & Gas Sector Fund
Securities Lending Collateral	$ 3,411	$ 5,906	$ -	$ 9,317
Security Categories for which all valuations are Level 1	393,775	-	-	393,775
Fund Total	$ 397,186	$ 5,906	$ -	$ 403,092
JNL/Mellon Capital Management Technology Sector Fund
Common Stocks - Information Technology	$ 136,742	$ 378	$ -	$ 137,120
Securities Lending Collateral	870	1,219	-	2,089
Security Categories for which all valuations are Level 1	12,562	-	-	12,562
Fund Total	$ 150,174	$ 1,597	$ -	$ 151,771

The accompanying notes are an integral part of these Financial Statements.

JNL Variable Fund LLC (Unaudited)
Statements of Assets and Liabilities (in thousands, except net asset value per share)
June 30, 2009

	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon
	Capital	Capital	Capital	Capital	Capital	Capital	Capital
	Management	Management	Management	Management	Management	Management	Management
	Dowsm 10	S&P® 10	Global 15	Nasdaq® 25	Value Line® 30	Dowsm Dividend	S&P® 24
Assets	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Investments - unaffiliated, at value (a) (d)	$ 286,789	$ 286,172	$ 521,035	$ 74,787	$ 530,151	$ 182,303	$ 39,690
Investments - affiliated, at value (b)	29,217	5,748	49,572	7,031	30,824	23,451	1,517
Total investments, at value (c)	316,006	291,920	570,607	81,818	560,975	205,754	41,207
Cash	5	1	11	-	1	1	-
Foreign currency (e)	-	-	32	-	1	-	-
Receivables:
Investment securities sold	-	-	-	-	-	-	-
Fund shares sold	321	490	511	214	868	372	477
Dividends and interest	710	910	3,252	41	172	295	23
Foreign taxes recoverable	-	-	-	-	109	-	-
Other assets	2	36	3	-	4	1	3
Total assets	317,044	293,357	574,416	82,073	562,130	206,423	41,710

Liabilities
Cash overdraft	-	-	-	-	-	-	-
Payables:
Advisory fees	71	70	125	19	124	46	10
Administrative fees	36	35	87	9	64	23	4
12b-1 fees (Class A)	48	47	87	12	86	30	6
Investment securities purchased	-	-	-	219	-	-	1,506
Fund shares redeemed	482	506	1,350	103	1,667	548	173
Manager fees	13	13	18	1	15	5	-
Other expenses	13	1	11	2	193	8	-
Return of collateral for securities loaned	29,755	5,738	50,155	6,732	30,863	25,007	-
Total liabilities	30,418	6,410	51,833	7,097	33,012	25,667	1,699
Net assets	$ 286,626	$ 286,947	$ 522,583	$ 74,976	$ 529,118	$ 180,756	$ 40,011

Net assets consist of:
Paid-in capital	$ 326,034	$ 279,003	$ 534,095	$ 109,114	$ 1,068,565	$ 437,848	$ 52,928
Undistributed net investment income	-	-	-	184	2,364	18,494	490
Accumulated net realized gain (loss)	-	-	-	(29,717)	(526,896)	(195,871)	(12,590)
Net unrealized appreciation (depreciation)
on investments and foreign currency	(39,408)	7,944	(11,512)	(4,605)	(14,915)	(79,715)	(817)
	$ 286,626	$ 286,947	$ 522,583	$ 74,976	$ 529,118	$ 180,756	$ 40,011

Class A
Net assets	$ 286,626	$ 286,947	$ 522,583	$ 74,850	$ 529,020	$ 180,673	$ 39,921
Shares outstanding (no par value),
unlimited shares authorized	46,467	36,366	42,625	9,150	56,919	38,571	5,427
Net asset value per share	$ 6.17	$ 7.89	$ 12.26	$ 8.18	$ 9.29	$ 4.68	$ 7.36

Class B
Net assets	n/a	n/a	n/a	$ 126	$ 98	$ 83	$ 90
Shares outstanding (no par value),
unlimited shares authorized	n/a	n/a	n/a	20	21	20	14
Net asset value per share	n/a	n/a	n/a	$ 6.28	$ 4.76	$ 4.09	$ 6.58

(a) Investments - unaffiliated, at cost	$ 325,541	$ 277,880	$ 531,150	$ 79,172	$ 543,988	$ 260,194	$ 40,482
(b) Investments - affiliated, at cost	29,873	6,095	50,982	7,251	31,902	25,275	1,542
(c) Total investments, at cost	355,414	283,975	582,132	86,423	575,890	285,469	42,024
(d) Including value of securities on loan	28,554	5,533	47,345	6,487	30,146	25,759	-
(e) Foreign currency, at cost	-	-	32	-	1	-	-

The accompanying notes are an integral part of these Financial Statements.

JNL Variable Fund LLC (Unaudited)
Statements of Assets and Liabilities (in thousands, except net asset value per share)
June 30, 2009

	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon
	Capital	Capital	Capital	Capital	Capital	Capital	Capital
	Management	Management	Management	Management	Management	Management	Management
	25	Select Small-	JNL 5	VIP	JNL Optimized 5	S&P® SMid	NYSE® International
Assets	Fund	Cap Fund	Fund	Fund	Fund	60 Fund	25 Fund

Investments - unaffiliated, at value (a) (d)	$ 317,435	$ 280,636	$ 2,967,796	$ 261,827	$ 347,241	$ 78,876	$ 72,908
Investments - affiliated, at value (b)	67,637	72,248	481,099	31,669	36,750	12,778	19,692
Total investments, at value (c)	385,072	352,884	3,448,895	293,496	383,991	91,654	92,600
Cash	-	4	14	16	-	-	419
Foreign currency (e)	-	-	-	269	590	-	-
Receivables:
Investment securities sold	-	-	-	29	-	-	-
Fund shares sold	86	524	2,129	220	457	423	98
Dividends and interest	757	277	6,176	183	243	44	61
Foreign taxes recoverable	-	-	-	58	308	-	104
Other assets	2	2	69	5	2	6	-
Total assets	385,917	353,691	3,457,283	294,276	385,591	92,127	93,282

Liabilities
Cash overdraft	109	-	-	-	-	-	-
Payables:
Advisory fees	79	67	674	63	84	20	19
Administrative fees	40	34	369	32	43	9	12
12b-1 fees (Class A)	54	45	490	42	57	12	12
Investment securities purchased	-	1,195	-	815	-	1,955	234
Fund shares redeemed	661	465	6,153	454	539	179	159
Manager fees	11	10	73	6	5	1	1
Other expenses	2	1	48	20	37	-	8
Return of collateral for securities loaned	69,491	73,887	497,679	32,583	36,633	11,197	20,317
Total liabilities	70,447	75,704	505,486	34,015	37,398	13,373	20,762
Net assets	$ 315,470	$ 277,987	$ 2,951,797	$ 260,261	$ 348,193	$ 78,754	$ 72,520

Net assets consist of:
Paid-in capital	$ 531,400	$ 580,592	$ 5,584,484	$ 455,787	$ 581,909	$ 95,576	$ 110,050
Undistributed net investment income	21,590	3,572	149,640	7,972	14,344	1,480	4,417
Accumulated net realized gain (loss)	(252,621)	(322,095)	(2,077,714)	(177,338)	(214,909)	(24,133)	(30,479)
Net unrealized appreciation (depreciation)
on investments and foreign currency	15,101	15,918	(704,613)	(26,160)	(33,151)	5,831	(11,468)
	$ 315,470	$ 277,987	$ 2,951,797	$ 260,261	$ 348,193	$ 78,754	$ 72,520

Class A
Net assets	$ 315,303	$ 277,909	$ 2,944,549	$ 259,532	$ 347,435	$ 78,632	$ 72,388
Shares outstanding (no par value),
unlimited shares authorized	41,556	32,797	467,809	51,377	53,701	11,364	11,339
Net asset value per share	$ 7.59	$ 8.47	$ 6.29	$ 5.05	$ 6.47	$ 6.92	$ 6.38

Class B
Net assets	$ 167	$ 78	$ 7,248	$ 729	$ 758	$ 122	$ 132
Shares outstanding (no par value),
unlimited shares authorized	22	9	1,147	144	118	18	21
Net asset value per share	$ 7.64	$ 8.48	$ 6.32	$ 5.07	$ 6.44	$ 6.85	$ 6.29

(a) Investments - unaffiliated, at cost	$ 300,466	$ 261,610	$ 3,652,173	$ 286,614	$ 379,543	$ 72,614	$ 83,732
(b) Investments - affiliated, at cost	69,491	75,356	501,304	33,043	37,610	13,209	20,336
(c) Total investments, at cost	369,957	336,966	4,153,477	319,657	417,153	85,823	104,068
(d) Including value of securities on loan	65,142	74,398	477,360	31,561	35,143	10,768	18,992
(e) Foreign currency, at cost	-	-	-	270	586	-	-

The accompanying notes are an integral part of these Financial Statements.

JNL Variable Fund LLC (Unaudited)
Statements of Assets and Liabilities (in thousands, except net asset value per share)
June 30, 2009

	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon
	Capital	Capital	Capital	Capital	Capital	Capital
	Management	Management	Management	Management	Management	Management
	Communications	Consumer Brands	Financial	Healthcare	Oil & Gas	Technology
Assets	Sector Fund	Sector Fund	Sector Fund	Sector Fund	Sector Fund	Sector Fund

Investments - unaffiliated, at value (a) (d)	$ 28,488	$ 23,928	$ 109,865	$ 121,560	$ 393,775	$ 140,302
Investments - affiliated, at value (b)	5,293	1,883	15,672	2,883	9,317	11,469
Total investments, at value (c)	33,781	25,811	125,537	124,443	403,092	151,771
Cash	1	-	9	2	-	-
Foreign currency (e)	-	-	-	-	-	-
Receivables:
Investment securities sold	-	-	14	-	2,177	-
Fund shares sold	15	48	227	342	991	378
Dividends and interest	36	13	178	98	266	20
Foreign taxes recoverable	1	-	-	8	-	-
Other assets	-	-	-	1	2	-
Total assets	33,834	25,872	125,965	124,894	406,528	152,169

Liabilities
Cash overdraft	-	-	-	-	1,541	-
Payables:
Advisory fees	8	6	30	32	99	33
Administrative fees	3	3	14	15	51	15
12b-1 fees (Class A)	4	4	19	20	68	21
Investment securities purchased	147	182	173	-	-	9,124
Fund shares redeemed	50	160	638	584	875	346
Manager fees	1	-	1	2	7	1
Other expenses	1	1	5	5	21	6
Return of collateral for securities loaned	5,258	1,676	12,519	2,991	9,683	2,171
Total liabilities	5,472	2,032	13,399	3,649	12,345	11,717
Net assets	$ 28,362	$ 23,840	$ 112,566	$ 121,245	$ 394,183	$ 140,452

Net assets consist of:
Paid-in capital	$ 53,502	$ 34,610	$ 175,657	$ 156,193	$ 471,289	$ 159,781
Undistributed net investment income	2,026	321	3,164	2,600	6,567	357
Accumulated net realized gain (loss)	(20,400)	(7,756)	(38,170)	(10,974)	11,546	(10,301)
Net unrealized appreciation (depreciation)
on investments and foreign currency	(6,766)	(3,335)	(28,085)	(26,574)	(95,219)	(9,385)
	$ 28,362	$ 23,840	$ 112,566	$ 121,245	$ 394,183	$ 140,452

Class A
Net assets	$ 28,278	$ 23,753	$ 112,392	$ 121,033	$ 393,481	$ 140,136
Shares outstanding (no par value),
unlimited shares authorized	10,858	3,660	21,320	12,467	18,793	28,107
Net asset value per share	$ 2.60	$ 6.49	$ 5.27	$ 9.71	$ 20.94	$ 4.99

Class B
Net assets	$ 84	$ 87	$ 174	$ 212	$ 702	$ 316
Shares outstanding (no par value),
unlimited shares authorized	34	13	33	22	33	63
Net asset value per share	$ 2.50	$ 6.54	$ 5.26	$ 9.70	$ 21.16	$ 5.03

(a) Investments - unaffiliated, at cost	$ 35,056	$ 27,211	$ 137,293	$ 148,018	$ 488,628	$ 149,606
(b) Investments - affiliated, at cost	5,491	1,935	16,413	2,999	9,683	11,551
(c) Total investments, at cost	40,547	29,146	153,706	151,017	498,311	161,157
(d) Including value of securities on loan	5,005	1,614	12,072	2,879	9,410	2,098
(e) Foreign currency, at cost	-	-	-	-	-	-

The accompanying notes are an integral part of these Financial Statements.

JNL Variable Fund LLC (Unaudited)
Statements of Operations (in thousands)
For the Period Ended June 30, 2009

	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon
	Capital	Capital	Capital	Capital	Capital	Capital	Capital
	Management	Management	Management	Management	Management	Management	Management
	Dowsm 10	S&P® 10	Global 15	Nasdaq® 25	Value Line® 30	Dowsm Dividend	S&P® 24
	Fund	Fund	Fund	Fund	Fund	Fund	Fund
Investment income
Dividends (a)	$ 7,895	$ 3,460	$ 11,665	$ 386	$ 3,579	$ 4,389	$ 349
Foreign taxes withheld	-	-	(482)	(5)	(108)	-	-
Interest	-	-	-	-	-	-	-
Securities lending	555	21	697	19	171	121	-
Total investment income	8,450	3,481	11,880	400	3,642	4,510	349

Expenses
Advisory fees	413	432	681	99	736	254	50
Administrative fees	209	219	470	44	383	124	22
12b-1 fees (Class A)	279	293	470	59	510	165	29
Legal fees	2	2	3	-	3	1	-
Licensing fees	31	30	18	12	383	19	3
Manager fees	6	6	10	1	10	3	1
Other expenses	7	6	15	1	9	4	1
Total expenses	947	988	1,667	216	2,034	570	106
Net investment income	7,503	2,493	10,213	184	1,608	3,940	243

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	(263,997)	(253,313)	(412,729)	(880)	(72,825)	(14,589)	(1,517)
Affiliated investments	-	-	-	-	-	-	-
Foreign currency related items	-	-	138	-	1	-	-
Net change in unrealized appreciation or depreciation on:
Investments	217,558	237,002	440,801	7,658	61,274	(14,926)	844
Foreign currency related items	-	-	96	-	-	-	-
Net realized and unrealized gain (loss)	(46,439)	(16,311)	28,306	6,778	(11,550)	(29,515)	(673)

Net increase (decrease) in net assets from operations	$ (38,936)	$ (13,818)	$ 38,519	$ 6,962	$ (9,942)	$ (25,575)	$ (430)

(a) Dividends from affiliated investments	$ 556	$ 23	$ 698	$ 20	$ 175	$ 123	$ 1

The accompanying notes are an integral part of these Financial Statements.

JNL Variable Fund LLC (Unaudited)
Statements of Operations (in thousands)
For the Period Ended June 30, 2009

	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon
	Capital	Capital	Capital	Capital	Capital	Capital	Capital
	Management	Management	Management	Management	Management	Management	Management
	25	Select Small-	JNL 5	VIP	JNL Optimized 5	S&P® SMid	NYSE® International
	Fund	Cap Fund	Fund	Fund	Fund	60 Fund	25 Fund
Investment income
Dividends (a)	$ 6,821	$ 1,131	$ 44,364	$ 4,072	$ 5,682	$ 381	$ 1,247
Foreign taxes withheld	(124)	(1)	(480)	(266)	(510)	-	(157)
Interest	-	-	-	-	-	-	-
Securities lending	178	453	1,627	201	72	42	98
Total investment income	6,875	1,583	45,511	4,007	5,244	423	1,188

Expenses
Advisory fees	449	394	3,715	348	451	83	88
Administrative fees	228	199	2,031	174	230	37	52
12b-1 fees (Class A)	304	266	2,701	232	305	49	52
Legal fees	2	2	17	1	2	-	-
Licensing fees	-	-	137	45	74	4	10
Manager fees	6	5	55	5	6	1	1
Other expenses	9	5	55	5	6	2	2
Total expenses	998	871	8,711	810	1,074	176	205
Net investment income	5,877	712	36,800	3,197	4,170	247	983

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	(196,232)	(234,601)	(437,347)	(23,684)	(32,572)	(2,508)	(4,976)
Affiliated investments	-	-	-	-	-	-	-
Foreign currency related items	-	-	(63)	460	849	-	-
Net change in unrealized appreciation or depreciation on:
Investments	209,198	205,977	372,552	19,749	57,041	7,890	12,436
Foreign currency related items	(12)	-	39	(190)	(322)	-	-
Net realized and unrealized gain (loss)	12,954	(28,624)	(64,819)	(3,665)	24,996	5,382	7,460

Net increase (decrease) in net assets from operations	$ 18,831	$ (27,912)	$ (28,019)	$ (468)	$ 29,166	$ 5,629	$ 8,443

(a) Dividends from affiliated investments	$ 178	$ 454	$ 1,640	$ 203	$ 74	$ 45	$ 99

The accompanying notes are an integral part of these Financial Statements.

JNL Variable Fund LLC (Unaudited)
Statements of Operations (in thousands)
For the Period Ended June 30, 2009

	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon
	Capital	Capital	Capital	Capital	Capital	Capital
	Management	Management	Management	Management	Management	Management
	Communications	Consumer Brands	Financial	Healthcare	Oil & Gas	Technology
	Sector Fund	Sector Fund	Sector Fund	Sector Fund	Sector Fund	Sector Fund
Investment income
Dividends (a)	$ 652	$ 206	$ 1,270	$ 1,252	$ 3,794	$ 468
Foreign taxes withheld	-	-	-	(1)	(1)	-
Interest	-	-	-	-	-	-
Securities lending	19	14	176	10	40	8
Total investment income	671	220	1,446	1,261	3,833	476

Expenses
Advisory fees	44	37	140	187	517	130
Administrative fees	19	16	64	88	265	60
12b-1 fees (Class A)	26	22	86	118	353	80
Legal fees	-	-	-	1	2	-
Licensing fees	3	2	10	13	40	9
Manager fees	-	-	1	2	7	1
Other expenses	1	-	1	3	10	1
Total expenses	93	77	302	412	1,194	281
Net investment income	578	143	1,144	849	2,639	195

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	(7,223)	(4,100)	(19,092)	(6,411)	(18,098)	(5,402)
Affiliated investments	-	-	(126)	-	-	-
Foreign currency related items	-	-	-	-	-	-
Net change in unrealized appreciation or depreciation on:
Investments	8,021	4,526	19,895	7,203	29,743	25,267
Foreign currency related items	-	-	-	-	-	-
Net realized and unrealized gain (loss)	798	426	677	792	11,645	19,865

Net increase (decrease) in net assets from operations	$ 1,376	$ 569	$ 1,821	$ 1,641	$ 14,284	$ 20,060

(a) Dividends from affiliated investments	$ 19	$ 14	$ 207	$ 11	$ 50	$ 11

The accompanying notes are an integral part of these Financial Statements.

JNL Variable Fund LLC (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Period Ended June 30, 2009

	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon
	Capital	Capital	Capital	Capital	Capital	Capital	Capital
	Management	Management	Management	Management	Management	Management	Management
	Dowsm 10	S&P® 10	Global 15	Nasdaq® 25	Value Line® 30	Dowsm Dividend	S&P® 24
Operations	Fund	Fund	Fund	Fund	Fund	Fund	Fund
Net investment income	$ 7,503	$ 2,493	$ 10,213	$ 184	$ 1,608	$ 3,940	$ 243
Net realized gain (loss)	(263,997)	(253,313)	(412,591)	(880)	(72,824)	(14,589)	(1,517)
Net change in unrealized appreciation
(depreciation)	217,558	237,002	440,897	7,658	61,274	(14,926)	844
Net increase (decrease) in net assets from
operations	(38,936)	(13,818)	38,519	6,962	(9,942)	(25,575)	(430)

Distributions
From net investment income
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
From net realized gains on
investment transactions
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Total distributions	-	-	-	-	-	-	-

Share transactions¹
Proceeds from the sale of shares
Class A	42,049	37,565	54,590	29,810	83,708	38,065	24,422
Class B	-	-	-	63	34	20	12
Reinvestment of distributions
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Cost of shares redeemed
Class A	(52,289)	(56,482)	(94,195)	(17,003)	(98,136)	(29,681)	(16,143)
Class B	-	-	-	(15)	(15)	(13)	(2)
Net increase (decrease) in net assets
from share transactions	(10,240)	(18,917)	(39,605)	12,855	(14,409)	8,391	8,289

Net increase (decrease) in net assets	(49,176)	(32,735)	(1,086)	19,817	(24,351)	(17,184)	7,859

Net assets beginning of period	335,802	319,682	523,669	55,159	553,469	197,940	32,152

Net assets end of period	$ 286,626	$ 286,947	$ 522,583	$ 74,976	$ 529,118	$ 180,756	$ 40,011

Undistributed net investment income	$ -	$ -	$ -	$ 184	$ 2,364	$ 18,494	$ 490

¹Share transactions
Shares sold
Class A	7,155	4,741	5,183	3,943	9,311	8,835	3,400
Class B	-	-	-	11	8	5	2
Reinvestment of distributions
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Shares redeemed
Class A	(9,126)	(7,368)	(9,017)	(2,308)	(10,987)	(6,933)	(2,332)
Class B	-	-	-	(3)	(3)	(3)	-
Net increase (decrease)
Class A	(1,971)	(2,627)	(3,834)	1,635	(1,676)	1,902	1,068
Class B	-	-	-	8	5	2	2
Purchases and sales of investment
securities (excluding short-term
securities):
Purchases of securities	$ 136,211	$ 291,512	$ 331,127	$ 24,794	$ 122,920	$ 43,048	$ 22,891
Proceeds from sales of securities	138,947	308,366	361,178	11,560	116,208	27,988	14,151

The accompanying notes are an integral part of these Financial Statements.

JNL Variable Fund LLC (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Period Ended June 30, 2009

	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon
	Capital	Capital	Capital	Capital	Capital	Capital	Capital
	Management	Management	Management	Management	Management	Management	Management
	25	Select Small-	JNL 5	VIP	JNL Optimized 5	S&P® SMid	NYSE® International
Operations	Fund	Cap Fund	Fund	Fund	Fund	60 Fund	25 Fund
Net investment income	$ 5,877	$ 712	$ 36,800	$ 3,197	$ 4,170	$ 247	$ 983
Net realized gain (loss)	(196,232)	(234,601)	(437,410)	(23,224)	(31,723)	(2,508)	(4,976)
Net change in unrealized appreciation
(depreciation)	209,186	205,977	372,591	19,559	56,719	7,890	12,436
Net increase (decrease) in net assets from
operations	18,831	(27,912)	(28,019)	(468)	29,166	5,629	8,443

Distributions
From net investment income
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
From net realized gains on
investment transactions
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Total distributions	-	-	-	-	-	-	-

Share transactions¹
Proceeds from the sale of shares
Class A	23,988	40,778	332,586	43,138	57,484	57,255	25,110
Class B	12	36	1,070	126	151	197	22
Reinvestment of distributions
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Cost of shares redeemed
Class A	(71,111)	(43,047)	(409,451)	(33,320)	(56,059)	(29,386)	(15,198)
Class B	(8)	(24)	(996)	(94)	(107)	(161)	(18)
Net increase (decrease) in net assets
from share transactions	(47,119)	(2,257)	(76,791)	9,850	1,469	27,905	9,916

Net increase (decrease) in net assets	(28,288)	(30,169)	(104,810)	9,382	30,635	33,534	18,359

Net assets beginning of period	343,758	308,156	3,056,607	250,879	317,558	45,220	54,161

Net assets end of period	$ 315,470	$ 277,987	$ 2,951,797	$ 260,261	$ 348,193	$ 78,754	$ 72,520

Undistributed net investment income	$ 21,590	$ 3,572	$ 149,640	$ 7,972	$ 14,344	$ 1,480	$ 4,417

¹Share transactions
Shares sold
Class A	3,532	4,925	59,110	9,306	10,166	8,837	4,694
Class B	2	4	189	27	27	37	5
Reinvestment of distributions
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Shares redeemed
Class A	(10,601)	(5,255)	(73,346)	(7,395)	(10,017)	(5,193)	(2,917)
Class B	(1)	(2)	(173)	(20)	(19)	(30)	(4)
Net increase (decrease)
Class A	(7,069)	(330)	(14,236)	1,911	149	3,644	1,777
Class B	1	2	16	7	8	7	1
Purchases and sales of investment
securities (excluding short-term
securities):
Purchases of securities	$ 221,098	$ 247,964	$ 836,464	$ 62,679	$ 72,702	$ 52,841	$ 22,245
Proceeds from sales of securities	262,383	249,764	860,800	23,684	64,889	24,012	11,689

The accompanying notes are an integral part of these Financial Statements.

JNL Variable Fund LLC (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Period Ended June 30, 2009

	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon
	Capital	Capital	Capital	Capital	Capital	Capital
	Management	Management	Management	Management	Management	Management
	Communications	Consumer Brands	Financial	Healthcare	Oil & Gas	Technology
Operations	Sector Fund	Sector Fund	Sector Fund	Sector Fund	Sector Fund	Sector Fund
Net investment income	$ 578	$ 143	$ 1,144	$ 849	$ 2,639	$ 195
Net realized gain (loss)	(7,223)	(4,100)	(19,218)	(6,411)	(18,098)	(5,402)
Net change in unrealized appreciation
(depreciation)	8,021	4,526	19,895	7,203	29,743	25,267
Net increase (decrease) in net assets from
operations	1,376	569	1,821	1,641	14,284	20,060

Distributions
From net investment income
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
From net realized gains on
investment transactions
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Total distributions	-	-	-	-	-	-

Share transactions¹
Proceeds from the sale of shares
Class A	7,907	8,885	67,781	36,793	153,438	92,747
Class B	29	2	96	23	191	176
Reinvestment of distributions
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Cost of shares redeemed
Class A	(9,833)	(9,142)	(32,857)	(44,664)	(114,724)	(25,495)
Class B	(24)	(6)	(66)	(15)	(221)	(24)
Net increase (decrease) in net assets
from share transactions	(1,921)	(261)	34,954	(7,863)	38,684	67,404

Net increase (decrease) in net assets	(545)	308	36,775	(6,222)	52,968	87,464

Net assets beginning of period	28,907	23,532	75,791	127,467	341,215	52,988

Net assets end of period	$ 28,362	$ 23,840	$ 112,566	$ 121,245	$ 394,183	$ 140,452

Undistributed net investment income	$ 2,026	$ 321	$ 3,164	$ 2,600	$ 6,567	$ 357

¹Share transactions
Shares sold
Class A	3,208	1,479	14,692	4,036	7,822	20,706
Class B	13	-	21	2	9	42
Reinvestment of distributions
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Shares redeemed
Class A	(4,400)	(1,645)	(7,165)	(4,924)	(5,666)	(6,007)
Class B	(10)	(1)	(14)	(1)	(11)	(5)
Net increase (decrease)
Class A	(1,192)	(166)	7,527	(888)	2,156	14,699
Class B	3	(1)	7	1	(2)	37
Purchases and sales of investment
securities (excluding short-term
securities):
Purchases of securities	$ 5,413	$ 5,249	$ 49,102	$ 16,573	$ 94,065	$ 75,276
Proceeds from sales of securities	6,763	5,180	12,526	23,038	52,663	7,779

The accompanying notes are an integral part of these Financial Statements.

JNL Variable Fund LLC (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Year Ended December 31, 2008 .

	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon
	Capital	Capital	Capital	Capital	Capital	Capital	Capital
	Management	Management	Management	Management	Management	Management	Management
	Dowsm 10	S&P® 10	Global 15	Nasdaq® 25	Value Line® 30	Dowsm Dividend	S&P® 24
Operations	Fund	Fund	Fund	Fund	Fund	Fund	Fund
Net investment income (loss)	$ 23,165	$ 4,196	$ 38,861	$ (53)	$ 756	$ 14,554	$ 247
Net realized gain (loss)	13,812	(71,787)	83,873	(25,475)	(384,810)	(211,774)	(9,895)
Net change in unrealized appreciation
depreciation	(354,579)	(270,069)	(675,031)	(16,650)	(135,985)	(3,829)	(2,166)
Net increase in net assets from
operations	(317,602)	(337,660)	(552,297)	(42,178)	(520,039)	(201,049)	(11,814)

Distributions
From net investment income
Class A	-	-	-	(19)	(2,697)	(1,374)	-
Class B	-	-	-	-	(1)	(1)	-
From net realized gains on
investment transactions
Class A	-	-	-	(3,539)	(21,392)	(1,155)	(402)
Class B	-	-	-	(5)	(6)	(1)	(1)
Total distributions	-	-	-	(3,563)	(24,096)	(2,531)	(403)

Share transactions¹
Proceeds from the sale of shares
Class A	132,916	128,275	257,232	53,714	360,707	190,837	37,867
Class B	-	-	-	15	188	87	36
Proceeds in connection with acquisition
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Reinvestment of distributions
Class A	-	-	-	3,558	24,089	2,529	402
Class B	-	-	-	5	7	2	1
Cost of shares redeemed
Class A	(294,963)	(304,518)	(489,575)	(67,797)	(454,252)	(192,792)	(17,343)
Class B	-	-	-	(6)	(125)	(30)	(19)
Net increase (decrease) in net assets
from share transactions	(162,047)	(176,243)	(232,343)	(10,511)	(69,386)	633	20,944

Net increase (decrease) in net assets	(479,649)	(513,903)	(784,640)	(56,252)	(613,521)	(202,947)	8,727

Net assets beginning of year	815,451	833,585	1,308,309	111,411	1,166,990	400,887	23,425

Net assets end of year	$ 335,802	$ 319,682	$ 523,669	$ 55,159	$ 553,469	$ 197,940	$ 32,152

Undistributed (excess of distributions over)
net investment income	$ -	$ -	$ -	$ -	$ 756	$ 14,554	$ 247

¹Share transactions
Shares sold
Class A	13,123	10,152	14,756	4,976	23,783	21,780	4,097
Class B	-	-	-	2	23	13	5
Shares issued in connection with acquisition
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Reinvestment of distributions
Class A	-	-	-	501	2,610	490	56
Class B	-	-	-	1	1	-	-
Shares redeemed
Class A	(28,201)	(22,356)	(28,067)	(6,257)	(29,956)	(22,744)	(1,900)
Class B	-	-	-	(1)	(18)	(5)	(3)
Net increase (decrease)
Class A	(15,078)	(12,204)	(13,311)	(780)	(3,563)	(474)	2,253
Class B	-	-	-	2	6	8	2
Purchases and sales of investment
securities (excluding short-term
securities):
Purchases of securities	$ 134,532	$ 629,456	$ 597,245	$ 70,032	$ 790,419	$ 291,317	$ 52,668
Proceeds from sales of securities	271,426	800,998	786,805	83,222	913,825	271,217	31,905

The accompanying notes are an integral part of these Financial Statements.

JNL Variable Fund LLC (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Year Ended December 31, 2008 .

	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon
	Capital	Capital	Capital	Capital	Capital	Capital	Capital
	Management	Management	Management	Management	Management	Management	Management
	25	Select Small-	JNL 5	VIP	JNL Optimized 5	S&P® SMid	NYSE® International
Operations	Fund	Cap Fund	Fund	Fund	Fund	60 Fund	25 Fund
Net investment income (loss)	$ 15,745	$ 2,816	$ 115,799	$ 4,895	$ 10,473	$ 1,234	$ 3,443
Net realized gain (loss)	(54,204)	(81,630)	(1,453,239)	(129,728)	(176,225)	(17,737)	(24,176)
Net change in unrealized appreciation
depreciation	(169,924)	(137,538)	(975,130)	(64,489)	(87,205)	(447)	(23,585)
Net increase (decrease) in net assets
from operations	(208,383)	(216,352)	(2,312,570)	(189,322)	(252,957)	(16,950)	(44,318)

Distributions
From net investment income
Class A	(16,433)	(1,384)	(98,265)	(5,353)	(56)	(7)	(9)
Class B	(8)	(1)	(251)	(17)	-	-	-
From net realized gains on
investment transactions
Class A	(42,867)	(52,682)	(571,789)	(88,368)	(25,695)	(1,282)	(3,909)
Class B	(18)	(12)	(1,327)	(245)	(52)	(2)	(8)
Total distributions	(59,326)	(54,079)	(671,632)	(93,983)	(25,803)	(1,291)	(3,926)

Share transactions¹
Proceeds from the sale of shares
Class A	121,689	116,759	1,284,180	129,644	382,618	61,141	90,055
Class B	79	104	4,800	369	767	96	173
Proceeds in connection with acquisition
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Reinvestment of distributions
Class A	59,300	54,066	670,054	93,721	25,751	1,289	3,918
Class B	26	13	1,578	262	52	2	8
Cost of shares redeemed
Class A	(275,617)	(232,360)	(1,611,535)	(139,510)	(220,472)	(37,054)	(59,453)
Class B	(145)	(141)	(3,299)	(346)	(235)	(91)	(168)
Net increase (decrease) in net assets
from share transactions	(94,668)	(61,559)	345,778	84,140	188,481	25,383	34,533

Net increase (decrease) in net assets	(362,377)	(331,990)	(2,638,424)	(199,165)	(90,279)	7,142	(13,711)

Net assets beginning of year	706,135	640,146	5,695,031	450,044	407,837	38,078	67,872

Net assets end of year	$ 343,758	$ 308,156	$ 3,056,607	$ 250,879	$ 317,558	$ 45,220	$ 54,161

Undistributed (excess of distributions over)
net investment income	$ 15,713	$ 2,860	$ 112,840	$ 4,775	$ 10,174	$ 1,233	$ 3,434

¹Share transactions
Shares sold
Class A	10,562	7,112	111,349	11,304	38,201	8,112	9,618
Class B	7	6	415	32	80	13	20
Shares issued in connection with acquisition
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Reinvestment of distributions
Class A	8,632	6,301	109,665	19,205	4,470	244	739
Class B	4	1	257	53	9	-	2
Shares redeemed
Class A	(23,834)	(13,677)	(138,171)	(11,901)	(23,075)	(5,020)	(6,784)
Class B	(12)	(9)	(279)	(29)	(24)	(13)	(19)
Net increase (decrease)
Class A	(4,640)	(264)	82,843	18,608	19,596	3,336	3,573
Class B	(1)	(2)	393	56	65	-	3
Purchases and sales of investment
securities (excluding short-term
securities):
Purchases of securities	$ 419,938	$ 572,858	$ 3,322,187	$ 282,875	$ 479,062	$ 94,209	$ 90,711
Proceeds from sales of securities	555,751	681,812	3,311,140	322,465	297,409	68,934	53,724

The accompanying notes are an integral part of these Financial Statements.

JNL Variable Fund LLC (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Year Ended December 31, 2008 .

	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon
	Capital	Capital	Capital	Capital	Capital	Capital
	Management	Management	Management	Management	Management	Management
	Communications	Consumer Brands	Financial	Healthcare	Oil & Gas	Technology
Operations	Sector Fund	Sector Fund	Sector Fund	Sector Fund	Sector Fund	Sector Fund
Net investment income (loss)	$ 1,449	$ 177	$ 1,970	$ 1,752	$ 3,929	$ 162
Net realized gain (loss)	(12,725)	(2,452)	(17,740)	(239)	30,374	(1,811)
Net change in unrealized appreciation
depreciation	(12,901)	(6,204)	(40,593)	(40,819)	(244,701)	(44,369)
Net increase (decrease) in net assets
from operations	(24,177)	(8,479)	(56,363)	(39,306)	(210,398)	(46,018)

Distributions
From net investment income
Class A	(1,763)	(72)	(1,278)	(1,109)	(2,700)	(12)
Class B	(6)	-	(2)	(2)	(8)	-
From net realized gains on
investment transactions
Class A	(5,885)	(3,519)	(5,501)	(7,181)	(30,985)	(4,728)
Class B	(17)	(15)	(11)	(11)	(70)	(9)
Total distributions	(7,671)	(3,606)	(6,792)	(8,303)	(33,763)	(4,749)

Share transactions¹
Proceeds from the sale of shares
Class A	35,802	33,118	137,959	161,749	430,017	89,969
Class B	50	13	212	128	615	93
Proceeds in connection with acquisition
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Reinvestment of distributions
Class A	7,648	3,591	6,779	8,290	33,685	4,740
Class B	23	15	13	13	78	9
Cost of shares redeemed
Class A	(69,548)	(20,296)	(61,037)	(108,511)	(395,197)	(95,510)
Class B	(124)	(1)	(150)	(40)	(347)	(126)
Net increase (decrease) in net assets
from share transactions	(26,149)	16,440	83,776	61,629	68,851	(825)

Net increase (decrease) in net assets	(57,997)	4,355	20,621	14,020	(175,310)	(51,592)

Net assets beginning of year	86,904	19,177	55,170	113,447	516,525	104,580

Net assets end of year	$ 28,907	$ 23,532	$ 75,791	$ 127,467	$ 341,215	$ 52,988

Undistributed (excess of distributions over)
net investment income	$ 1,448	$ 178	$ 2,020	$ 1,751	$ 3,928	$ 162

¹Share transactions
Shares sold
Class A	8,770	3,619	14,996	13,231	13,309	13,866
Class B	11	1	23	11	20	14
Shares issued in connection with acquisition
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Reinvestment of distributions
Class A	3,311	612	1,342	928	1,625	1,231
Class B	10	3	3	1	4	2
Shares redeemed
Class A	(15,033)	(2,130)	(6,983)	(9,294)	(12,297)	(15,274)
Class B	(31)	-	(17)	(3)	(12)	(22)
Net increase (decrease)
Class A	(2,952)	2,101	9,355	4,865	2,637	(177)
Class B	(10)	4	9	9	12	(6)
Purchases and sales of investment
securities (excluding short-term
securities):
Purchases of securities	$ 22,693	$ 25,070	$ 103,182	$ 109,136	$ 230,881	$ 51,590
Proceeds from sales of securities	54,926	12,158	23,744	54,160	191,591	56,671

The accompanying notes are an integral part of these Financial Statements.

JNL Variable Fund LLC (Unaudited)
Financial Highlights

		Increase (Decrease) from					Distributions from						Ratio of Net
	Net Asset	Investment Operations (d)					Net Realized		Supplemental Data			Ratio of	Investment
	Value,	Net	Net Realized	Total from	Distributions from		Gains on	Net Asset		Net Assets,		Expenses to	Income (Loss)
Period	Beginning	Investment	& Unrealized	Investment	Net Investment		Investment	Value, End	Total	End of Period	Portfolio	Average Net	to Average
Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income		Transactions	of Period	Return (b)	(in thousands)	Turnover	Assets (c)	Net Assets (c)
JNL/Mellon Capital Management DowSM 10 Fund

Class A
06/30/2009	$6.93	$0.16	$(0.92)	$(0.76)	$ -		$ -	$6.17	(10.97)%	$286,626	48%	0.68%	5.38%
12/31/2008	12.84	0.43	(6.34)	(5.91)	-		-	6.93	(46.03)	335,802	24	0.67	4.24
12/31/2007	12.71	0.39	(0.26)	0.13	-		-	12.84	1.02	815,451	11	0.66	2.92
12/31/2006	9.81	0.38	2.52	2.90	-		-	12.71	29.56	847,894	8	0.67	3.41
12/31/2005	10.40	0.20	(0.79)	(0.59)	-		-	9.81	(5.67)	547,056	23	0.68	3.60
12/31/2004	10.11	0.09	0.20	0.29	-		-	10.40	2.87	429,834	27	0.67	3.17

JNL/Mellon Capital Management S&P® 10 Fund

Class A
06/30/2009	8.20	0.07	(0.38)	(0.31)	-		-	7.89	(3.78)	286,947	100	0.68	1.70
12/31/2008	16.28	0.10	(8.18)	(8.08)	-		-	8.20	(49.63)	319,682	109	0.67	0.74
12/31/2007	15.50	0.14	0.64	0.78	-		-	16.28	5.03	833,585	111	0.65	0.87
12/31/2006	14.81	0.04	0.65	0.69	-		-	15.50	4.66	803,010	68	0.65	0.24
12/31/2005	10.79	(0.03)	4.05	4.02	-		-	14.81	37.26	694,829	67	0.66	(0.03)
12/31/2004	9.17	0.04	1.58	1.62	-		-	10.79	17.67	361,518	62	0.67	0.83

JNL/Mellon Capital Management Global 15 Fund

Class A
06/30/2009	11.27	0.23	0.76	0.99	-		-	12.26	8.78	522,583	70	0.71	4.34
12/31/2008	21.89	0.75	(11.37)	(10.62)	-		-	11.27	(48.52)	523,669	66	0.70	4.32
12/31/2007	19.70	0.68	1.51	2.19	-		-	21.89	11.12	1,308,309	34	0.69	3.13
12/31/2006	14.06	0.64	5.00	5.64	-		-	19.70	40.11	1,121,001	36	0.70	3.87
12/31/2005	12.76	0.26	1.04	1.30	-		-	14.06	10.19	639,672	41	0.71	3.40
12/31/2004	9.96	0.13	2.67	2.80	-		-	12.76	28.11	395,405	16	0.72	3.24

JNL/Mellon Capital Management Nasdaq® 25 Fund

Class A
06/30/2009	7.33	0.02	0.83	0.85	-		-	8.18	11.60	74,850	19	0.73	0.62
12/31/2008	13.42	(0.01)	(5.58)	(5.59)	(0.00)	(e)	(0.50)	7.33	(41.51)	55,091	87	0.75	(0.07)
12/31/2007	11.26	(0.02)	2.18	2.16	-		-	13.42	19.18	111,306	161	0.74	(0.20)
12/31/2006	10.76	(0.07)	0.57	0.50	-		-	11.26	4.65	65,366	91	0.76	(0.67)
12/31/2005	10.87	-	(0.11)	(0.11)	-		-	10.76	(1.01)	42,139	38	0.76	(0.10)
10/04(a)-12/31/2004	10.00	-	0.87	0.87	-		-	10.87	8.70	9,087	59	0.76	(0.24)

Class B
06/30/2009	5.62	0.02	0.64	0.66	-		-	6.28	11.74	126	19	0.53	0.85
12/31/2008	10.52	0.01	(4.38)	(4.37)	(0.03)		(0.50)	5.62	(41.41)	68	87	0.55	0.14
12/03(a)-12/31/2007	10.00	-	0.52	0.52	-		-	10.52	5.20	105	161	0.54	0.42

JNL/Mellon Capital Management Value Line® 30 Fund

Class A
06/30/2009	9.44	0.03	(0.18)	(0.15)	-	-	9.29	(1.59)	529,020	23	0.80	0.63
12/31/2008	18.77	0.01	(8.91)	(8.90)	(0.05)	(0.38)	9.44	(47.36)	553,390	88	0.79	0.09
12/31/2007	15.70	0.04	3.03	3.07	-	-	18.77	19.55	1,166,889	159	0.79	0.23
12/31/2006	15.92	(0.02)	(0.20)	(0.22)	-	-	15.70	(1.38)	822,541	55	0.79	(0.15)
12/31/2005	11.47	-	4.45	4.45	-	-	15.92	38.80	451,861	18	0.81	(0.11)
10/04(a)-12/31/2004	10.00	(0.01)	1.48	1.47	-	-	11.47	14.70	33,055	21	0.87	(0.52)

Class B
06/30/2009	4.83	0.02	(0.09)	(0.07)	-	-	4.76	(1.45)	98	23	0.60	0.86
12/31/2008	10.13	0.03	(4.87)	(4.84)	(0.08)	(0.38)	4.83	(47.63)	79	88	0.59	0.31
12/03(a)-12/31/2007	10.00	0.02	0.11	0.13	-	-	10.13	1.30	101	159	0.59	3.20

JNL/Mellon Capital Management DowSM Dividend Fund

Class A
06/30/2009	5.40	0.10	(0.82)	(0.72)	-	-	4.68	(13.33)	180,673	17	0.69	4.77
12/31/2008	10.79	0.39	(5.71)	(5.32)	(0.04)	(0.03)	5.40	(49.27)	197,854	87	0.68	4.67
12/31/2007	11.99	0.37	(1.57)	(1.20)	-	-	10.79	(10.01)	400,792	110	0.67	3.08
01/17(a) -12/31/2006	10.00	0.29	1.70	1.99	-	-	11.99	19.90	278,522	5	0.70	2.74

Class B
06/30/2009	4.70	0.09	(0.70)	(0.61)	-	-	4.09	(12.98)	83	17	0.49	4.92
12/31/2008	9.46	0.35	(5.02)	(4.67)	(0.06)	(0.03)	4.70	(49.31)	86	87	0.48	4.92
12/03(a)-12/31/2007	10.00	0.03	(0.57)	(0.54)	-	-	9.46	(5.40)	95	110	0.48	4.57

The accompanying notes are an integral part of these Financial Statements.

JNL Variable Fund LLC (Unaudited)
Financial Highlights

		Increase (Decrease) from				Distributions from						Ratio of Net
	Net Asset	Investment Operations (d)				Net Realized		Supplemental Data			Ratio of	Investment
	Value,	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,		Expenses to	Income (Loss)
Period	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio	Average Net	to Average
Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover	Assets (c)	Net Assets (c)
JNL/Mellon Capital Management S&P® 24 Fund

Class A
06/30/2009	$7.36	$0.06	$(0.06)	$ -	$ -	$ -	$7.36	0.00%	$39,921	47%	0.72%	1.65%
12/31/2008	11.08	0.09	(3.72)	(3.63)	-	(0.09)	7.36	(32.73)	32,072	117	0.74	0.93
12/31/2007	10.30	0.11	0.67	0.78	-	-	11.08	7.57	23,326	184	0.73	1.03
05/01(a) - 12/31/2006	10.00	0.03	0.27	0.30	-	-	10.30	3.00	17,705	2	0.74	0.40

Class B
06/30/2009	6.57	0.06	(0.05)	0.01	-	-	6.58	0.15	90	47	0.52	1.89
12/31/2008	9.89	0.09	(3.32)	(3.23)	-	(0.09)	6.57	(32.63)	80	117	0.54	1.10
12/03(a)-12/31/2007	10.00	-	(0.11)	(0.11)	-	-	9.89	(1.10)	99	184	0.54	0.06

JNL/Mellon Capital Management 25 Fund

Class A
06/30/2009	7.07	0.13	0.39	0.52	-	-	7.59	7.36	315,303	72	0.66	3.86
12/31/2008	13.25	0.35	(5.06)	(4.71)	(0.41)	(1.06)	7.07	(35.23)	343,607	80	0.65	3.04
12/31/2007	14.13	0.31	(0.70)	(0.39)	(0.24)	(0.25)	13.25	(2.83)	705,842	66	0.64	2.15
12/31/2006	12.59	0.26	1.28	1.54	-	-	14.13	12.23	732,813	53	0.65	1.93
12/31/2005	12.97	0.21	(0.59)	(0.38)	-	-	12.59	(2.93)	547,809	68	0.65	2.25
12/31/2004	10.64	0.02	2.31	2.33	-	-	12.97	21.90	411,674	42	0.67	1.74

Class B
06/30/2009	7.11	0.14	0.39	0.53	-	-	7.64	7.45	167	72	0.46	4.06
12/31/2008	13.36	0.37	(5.11)	(4.74)	(0.45)	(1.06)	7.11	(35.17)	151	80	0.45	3.23
12/31/2007	14.14	0.33	(0.69)	(0.36)	(0.17)	(0.25)	13.36	(2.59)	293	66	0.44	2.29
05/01(a) - 12/31/2006	13.41	0.19	0.54	0.73	-	-	14.14	5.44	340	53	0.45	2.12

JNL/Mellon Capital Management Select Small-Cap Fund

Class A
06/30/2009	9.30	0.02	(0.85)	(0.83)	-	-	8.47	(8.92)	277,909	92	0.66	0.54
12/31/2008	19.17	0.10	(7.95)	(7.85)	(0.05)	(1.97)	9.30	(40.06)	308,084	115	0.65	0.58
12/31/2007	23.79	0.04	(2.46)	(2.42)	-	(2.20)	19.17	(10.45)	639,967	107	0.65	0.19
12/31/2006	21.73	(0.09)	2.15	2.06	-	-	23.79	9.48	722,069	91	0.65	(0.40)
12/31/2005	19.95	(0.06)	1.84	1.78	-	-	21.73	8.92	546,818	72	0.65	0.32
12/31/2004	17.72	-	2.23	2.23	-	-	19.95	12.58	356,230	74	0.67	0.03

Class B
06/30/2009	9.30	0.03	(0.85)	(0.82)	-	-	8.48	(8.82)	78	92	0.46	0.80
12/31/2008	19.22	0.13	(7.97)	(7.84)	(0.11)	(1.97)	9.30	(39.91)	72	115	0.45	0.74
12/31/2007	23.81	0.10	(2.49)	(2.39)	-	(2.20)	19.22	(10.32)	179	107	0.45	0.43
05/01(a) - 12/31/2006	24.18	(0.03)	(0.34)	(0.37)	-	-	23.81	(1.53)	131	91	0.45	(0.19)

JNL/Mellon Capital Management JNL 5 Fund

Class A
06/30/2009	6.33	0.08	(0.12)	(0.04)	-	-	6.29	(0.63)	2,944,549	31	0.64	2.72
12/31/2008	14.24	0.30	(6.40)	(6.10)	(0.27)	(1.54)	6.33	(42.39)	3,049,435	74	0.64	2.59
12/31/2007	14.31	0.29	(0.08)	0.21	(0.11)	(0.17)	14.24	1.50	5,684,481	90	0.64	1.95
12/31/2006	12.08	0.25	2.03	2.28	(0.04)	(0.01)	14.31	18.82	3,739,161	32	0.64	1.87
12/31/2005	10.91	0.09	1.08	1.17	-	-	12.08	10.75	1,264,000	13	0.65	1.69
10/04(a)-12/31/2004	10.00	0.03	0.91	0.94	(0.03)	-	10.91	9.37	87,331	9	0.72	2.44

Class B
06/30/2009	6.34	0.08	(0.10)	(0.02)	-	-	6.32	(0.32)	7,248	31	0.44	2.92
12/31/2008	14.29	0.32	(6.44)	(6.12)	(0.29)	(1.54)	6.34	(42.35)	7,172	74	0.44	2.81
12/31/2007	14.35	0.32	(0.07)	0.25	(0.14)	(0.17)	14.29	1.75	10,550	90	0.44	2.15
12/31/2006	12.10	0.28	2.02	2.30	(0.04)	(0.01)	14.35	18.99	7,127	32	0.44	2.08
12/31/2005	10.91	0.11	1.08	1.19	-	-	12.10	10.93	2,731	13	0.45	1.85
10/04(a)-12/31/2004	10.00	0.04	0.90	0.94	(0.03)	-	10.91	9.44	240	9	0.51	2.20

JNL/Mellon Capital Management VIP Fund

Class A
06/30/2009	5.06	0.06	(0.07)	(0.01)	-	-	5.05	(0.20)	259,532	18	0.70	2.75
12/31/2008	14.55	0.16	(6.51)	(6.35)	(0.18)	(2.96)	5.06	(42.83)	250,184	79	0.69	1.39
12/31/2007	13.56	0.17	1.30	1.47	(0.10)	(0.38)	14.55	10.91	448,864	148	0.69	1.18
12/31/2006	12.15	0.12	1.35	1.47	(0.03)	(0.03)	13.56	12.08	430,362	53	0.69	0.92
12/31/2005	11.10	0.05	1.04	1.09	-	(0.04)	12.15	9.78	235,320	20	0.71	0.75
10/04(a)-12/31/2004	10.00	0.02	1.10	1.12	(0.02)	-	11.10	11.17	22,124	56	0.76	1.26

Class B
06/30/2009	5.07	0.07	(0.07)	-	-	-	5.07	0.00	729	18	0.50	2.95
12/31/2008	14.59	0.18	(6.53)	(6.35)	(0.21)	(2.96)	5.07	(42.70)	695	79	0.49	1.60
12/31/2007	13.61	0.20	1.29	1.49	(0.13)	(0.38)	14.59	11.07	1,180	148	0.49	1.36
12/31/2006	12.17	0.14	1.36	1.50	(0.03)	(0.03)	13.61	12.34	1,182	53	0.49	1.12
12/31/2005	11.09	0.08	1.04	1.12	-	(0.04)	12.17	10.06	628	20	0.51	0.94
10/04(a)-12/31/2004	10.00	0.03	1.08	1.11	(0.02)	-	11.09	11.13	111	56	0.55	1.10

The accompanying notes are an integral part of these Financial Statements.

JNL Variable Fund LLC (Unaudited)
Financial Highlights

		Increase (Decrease) from					Distributions from							Ratio of Net
	Net Asset	Investment Operations (d)					Net Realized			Supplemental Data			Ratio of	Investment
	Value,	Net	Net Realized	Total from	Distributions from		Gains on		Net Asset		Net Assets,		Expenses to	Income (Loss)
Period	Beginning	Investment	& Unrealized	Investment	Net Investment		Investment		Value, End	Total	End of Period	Portfolio	Average Net	to Average
Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income		Transactions		of Period	Return (b)	(in thousands)	Turnover	Assets (c)	Net Assets (c)
JNL/Mellon Capital Management JNL Optimized 5 Fund

Class A
6/30/2009	$5.92	$0.08	$0.47	$0.55	$ -		$ -		$6.47	9.29%	$347,435	21%	0.70%	2.72%
12/31/2008	11.99	0.23	(5.77)	(5.54)	(0.00)	(e)	(0.53)		5.92	(46.08)	316,910	72	0.70	2.48
12/31/2007	10.79	0.19	1.27	1.46	(0.10)		(0.16)		11.99	13.58	407,297	116	0.71	1.58
05/01(a) - 12/31/2006	10.00	0.08	0.75	0.83	(0.04)		0.00	(e)	10.79	8.34	94,219	2	0.76	1.19

Class B
06/30/2009	5.89	0.08	0.47	0.55	-		-		6.44	9.34	758	21	0.50	2.93
12/31/2008	11.91	0.24	(5.73)	(5.49)	(0.00)	(e)	(0.53)		5.89	(45.97)	648	72	0.50	2.60
12/31/2007	10.79	0.21	1.27	1.48	(0.20)		(0.16)		11.91	13.80	540	116	0.52	1.81
05/01(a) - 12/31/2006	10.00	0.11	0.73	0.84	(0.05)		0.00	(e)	10.79	8.46	378	2	0.55	1.58

JNL/Mellon Capital Management S&P® SMid 60 Fund

Class A
06/30/2009	5.85	0.03	1.04	1.07	-		-		6.92	18.29	78,632	47	0.71	0.99
12/31/2008	8.66	0.20	(2.84)	(2.64)	(0.00)	(e)	(0.17)		5.85	(30.22)	45,155	152	0.73	2.74
04/30(a) - 12/31/2007	10.00	0.27	(1.34)	(1.07)	(0.17)		(0.10)		8.66	(10.71)	37,981	130	0.73	4.26

Class B
06/30/2009	5.79	0.03	1.03	1.06	-		-		6.85	18.31	122	47	0.51	1.12
12/31/2008	8.56	0.21	(2.81)	(2.60)	(0.00)	(e)	(0.17)		5.79	(30.10)	65	152	0.53	2.86
04/30(a) - 12/31/2007	10.00	0.24	(1.30)	(1.06)	(0.28)		(0.10)		8.56	(10.58)	97	130	0.53	3.81

JNL/Mellon Capital Management NYSE® International 25 Fund

Class A
06/30/2009	5.65	0.10	0.63	0.73	-		-		6.38	12.92	72,388	22	0.79	3.76
12/31/2008	11.30	0.40	(5.60)	(5.20)	(0.00)	(e)	(0.45)		5.65	(45.79)	54,050	71	0.80	4.47
04/30(a) - 12/31/2007	10.00	0.52	1.16	1.68	(0.29)		(0.09)		11.30	16.91	67,684	100	0.81	6.94

Class B
06/30/2009	5.57	0.10	0.62	0.72	-		-		6.29	12.93	132	22	0.59	3.81
12/31/2008	11.12	0.42	(5.52)	(5.10)	(0.00)	(e)	(0.45)		5.57	(45.62)	111	71	0.60	4.76
04/30(a) - 12/31/2007	10.00	0.49	1.19	1.68	(0.47)		(0.09)		11.12	17.03	188	100	0.61	6.66

JNL/Mellon Capital Management Communications Sector Fund

Class A
06/30/2009	2.39	0.05	0.16	0.21	-	-	2.60	8.79	28,278	21	0.73	4.47
12/31/2008	5.78	0.16	(2.49)	(2.33)	(0.24)	(0.82)	2.39	(39.64)	28,835	53	0.76	3.51
12/31/2007	5.88	0.13	0.11	0.24	(0.05)	(0.29)	5.78	4.30	86,673	38	0.72	1.98
12/31/2006	4.44	0.12	1.48	1.60	(0.06)	(0.10)	5.88	36.12	55,926	117	0.75	2.18
12/31/2005	4.93	0.21	(0.16)	0.05	(0.11)	(0.43)	4.44	0.96	13,529	56	0.73	3.71
12/31/2004	4.19	0.09	0.65	0.74	-	-	4.93	17.67	17,306	48	0.74	2.33

Class B
06/30/2009	2.29	0.05	0.16	0.21	-	-	2.50	9.17	84	21	0.53	4.58
12/31/2008	5.66	0.15	(2.43)	(2.28)	(0.27)	(0.82)	2.29	(39.64)	72	53	0.56	3.36
12/31/2007	5.79	0.14	0.11	0.25	(0.09)	(0.29)	5.66	4.46	231	38	0.52	2.15
12/31/2006	4.40	0.12	1.49	1.61	(0.12)	(0.10)	5.79	36.68	178	117	0.55	2.32
12/31/2005	4.88	0.22	(0.16)	0.06	(0.11)	(0.43)	4.40	1.18	114	56	0.53	4.35
03/05(a)-12/31/2004	4.65	0.06	0.23	0.29	(0.06)	-	4.88	6.29	7	48	0.50	2.78

JNL/Mellon Capital Management Consumer Brands Sector Fund

Class A
06/30/2009	6.13	0.04	0.32	0.36	-	-	6.49	5.87	23,753	23	0.72	1.31
12/31/2008	11.05	0.08	(3.60)	(3.52)	(0.03)	(1.37)	6.13	(31.29)	23,446	56	0.75	0.84
12/31/2007	12.54	0.04	(1.03)	(0.99)	(0.05)	(0.45)	11.05	(7.86)	19,065	65	0.75	0.30
12/31/2006	11.22	0.05	1.46	1.51	(0.01)	(0.18)	12.54	13.44	23,575	23	0.75	0.42
12/31/2005	11.79	0.01	(0.29)	(0.28)	(0.01)	(0.28)	11.22	(2.41)	18,615	16	0.73	0.11
12/31/2004	10.71	0.02	1.06	1.08	-	-	11.79	10.08	15,128	47	0.74	0.14

Class B
06/30/2009	6.17	0.05	0.32	0.37	-	-	6.54	6.00	87	23	0.52	1.58
12/31/2008	11.12	0.09	(3.62)	(3.53)	(0.05)	(1.37)	6.17	(31.20)	86	56	0.55	0.99
12/31/2007	12.61	0.07	(1.04)	(0.97)	(0.07)	(0.45)	11.12	(7.67)	112	65	0.55	0.53
12/31/2006	11.27	0.07	1.48	1.55	(0.03)	(0.18)	12.61	13.71	120	23	0.55	0.62
12/31/2005	11.81	0.04	(0.29)	(0.25)	(0.01)	(0.28)	11.27	(2.15)	104	16	0.52	0.32
03/05(a)-12/31/2004	11.14	0.03	0.64	0.67	-	-	11.81	6.01	5	47	0.51	0.48

The accompanying notes are an integral part of these Financial Statements.

JNL Variable Fund LLC (Unaudited)
Financial Highlights

		Increase (Decrease) from				Distributions from						Ratio of Net
	Net Asset	Investment Operations (d)				Net Realized		Supplemental Data			Ratio of	Investment
	Value,	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,		Expenses to	Income (Loss)
Period	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio	Average Net	to Average
Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover	Assets (c)	Net Assets (c)
JNL/Mellon Capital Management Financial Sector Fund

Class A
06/30/2009	$5.48	$0.06	$(0.27)	$(0.21)	$ -	$ -	$5.27	(3.83)%	$112,392	14%	0.71%	2.67%
12/31/2008	12.38	0.24	(6.56)	(6.32)	(0.11)	(0.47)	5.48	(50.64)	75,650	32	0.73	2.71
12/31/2007	16.02	0.33	(3.12)	(2.79)	(0.22)	(0.63)	12.38	(17.36)	54,961	40	0.74	2.15
12/31/2006	13.71	0.29	2.27	2.56	(0.15)	(0.10)	16.02	18.68	68,536	27	0.75	1.99
12/31/2005	13.12	0.20	0.60	0.80	(0.15)	(0.06)	13.71	6.11	38,586	13	0.73	2.10
12/31/2004	11.57	0.19	1.37	1.56	(0.01)	-	13.12	13.48	29,318	5	0.74	1.88

Class B
06/30/2009	5.46	0.07	(0.27)	(0.20)	-	-	5.26	(3.66)	174	14	0.51	2.89
12/31/2008	12.34	0.26	(6.55)	(6.29)	(0.12)	(0.47)	5.46	(50.54)	141	32	0.53	2.79
12/31/2007	15.93	0.36	(3.10)	(2.74)	(0.22)	(0.63)	12.34	(17.17)	209	40	0.54	2.38
12/31/2006	13.62	0.32	2.27	2.59	(0.18)	(0.10)	15.93	18.99	187	27	0.55	2.18
12/31/2005	13.01	0.22	0.60	0.82	(0.15)	(0.06)	13.62	6.32	150	13	0.52	2.26
03/05(a)-12/31/2004	12.50	0.15	0.50	0.65	(0.14)	-	13.01	5.21	12	5	0.52	2.24

JNL/Mellon Capital Management Healthcare Sector Fund

Class A
06/30/2009	9.53	0.07	0.11	0.18	-	-	9.71	1.89	121,033	14	0.70	1.44
12/31/2008	13.34	0.15	(3.29)	(3.14)	(0.09)	(0.58)	9.53	(23.20)	127,267	41	0.70	1.31
12/31/2007	12.89	0.15	0.84	0.99	(0.08)	(0.46)	13.34	7.65	113,281	31	0.72	1.09
12/31/2006	12.47	0.09	0.68	0.77	(0.06)	(0.29)	12.89	6.19	86,404	22	0.73	0.74
12/31/2005	11.67	0.04	0.85	0.89	(0.03)	(0.06)	12.47	7.61	79,231	20	0.72	0.64
12/31/2004	11.28	0.05	0.34	0.39	-	-	11.67	3.46	48,625	7	0.74	0.58

Class B
06/30/2009	9.51	0.07	0.12	0.19	-	-	9.70	2.00	212	14	0.50	1.63
12/31/2008	13.31	0.17	(3.28)	(3.11)	(0.11)	(0.58)	9.51	(23.05)	200	41	0.50	1.50
12/31/2007	12.91	0.17	0.84	1.01	(0.15)	(0.46)	13.31	7.83	166	31	0.52	1.28
12/31/2006	12.46	0.12	0.68	0.80	(0.06)	(0.29)	12.91	6.45	236	22	0.53	0.94
12/31/2005	11.64	0.07	0.84	0.91	(0.03)	(0.06)	12.46	7.80	181	20	0.51	0.82
03/05(a)-12/31/2004	11.89	0.05	(0.25)	(0.20)	(0.05)	-	11.64	(1.71)	29	7	0.53	0.81

JNL/Mellon Capital Management Oil & Gas Sector Fund

Class A
6/30/2009	20.47	0.15	0.32	0.47	-		-	20.94	2.30	393,481	15	0.68	1.49
12/31/2008	36.83	0.27	(14.16)	(13.89)	(0.20)		(2.27)	20.47	(37.80)	340,494	39	0.67	0.81
12/31/2007	28.99	0.23	9.91	10.14	(0.16)		(2.14)	36.83	35.29	515,660	28	0.67	0.67
12/31/2006	25.21	0.23	5.02	5.25	(0.11)		(1.36)	28.99	20.79	300,626	37	0.68	0.83
12/31/2005	18.84	0.09	6.84	6.93	(0.04)		(0.52)	25.21	36.79	181,807	34	0.68	0.82
12/31/2004	14.13	0.09	4.62	4.71	-		-	18.84	33.33	60,910	44	0.73	0.90

Class B
06/30/2009	20.66	0.17	0.33	0.50	-		-	21.16	2.42	702	15	0.48	1.68
12/31/2008	37.17	0.34	(14.32)	(13.98)	(0.26)		(2.27)	20.66	(37.70)	721	39	0.47	1.06
12/31/2007	29.21	0.29	10.01	10.30	(0.20)		(2.14)	37.17	35.57	865	28	0.47	0.85
12/31/2006	25.31	0.28	5.05	5.33	(0.07)		(1.36)	29.21	21.05	607	37	0.49	0.98
12/31/2005	18.88	0.15	6.84	6.99	(0.04)		(0.52)	25.31	37.03	255	34	0.48	1.03
03/05(a)-12/31/2004	15.40	0.13	3.35	3.48	-		-	18.88	22.60	7	44	0.51	1.16

JNL/Mellon Capital Management Technology Sector Fund

Class A
6/30/2009	3.94	0.01	1.04	1.05	-		-	4.99	26.65	140,136	10	0.71	0.49
12/31/2008	7.68	0.01	(3.35)	(3.34)	(0.00)	(e)	(0.40)	3.94	(43.42)	52,884	70	0.73	0.20
12/31/2007	6.84	-	0.99	0.99	-		(0.15)	7.68	14.56	104,335	33	0.73	0.02
12/31/2006	6.27	(0.01)	0.60	0.59	-		(0.02)	6.84	9.36	62,827	39	0.75	(0.10)
12/31/2005	6.20	(0.02)	0.17	0.15	(0.06)		(0.02)	6.27	2.43	47,194	30	0.73	(0.15)
12/31/2004	6.13	0.08	(0.01)	0.07	-		-	6.20	1.14	37,014	8	0.74	1.81

Class B
06/30/2009	3.97	0.02	1.04	1.06	-		-	5.03	26.70	316	10	0.51	0.72
12/31/2008	7.74	0.02	(3.38)	(3.36)	(0.01)		(0.40)	3.97	(43.31)	104	70	0.53	0.37
12/31/2007	6.88	0.02	0.99	1.01	-		(0.15)	7.74	14.77	245	33	0.53	0.21
12/31/2006	6.30	0.01	0.59	0.60	-		(0.02)	6.88	9.47	177	39	0.55	0.10
12/31/2005	6.22	(0.10)	0.26	0.16	(0.06)		(0.02)	6.30	2.58	149	30	0.52	0.06
03/05(a) -12/31/2004	6.17	0.12	(0.07)	0.05	-		-	6.22	0.81	16	8	0.52	3.96

(a)	Commencement of operations.

(b) Total Return assumes reinvestment of all distributions for the respective period. Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)	Annualized for periods less than one year.
(d)	Calculated using the average shares method for periods ended after December 31, 2005.
(e)	Distributions of $0.00 represent amounts less than $0.005.

The accompanying notes are an integral part of these Financial Statements.

JNL Variable Fund LLC (Unaudited)

Notes to the Financial Statements

NOTE 1. ORGANIZATION

The JNL Variable Fund LLC is a limited liability company organized under the laws of Delaware, by an Operating Agreement dated February 11, 1999 as amended December 13, 2001. The JNL Variable Fund LLC includes the following twenty (20) separate Funds, (each a “Fund”, and collectively, “Funds"), each subadvised by Mellon Capital Management Corporation: JNL/Mellon Capital Management DowSM 10 Fund, JNL/Mellon Capital Management S&P® 10 Fund, JNL/Mellon Capital Management Global 15 Fund, JNL/Mellon Capital Management Nasdaq® 25 Fund, JNL/Mellon Capital Management Value Line® 30 Fund, JNL/Mellon Capital Management DowSM Dividend Fund, JNL/Mellon Capital Management S&P® 24 Fund, JNL/Mellon Capital Management 25 Fund, JNL/Mellon Capital Management Select Small-Cap Fund, JNL/Mellon Capital Management JNL 5 Fund, JNL/Mellon Capital Management VIP Fund, JNL/Mellon Capital Management JNL Optimized 5 Fund, JNL/Mellon Capital Management S&P® SMid 60 Fund, JNL/Mellon Capital Management NYSE® International 25 Fund, JNL/Mellon Capital Management Communications Sector Fund, JNL/Mellon Capital Management Consumer Brands Sector Fund, JNL/Mellon Capital Management Financial Sector Fund, JNL/Mellon Capital Management Healthcare Sector Fund, JNL/Mellon Capital Management Oil & Gas Sector Fund, and JNL/Mellon Capital Management Technology Sector Fund. The composition of portfolios for certain Funds is determined on an annual basis utilizing stock selection criteria described in the Funds' prospectus. The Funds are registered with the U.S. Securities and Exchange Commission (“SEC”) as non-diversified funds under the Investment Company Act of 1940, as amended (“1940 Act”).

All Funds except for JNL/Mellon Capital Management DowSM 10 Fund, JNL/Mellon Capital Management S&P® 10 Fund, and JNL/Mellon Capital Management Global 15 Fund are regulated investment companies (collectively, “RIC Funds”) and offer Class A and Class B shares. The two classes differ principally in applicable 12b-1 fees. Shareholders bear the common expenses of each Fund and earn income and realized gains/losses from each Fund pro rata based on the average daily net assets of each class, without discrimination between share classes. Each share class also has different voting rights on matters affecting a single class. No class has preferential dividend rights.

Jackson National Asset Management, LLC ("JNAM" or “Adviser”) is a wholly-owned subsidiary of Jackson National Life Insurance Company® ("Jackson") and an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America. JNAM serves as investment adviser to each of the Funds. Shares are presently offered to Jackson, Jackson National Life Insurance Company of New York, and affiliated separate accounts to fund the benefits of variable annuity and variable life policies. Shares are also sold to qualified and non-qualified retirement plans, as well as, certain affiliated “fund of funds”.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security, the security is priced based on prices furnished by independent pricing services approved by the Funds’ Board of Managers ("Board" or “Managers”) and may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale. Stocks not listed on a national or foreign stock exchange are generally valued on the basis of prices furnished by approved pricing services and may be valued at the closing bid price on the over-the-counter market. Investments in mutual funds and the securities lending collateral funds are valued at the net asset value per share determined as of the close of the NYSE on the valuation date. Other short-term securities maturing within sixty (60) days are valued at amortized cost unless it is determined that such practice does not approximate market value. Forward foreign currency contracts are valued at the foreign currency exchange rate as of the close of the NYSE, unless the Funds determine that such markets lack an appropriate level of liquidity at that time. In such instances, the Funds will generally utilize foreign currency exchange rates as of the close of the London Stock Exchange.

Market quotations may not be readily available for certain investments or it may be determined that a quotation for an investment does not represent market value. In such instances, the investment is valued at a fair value as determined in good faith using procedures adopted by the Board. Situations that may require an investment to be fair valued include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in value of U.S. securities markets. Under the procedures adopted by the Board, the Adviser may rely on pricing services or other sources to assist in determining the fair value of an investment. Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data. The Funds have retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined.

If a security is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the security depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of a security is the amount the owner of such security might reasonably expect to receive upon its current sale.

Distributions to Shareholders – The amount and timing of distributions for the RIC Funds are determined in accordance with federal income tax regulations, which may differ from GAAP. For all the RIC Funds, dividends from net investment income are generally declared and paid annually, but may be paid more frequently to avoid excise tax. Distributions of net realized capital gains, if any, for the RIC Funds will be distributed at least annually, to the extent they exceed available capital loss carryforwards. For all other Funds, no distributions of net investment income or realized capital gains are required; therefore, undistributed (excess of distributions over) net investment income and accumulated net realized gain/loss are reclassed to paid-in capital on a semi-annual basis.

Federal Income Taxes - Each RIC Fund is a separate taxpayer for federal income tax purposes. Each RIC Fund intends to qualify as a regulated investment company and to distribute substantially all net investment income and net capital gains, if any, to its shareholders and otherwise comply with Subchapter M of the Internal Revenue Code of

1986, as amended, applicable to regulated investment companies. Therefore, no federal income tax provision is required. Under current tax law, interest and dividend income and capital gains paid by the Funds are not currently taxable to shareholders when left to accumulate within a variable annuity contract.

Guarantees and Indemnifications – Under the Funds’ organizational documents, its officers and Managers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, certain of the Funds’ contracts with service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Foreign Currency Translations - The accounting records of each Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars. Purchases and sales of investment securities, income receipts, and expense payments are translated into U.S. dollars at the respective exchange rates prevailing on the dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities. Such fluctuations are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments. Net realized gains and losses on foreign currency related items are considered ordinary income for tax purposes and arise from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually received or paid; and the realized gains or losses resulting from portfolio and transaction hedges. Net change in unrealized appreciation or depreciation on foreign currency related items arises from changes in the fair value of assets and liabilities, other than investments in securities, at period end resulting from changes in exchange rates.

Security Transactions and Investment Income - Security transactions are recorded on the trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date. Interest income is accrued daily. Realized gains and losses are determined on the specific identification basis.

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The Funds have adopted the following new accounting standards and positions issued by the Financial Accounting Standards Board (“FASB”):

SFAS No. 157 “Fair Value Measurements” - This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under SFAS No. 157 guidance. The inputs are summarized into three broad categories. Level 1 includes valuations based on quoted prices of identical securities in active markets. Level 2 includes valuations for which all significant inputs are observable, either directly or indirectly. Direct observable inputs include closing prices of similar securities in active markets or closing prices for identical or similar securities in non-active markets. Indirect observable inputs include factors such as interest rates, yield curves, prepayment speeds, and credit ratings. Level 3 includes valuations based on inputs that are unobservable and significant to the fair value measurement including the Adviser's own assumptions in determining the fair value of the investment. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

FASB Staff Position 157-4 “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly: An Amendment of SFAS No. 157” - This amendment to SFAS No. 157 provides additional guidance for estimating fair value in accordance with SFAS No. 157 when the volume and level of activity for an asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not considered orderly. The FSP also expands the summary of inputs and the Level 3 rollforward currently required by SFAS No. 157 to include disclosure by each major security category.

SFAS No. 161 "Disclosures about Derivative Instruments and Hedging Activities" – This standard requires enhanced qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative instruments; as well as requiring quantitative disclosures in the semi-annual and annual financial statements about fair value, gains and losses and volume of activity for derivative instruments. Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure which is categorized as credit, equity price, interest rate, and foreign currency exchange rate risk. The objectives, strategies and underlying risks for derivative instruments held by the Funds are presented in Note 4 in these Notes to the Financial Statements.

NOTE 3. INVESTMENTS AND RISKS

Foreign Securities Risk - Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies. These risks include the potential for revaluation of currencies, different accounting policies, and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies.

Market and Credit Risk - In the normal course of business the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”) or failure of the other party to a transaction to perform (“credit risk”). Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. Financial assets, which potentially expose the Funds to credit risk, consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

Securities Loaned - The Trust has entered into a securities lending arrangement with The Bank of New York Mellon (“Custodian”). Under the terms of the agreement, each Fund receives a fee equal to a percentage of the net income generated by the collateral held during each lending transaction. The Custodian is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral at least equal to the value of the securities loaned. Cash collateral is invested in the BNY Mellon Securities Lending Overnight Fund. Prior to June 25, 2009, the Fund’s cash collateral was invested in the Mellon GSL DBT II Collateral Fund. Both the BNY Mellon Securities Lending Overnight Fund and the Mellon GSL DBT II Collateral Fund are pooled investment funds constituting a series within a Delaware business trust sponsored by the Custodian and approved by the Adviser. In the event of bankruptcy or other default of the borrower, a Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights. In addition, there could be a decline in the value of the collateral or in the fair value of the securities loaned while a Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period. The Funds also bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

During 2008, certain securities in the Mellon GSL DBT II Collateral Fund defaulted and were segregated into Mellon GSL Reinvestment Trust II, a separate series within the Delaware business trust. The issuer of the investments comprising Mellon GSL Reinvestment Trust II entered receivership in October 2008 and the assets of the issuer were liquidated in December 2008. Based on the plan of distribution approved by the receivers, the Funds are not expected to receive any proceeds. As a result, each Fund’s investment in Mellon GSL Reinvestment Trust II is fair valued at zero.

On April 10, 2009, the assets in the Mellon GSL DBT II Collateral Fund with a maturity of greater than one day were segregated into the BNY Mellon SL DBT II Liquidating Fund, a separate series within the Delaware business trust. Each participant in the Mellon GSL DBT II Collateral Fund received units of the BNY Mellon SL DBT II

Liquidating Fund based on their proportionate interest in Mellon GSL DBT II Collateral Fund as of the close of business on April 10, 2009. As assets in the BNY Mellon SL DBT II Liquidating Fund matured or were sold, the proceeds were invested in the Mellon GSL DBT II Collateral Fund and the participants’ ownership interests were transferred accordingly. On June 25, 2009, each Fund’s investment in the Mellon GSL DBT II Collateral Fund were transferred to the BNY Mellon Securities Lending Overnight Fund. Since June 25, 2009, as assets in the BNY Mellon SL DBT II Liquidating Fund mature or are sold, the proceeds are invested in the BNY Mellon Securities Lending Overnight Fund. At June 30, 2009, the value of BNY Mellon Securities Lending Overnight Fund was $1.00 per unit and the value of BNY Mellon SL DBT II Liquidating Fund was $0.9784 per unit. Values were determined using methodologies consistent with those previously described in Security Valuation within Note 2 in these Notes to the Financial Statements.

Each Fund is responsible for returning the full amount of collateral received for a particular loan when the borrower returns the applicable security. The difference between the current value and the amortized cost of each Fund’s collateral investments in the Mellon GSL Reinvestment Trust II represents a loss that has been borne by the Fund. The difference between the current value and the amortized cost of each Fund’s collateral investments in the BNY Mellon SL DBT II Liquidating Fund represents a potential loss to be borne by the Fund in the event the investments do not mature or are otherwise disposed of at a price less than par. The impact of the change in unrealized depreciation during the period from each Fund’s investment in the BNY Mellon SL DBT II Liquidating Fund is included in net change in unrealized appreciation (depreciation) on investments in the Statements of Operations. The amortized cost of each Fund’s investment in Mellon GSL Reinvestment Trust II and BNY Mellon SL DBT II Liquidating Fund is equivalent to the par value reported in the Schedules of Investments. For Funds with securities on loan as of June 30, 2009, the amortized cost related to investments in the Mellon GSL Reinvestment Trust II and the BNY Mellon SL DBT II Liquidating Fund are liabilities of each Fund and included in the Statements of Assets and Liabilities as return of collateral for securities loaned. These Funds are liable to the Custodian for the amortized cost of their investment in the Mellon GSL Reinvestment Trust II. For Funds with no securities on loan as of June 30, 2009, each Fund paid the Custodian the amortized cost related to its investment in the Mellon GSL Reinvestment Trust II.

The fair value and par value of the investment in BNY Mellon Securities Lending Overnight Fund, the Mellon GSL Reinvestment Trust II and the BNY Mellon SL DBT II Liquidating Fund for Funds with securities on loan as of June 30, 2009 are reported under Securities Lending Collateral in the Schedules of Investments. The fair value and par value of the investment in Mellon GSL Reinvestment Trust II for Funds with no securities on loan as of June 30, 2009 are reported under Non-U.S. Government Agency Asset-Backed Securities in the Schedules of Investments.

NOTE 4. FINANCIAL DERIVATIVE INSTRUMENTS

Forward Foreign Currency Contracts - A Fund may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A Fund may enter into forward foreign currency contracts, generally to hedge foreign currency exposure between trade date and settlement date on security purchases and sales, to minimize foreign currency exposure on portfolio securities denominated in foreign currencies or as part of its investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. The market value of a forward foreign currency contact fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and change in value is recorded by a Fund as unrealized gain or loss and as a receivable or payable from forward foreign currency contracts. Upon delivery or receipt of the currency, realized gain or loss which is equal to the difference between the value of the contract at the time it is opened and the value at the time it is closed is recorded. Forward foreign currency contracts involve market risk in excess of the receivable or payable related to forward foreign currency contracts on the Statements of Assets and Liabilities. Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Additionally, a Fund could be exposed to the risk of a previously hedged position becoming unhedged if the counterparty to a contract is unable to meet the terms of the contract or if the value of the currency changes unfavorably to the U.S. dollar.

Investments in forward foreign currency contracts are reflected as either assets or liabilities in the Statements of Assets and Liabilities as forward foreign currency contract. Realized and unrealized gain (loss) on forward foreign currency contracts are reflected in net realized gain (loss) on foreign currency related items and net change in unrealized appreciation or depreciation on foreign currency related items in the Statements of Operations.

NOTE 5. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory Fee - Each Fund has an investment advisory agreement with JNAM, whereby, JNAM provides investment management services. Each Fund pays JNAM an annual fee, accrued daily, paid monthly, based on a specified percentage of the average daily net assets of each Fund. A portion of this fee is paid to Mellon Capital Management Corporation as compensation for sub-advisory services. The following is a schedule of the fees each Fund is currently obligated to pay JNAM.

Assets	Annual Rate
$0 to $50 million	0.34%
$50 million to100 million	0.31
$100 million to $750 million	0.28
Over $750 million	0.27

Administrative Fee – JNAM also serves as the “Administrator” to the Funds. The Funds pay an annual administrative fee, accrued daily, paid monthly, of 0.15% of the average daily net assets of each Fund, except for the JNL/Mellon Capital Management Global 15 Fund and the JNL/Mellon Capital Management NYSE® International 25 Fund, which each pay an annual administrative fee of 0.20% of the average daily net assets.

In return for the Administrative Fee, JNAM provides or procures all necessary administrative functions and services for the operation of the Funds. In addition, JNAM, at its own expense, arranges for legal, audit, fund accounting, transfer agency, custody, printing and mailing, a portion of the Chief Compliance Officer costs, and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, registration fees, licensing costs, directors and officers insurance, the fees and expenses of the disinterested Managers and independent legal counsel to the disinterested Managers, and a portion of the costs associated with the Chief Compliance Officer.

12b-1 Fee - The Funds adopted a Distribution Plan under the provisions of Rule 12b-1 under the 1940 Act for the purpose of reimbursement of certain distribution and related service expenses from the sale and distribution of each Fund's Class A shares (through the sale of variable insurance products funded by the Funds). Jackson National Life Distributors LLC ("JNLD"), a wholly-owned subsidiary of Jackson, is the principal underwriter of the Funds, with responsibility for promoting sales of their shares. JNLD also is the principal underwriter of the variable insurance products issued by Jackson and its subsidiaries. The maximum 12b-1 fee allowed is 0.20% of the average daily net assets attributable to the Class A shares. Amounts charged pursuant to the Distribution Plan are reflected as 12b-1 fees (Class A) in the Statements of Operations.

Deferred Compensation Plan – Effective January 1, 2007, the Funds adopted a Deferred Compensation Plan whereby disinterested Managers may defer the receipt of all or a portion of their compensation. These deferred amounts, which remain as liabilities of the Funds, shall be treated as if invested and reinvested in shares of one or more affiliated funds offered by the Adviser at the discretion of the applicable Manager. These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected funds. Prior to January 1, 2007, Managers were able to defer the receipt of their compensation under a separate plan. Deferred amounts under that plan are credited at an annual rate of return of five percent (5%). Liabilities related to deferred balances are included in manager fees payable in the Statements of Assets and Liabilities. Increases or decreases related to the changes in value of deferred balances are included in manager fees set forth in the Statements of Operations.

Investments in Affiliates - During the period ended June 30, 2009, certain Funds invested in a money market fund which is managed by JNAM. The JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public. In addition, the Custodian is an affiliate of the Funds. Certain Funds participating in securities lending receive cash collateral, which is invested by the Custodian in the BNY Mellon Securities Lending Overnight Fund which is an affiliate of the Funds. As previously discussed, the Custodian segregated certain assets of the Mellon GSL DBT II Collateral Fund into the Mellon GSL Reinvestment Trust II and the BNY Mellon SL DBT II Liquidating Fund which are all affiliates of the Funds. Furthermore, the JNL/Mellon Capital Management Financial Sector Fund invested in Bank of New York Mellon Corp., the parent company of the Fund’s sub-adviser and Custodian. The total value and cost of such affiliated investments is disclosed separately in the Statements of Assets and Liabilities, and the associated income and realized gain (loss) are disclosed separately in the Statements of Operations.

NOTE 6. FEDERAL INCOME TAX MATTERS

The following information is presented on an income tax basis. Differences between amounts for financial statements and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. Permanent differences between book and tax basis reporting are reclassified within the capital accounts based on their federal tax basis treatment. These reclassifications have no impact on net assets. Temporary differences do not require reclassification.

The JNL/Mellon Capital Management DowSM 10 Fund, JNL/Mellon Capital Management S&P® 10 Fund and JNL/Mellon Capital Management Global 15 Fund are each a limited liability company with its interests owned by a single interest: Jackson National Separate Account-I. Accordingly, such Funds are not considered separate entities for income tax purposes, and therefore, are taxed as part of the operations of Jackson.

At December 31, 2008, the Funds’ last fiscal year end, the following Funds had unused capital loss carryovers (in thousands) for U.S. federal income tax purposes, which may be used to offset future realized net capital gains. If not used, the capital loss carryovers will expire as follows:

		Year of			Year of
	Amount	Expiration		Amount	Expiration
JNL/Mellon Capital Management Nasdaq® 25 Fund	$2,544	2016	JNL/Mellon Capital Management JNL Optimized 5 Fund	$8,775	2016
JNL/Mellon Capital Management Value Line® 30 Fund	33,497	2016	JNL/Mellon Capital Management S&P® SMid 60 Fund	3,756	2016
JNL/Mellon Capital Management DowSM Dividend Fund	12,100	2016	JNL/Mellon Capital Management NYSE® International 25 Fund	2,610	2016
JNL/Mellon Capital Management S&P® 24 Fund	538	2016	JNL/Mellon Capital Management Communications Sector Fund	6,338	2016
JNL/Mellon Capital Management 25 Fund	49,148	2016	JNL/Mellon Capital Management Consumer Brands Sector Fund	436	2016
JNL/Mellon Capital Management Select Small-Cap Fund	85,999	2016	JNL/Mellon Capital Management Financial Sector Fund	5,854	2016
JNL/Mellon Capital Management JNL 5 Fund	255,182	2016	JNL/Mellon Capital Management Technology Sector Fund	907	2016
JNL/Mellon Capital Management VIP Fund	23,658	2016

At December 31, 2008, the Funds’ last fiscal year end, the following Funds had capital, currency and /or passive foreign investment companies (“PFIC”) mark to market losses (in thousands) realized after October 31, 2008 (“Post-October losses”), which were deferred for tax purposes to the first day of the following fiscal year:

Amount
JNL/Mellon Capital Management Nasdaq® 25 Fund	$24,024
JNL/Mellon Capital Management Value Line® 30 Fund	386,474
JNL/Mellon Capital Management DowSM Dividend Fund	156,422
JNL/Mellon Capital Management S&P® 24 Fund	6,847
JNL/Mellon Capital Management 25 Fund	1,508
JNL/Mellon Capital Management JNL 5 Fund	1,311,451
JNL/Mellon Capital Management VIP Fund	125,460
JNL/Mellon Capital Management JNL Optimized 5 Fund	161,483
JNL/Mellon Capital Management S&P® SMid 60 Fund	13,196
JNL/Mellon Capital Management NYSE® International 25 Fund	16,365
JNL/Mellon Capital Management Consumer Brands Sector Fund	256
JNL/Mellon Capital Management Financial Sector Fund	858
JNL/Mellon Capital Management Oil & Gas Sector Fund	176
JNL/Mellon Capital Management Technology Sector Fund	458

As of June 30, 2009, the cost of investments and the components of net unrealized appreciation/(depreciation) for U.S. federal income tax purposes (in thousands) for the RIC Funds were as follows:

	Tax	Gross	Gross	Net Unrealized
	Cost of	Unrealized	Unrealized	Appreciation/
	Investments	Appreciation	Depreciation	(Depreciation)
JNL/Mellon Capital Management Nasdaq® 25 Fund	$88,692	$4,421	$(11,295)	$(6,874)
JNL/Mellon Capital Management Value Line® 30 Fund	609,992	21,558	(70,575)	(49,017)
JNL/Mellon Capital Management DowSM Dividend Fund	298,231	4,940	(97,417)	(92,477)
JNL/Mellon Capital Management S&P® 24 Fund	45,713	1,771	(6,277)	(4,506)
JNL/Mellon Capital Management 25 Fund	375,693	50,821	(41,442)	9,379
JNL/Mellon Capital Management Select Small-Cap Fund	338,461	27,972	(13,549)	14,423
JNL/Mellon Capital Management JNL 5 Fund	4,227,784	178,050	(956,939)	(778,889)
JNL/Mellon Capital Management VIP Fund	324,697	15,042	(46,243)	(31,201)
JNL/Mellon Capital Management JNL Optimized 5 Fund	430,173	28,615	(74,797)	(46,182)
JNL/Mellon Capital Management S&P® SMid 60 Fund	90,496	10,674	(9,516)	1,158
JNL/Mellon Capital Management NYSE® International 25 Fund	110,600	8,559	(26,559)	(18,000)
JNL/Mellon Capital Management Communications Sector Fund	47,385	219	(13,823)	(13,604)
JNL/Mellon Capital Management Consumer Brands Sector Fund	32,109	795	(7,093)	(6,298)
JNL/Mellon Capital Management Financial Sector Fund	165,947	9,179	(49,589)	(40,410)
JNL/Mellon Capital Management Healthcare Sector Fund	160,451	1,753	(37,761)	(36,008)
JNL/Mellon Capital Management Oil & Gas Sector Fund	500,948	17,121	(114,977)	(97,856)
JNL/Mellon Capital Management Technology Sector Fund	164,691	9,564	(22,484)	(12,920)

The tax character of distributions paid (in thousands) during the fiscal year ended December 31, 2008 was as follows:

	Net Ordinary	Long-term
	Income *	Capital Gain
JNL/Mellon Capital Management Nasdaq® 25 Fund	$3,563	$-
JNL/Mellon Capital Management Value Line® 30 Fund	21,822	2,274
JNL/Mellon Capital Management DowSM Dividend Fund	2,531	-
JNL/Mellon Capital Management S&P® 24 Fund	389	14
JNL/Mellon Capital Management 25 Fund	31,584	27,742
JNL/Mellon Capital Management Select Small-Cap Fund	37,218	16,861
JNL/Mellon Capital Management JNL 5 Fund	349,022	322,610
JNL/Mellon Capital Management VIP Fund	61,804	32,179
JNL/Mellon Capital Management JNL Optimized 5 Fund	21,320	4,483
JNL/Mellon Capital Management S&P® SMid 60 Fund	1,291	-
JNL/Mellon Capital Management NYSE® International 25 Fund	3,926	-
JNL/Mellon Capital Management Communications Sector Fund	2,833	4,838
JNL/Mellon Capital Management Consumer Brands Sector Fund	281	3,325
JNL/Mellon Capital Management Financial Sector Fund	1,477	5,315
JNL/Mellon Capital Management Healthcare Sector Fund	1,476	6,827
JNL/Mellon Capital Management Oil & Gas Sector Fund	5,191	28,572
JNL/Mellon Capital Management Technology Sector Fund	146	4,603

* Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax expense in the current year. FIN 48 requires that management evaluate the tax positions taken in returns for 2006, 2007, and 2008, which remain subject to examination, by the Internal Revenue Service.  These returns are not subject to examination by any other tax jurisdictions. Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no provision for federal income tax was required in the Funds’ financial statements during the period ended June 30, 2009.

NOTE 7. SUBSEQUENT EVENT

At a meeting held on June 10 and 11, 2009, the Board voted to approve J.P. Morgan Chase Bank, N.A. as the custodian and securities lending agent for the Funds. The Adviser anticipates the change to be effective on or about August 31, 2009.

Disclosure of Fund Expenses (Unaudited)

Shareholders incur ongoing costs, which include costs for portfolio management, administrative services, 12b-1 fees (Class A shares) and other operating expenses. Operating expenses such as these are deducted from each Fund's gross income and directly reduce the final investment return. These expenses are expressed as a percentage of the Fund's average net assets; this percentage is known as the Fund's expense ratio. The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The examples do not reflect the expenses of the variable insurance contracts or the separate account and the total expenses would be higher if they were included.

Expenses Using Actual Fund Return. This section provides information about the actual account values and actual expenses incurred by the Fund. Use the information in this section, together with the amount invested, to estimate the expenses paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return. The information in this section can be used to compare each Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio for the period is unchanged. This example is useful in making comparisons because the SEC requires all mutual funds to make the 5% calculation.

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return

	Beginning	Ending		Expenses	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid	Account	Account	Annualized	Paid
	Value	Value	Expense	During	Value	Value	Expense	During
	1/1/2009	6/30//2009	Ratios	Period	1/1/2009	6/30/2009	Ratios	Period
JNL/Mellon Capital Management DowSM 10 Fund
Class A	$1,000.00	$890.30	0.68%	$ 3.19	$1,000.00	$1,017.99	0.68%	$ 3.40
JNL/Mellon Capital Management S&P® 10 Fund
Class A	1,000.00	962.20	0.68	3.31	1,000.00	1,017.99	0.68	3.40
JNL/Mellon Capital Management Global 15 Fund
Class A	1,000.00	1,087.80	0.71	3.68	1,000.00	1,017.69	0.71	3.55
JNL/Mellon Capital Management Nasdaq® 25 Fund
Class A	1,000.00	1,116.00	0.73	3.83	1,000.00	1,017.49	0.73	3.65
Class B	1,000.00	1,117.40	0.53	2.78	1,000.00	1,019.49	0.53	2.65
JNL/Mellon Capital Management Value Line® 30 Fund
Class A	1,000.00	984.10	0.80	3.94	1,000.00	1,016.79	0.80	4.00
Class B	1,000.00	985.50	0.60	2.95	1,000.00	1,018.79	0.60	3.00
JNL/Mellon Capital Management DowSM Dividend Fund
Class A	1,000.00	866.70	0.69	3.19	1,000.00	1,017.89	0.69	3.45
Class B	1,000.00	870.20	0.49	2.27	1,000.00	1,019.89	0.49	2.45
JNL/Mellon Capital Management S&P® 24 Fund
Class A	1,000.00	1,000.00	0.72	3.57	1,000.00	1,017.59	0.72	3.60
Class B	1,000.00	1,001.50	0.52	2.58	1,000.00	1,019.59	0.52	2.60
JNL/Mellon Capital Management 25 Fund
Class A	1,000.00	1,073.60	0.66	3.39	1,000.00	1,018.19	0.66	3.30
Class B	1,000.00	1,074.50	0.46	2.37	1,000.00	1,020.19	0.46	2.30
JNL/Mellon Capital Management Select Small-Cap Fund
Class A	1,000.00	910.80	0.66	3.13	1,000.00	1,018.19	0.66	3.30
Class B	1,000.00	911.80	0.46	2.18	1,000.00	1,020.19	0.46	2.30
JNL/Mellon Capital Management JNL 5 Fund
Class A	1,000.00	993.70	0.64	3.16	1,000.00	1,018.39	0.64	3.20
Class B	1,000.00	996.80	0.44	2.18	1,000.00	1,020.39	0.44	2.20
JNL/Mellon Capital Management VIP Fund
Class A	1,000.00	998.00	0.70	3.47	1,000.00	1,017.79	0.70	3.50
Class B	1,000.00	1,000.00	0.50	2.48	1,000.00	1,019.79	0.50	2.50
JNL/Mellon Capital Management JNL Optimized 5 Fund
Class A	1,000.00	1,092.90	0.70	3.63	1,000.00	1,017.79	0.70	3.50
Class B	1,000.00	1,093.40	0.50	2.60	1,000.00	1,019.79	0.50	2.50
JNL/Mellon Capital Management S&P® Smid 60 Fund
Class A	1,000.00	1,182.90	0.71	3.84	1,000.00	1,017.69	0.71	3.55
Class B	1,000.00	1,183.10	0.51	2.76	1,000.00	1,019.69	0.51	2.55

Disclosure of Fund Expenses (Unaudited) (continued)

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return

	Beginning	Ending		Expenses	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid	Account	Account	Annualized	Paid
	Value	Value	Expense	During	Value	Value	Expense	During
	1/2/2009	6/30//2009	Ratios	Period	1/2/2009	6/30/2009	Ratios	Period
JNL/Mellon Capital Management NYSE® International
25 Fund
Class A	$1,000.00	$1,129.20	0.79%	4.17	$1,000.00	$1,016.89	0.79%	$ 3.95
Class B	1,000.00	1,129.30	0.59	3.11	1,000.00	1,018.89	0.59	2.95
JNL/Mellon Capital Management Communications
Sector Fund
Class A	1,000.00	1,087.90	0.73	3.78	1,000.00	1,017.49	0.73	3.65
Class B	1,000.00	1,091.70	0.53	2.75	1,000.00	1,019.49	0.53	2.65
JNL/Mellon Capital Management Consumer Brands
Sector Fund
Class A	1,000.00	1,058.70	0.72	3.68	1,000.00	1,017.59	0.72	3.60
Class B	1,000.00	1,060.00	0.52	2.66	1,000.00	1,019.59	0.52	2.60
JNL/Mellon Capital Management Financial Sector Fund
Class A	1,000.00	961.70	0.71	3.45	1,000.00	1,017.69	0.71	3.55
Class B	1,000.00	963.40	0.51	2.48	1,000.00	1,019.69	0.51	2.55
JNL/Mellon Capital Management Healthcare Sector Fund
Class A	1,000.00	1,018.90	0.70	3.50	1,000.00	1,017.79	0.70	3.50
Class B	1,000.00	1,020.00	0.50	2.50	1,000.00	1,019.79	0.50	2.50
JNL/Mellon Capital Management Oil & Gas Sector Fund
Class A	1,000.00	1,023.00	0.68	3.41	1,000.00	1,017.99	0.68	3.40
Class B	1,000.00	1,024.20	0.48	2.41	1,000.00	1,019.99	0.48	2.40
JNL/Mellon Capital Management Technology Sector Fund
Class A	1,000.00	1,266.50	0.71	3.99	1,000.00	1,017.69	0.71	3.55
Class B	1,000.00	1,267.00	0.51	2.87	1,000.00	1,019.69	0.51	2.55

Expenses paid during the period are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period, then dividend by the number of days in the most recent 12-month period (to reflect the most recent 6-month period).

Additional Disclosures

Quarterly Portfolio Holdings

The Funds file a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. It is also available upon request by calling the Fund toll-free at 800-766-4683.

Proxy Voting Guidelines

A description of the policies and procedures used by the Funds to vote proxies relating to the portfolio securities and information on how the Funds voted proxies relating to portfolio securities during the 12 month period ended June 30, 2009 are available (1) without charge, upon request by calling 1-800-873-5654 (Annuity Service Center), 1-800-599-5651 (NY Annuity Service Center) or 1-800-777-7799 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), (2) by writing JNL Variable Funds, P.O. Box 30314, Lansing, Michigan 48909-7814 (3) on Jackson National Life Insurance Company’s website or Jackson National Life Insurance Company of New York’s website at www.jackson.com, and (4) on the Securities and Exchange Commission’s website at www.sec.gov.

MANAGERS AND OFFICERS OF JNL VARIABLE FUND LLC

(THE "FUND)

NAME, ADDRESS AND (AGE)	POSITION(S) HELD WITH THE JNL VARIABLE FUND (LENGTH OF TIME SERVED)	NUMBER OF PORTFOLIOS IN FUND COMPLEX TO BE OVERSEEN BY MANAGER OR OFFICER
Interested Manager
Mark D. Nerud (43) [1] 1 Corporate Way Lansing, MI 48951	Manager [2] (1/07 to present) President and Chief Executive Officer (12/06 to present)	121

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

President of the Adviser (1/07 to present); Chief Financial Officer of the Adviser (11/00 to 1/07) and Managing Board Member of the Adviser (11/00 to 11/03) (1/07 to present); President and CEO of other Investment Companies advised by the Adviser (12/06 to present); Vice President (2/99 to 12/06), Treasurer, Chief Financial Officer of other Investment Companies advised by the Adviser (12/02 to 12/06); Vice President – Fund Accounting & Administration of Jackson National Life Insurance Company (1/00 to present)

OTHER DIRECTORSHIPS HELD BY MANAGER: None

Disinterested Managers
Michael Bouchard (53) 1 Corporate Way Lansing, MI 48951	Manager [2] (4/00 to present)	121
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Sheriff, Oakland County, Michigan (1/99 to present)

OTHER DIRECTORSHIPS HELD BY MANAGER: None

William J. Crowley, Jr. (63) 1 Corporate Way Lansing, MI 48951	Manager [2] (1/07 to present)	121
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Managing Partner (Baltimore Office) – Arthur Andersen LLP (2001 to 2002); Board Member of various corporate boards (2002 to present)

OTHER DIRECTORSHIPS HELD BY MANAGER:

Director of Alpha Natural Resources; Director of Foundation Coal Holdings, Inc. (from 12/04 until 7/09 when the company was acquired); Director of Bio Veris Corporation (from 5/04 until 6/07 when the company was acquired); Director of Provident Bankshares Corporation (from 5/03 until 5/09 when the company was acquired)

Dominic D’Annunzio (71) 1 Corporate Way Lansing, MI 48951	Chairman of the Board [2] (2/04 to present) Manager [2] (6/03 to present)	121
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Acting Commissioner of Insurance for the State of Michigan (1/90 to 5/90) and (8/97 to 5/98)

OTHER DIRECTORSHIPS HELD BY MANAGER: None

Michelle Engler (51) 1 Corporate Way Lansing, MI 48951	Manager [2] (4/00 to present)	121
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Attorney (1983 to present); First Lady of the State of Michigan (1990 to 2002)

OTHER DIRECTORSHIPS HELD BY MANAGER: Director of Federal Home Loan Mortgage Corporation (2001 to 9/2008)

[1] Mr. Nerud is an “interested person” of the JNL Variable Funds due to his position with Jackson National Life Insurance Company®, which is the parent company of Jackson National Asset Management, LLC.

[2] The Chairman of the Board, interested and disinterested Managers are elected to serve for an indefinite term.

NAME, ADDRESS AND (AGE)	POSITION(S) HELD WITH THE JNL VARIABLE FUND (LENGTH OF TIME SERVED)	NUMBER OF PORTFOLIOS IN FUND COMPLEX TO BE OVERSEEN BY MANAGER OR OFFICER
Disinterested Managers
James Henry, Ph.D. (70) 1 Corporate Way Lansing, MI 48951	Manager [2] (1/07 to present)	121
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Dean Emeritus and Professor of Finance, Eli Broad College of Business and Graduate School of Management at Michigan State University (2001 to present)

OTHER DIRECTORSHIPS HELD BY MANAGER: None

Richard McLellan (67) 1 Corporate Way Lansing, MI 48951	Manager [2] (12/03 to present)	121

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Member, Dykema Gossett PLLC (Law Firm) (1973 to 2007); Senior Counsel, Dykema Gossett PLLC (2007 to present)

Adjunct Associate Professor, Michigan State University (2008 to present)

OTHER DIRECTORSHIPS HELD BY MANAGER: Member of the Board of Directors of ITC Holdings Corp. (11/2007 to present)

William R. Rybak (58) 1 Corporate Way Lansing, MI 48951	Manager [2] (1/07 to present)	121
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Board Member of various corporate boards (see below) (2002 to present)

OTHER DIRECTORSHIPS HELD BY MANAGER:

Chairman of the Board of Trustees of Lewis University; Member of the Board since 1982; Member of the Board of Directors of Howe Barnes Investments, Inc. since 2001; Member of the Boards of each of the Calamos Mutual Funds since 2002; Member of the Board of Directors of The PrivateBancorp since 2003; Chairman of the Board of Trustees of St. Coletta’s of Illinois; and Member of the Board since 2000

Patricia A. Woodworth (54) 1 Corporate Way Lansing, MI 48951	Manager [2] (1/07 to present)	109

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Vice President, Chief Financial Officer and Chief Operating Officer, The J. Paul Getty Trust (12/2007 to present); Executive Vice President for Finance and Administration, Chief Financial Officer, Art Institute of Chicago (2002 to 11/2007)

OTHER DIRECTORSHIPS HELD BY MANAGER: None

Officers
Karen J. Buiter (44) 1 Corporate Way Lansing, MI 48951	Assistant Treasurer (12/08 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Assistant Vice President – Fund Reporting of the Adviser (4/08 to present); Assistant Treasurer of other Investment Companies advised by the Adviser (12/08 to present); Treasurer of Henderson Global Funds (2/04 to 3/08); Assistant Controller of Code, Hennessy & Simmons LLC (2002 to 2004)

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Not Applicable

Kelly L. Crosser (36) 1 Corporate Way Lansing, MI 48951	Assistant Secretary (9/07 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Assistant Secretary of other Investment Companies advised by the Adviser (9/07 to present); Senior Compliance Analyst of Jackson National Life Insurance Company (4/07 to present); Mutual Fund Compliance Analyst of Jackson National Life Insurance Company (2/06 to 4/07): Senior Paralegal of Jackson National Life Insurance Company (6/04 to 2/06); Paralegal of Jackson National Life Insurance Company (7/01 to 6/04)

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Not Applicable

NAME, ADDRESS AND (AGE)	POSITION(S) HELD WITH THE JNL VARIABLE FUND (LENGTH OF TIME SERVED)	NUMBER OF PORTFOLIOS IN FUND COMPLEX TO BE OVERSEEN BY MANAGER OR OFFICER
Officers
Steven J. Fredricks (38) 1 Corporate Way Lansing, MI 48951	Chief Compliance Officer (1/05 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Chief Compliance Officer of the Adviser and other Investment Companies advised by the Adviser (1/05 to present); Attorney of Jackson National Life Insurance Company (2/02 to 1/05)

OTHER DIRECTORSHIPS HELD BY MANAGER : Not Applicable

J. Kevin Kenely (55) 1 Corporate Way Lansing, MI 48951	Vice President (2/08 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Vice President of other Investment Companies advised by the Adviser (2/08 to present); Vice President of the Adviser (7/08 to present); Assistant Vice President – Fund Accounting of the Adviser (2/08 to 7/08); Director of Jackson National Life Insurance Company (12/07 to present); Director and Chief Accounting Officer of CTC Holdings, LLC (2006 to 8/07); Director of Spectrum Global Fund Administration LLC (2005 to 2006); Investments Controller of Grantham, Mayo, Van Otterloo & Co. LLC (1999 to 2004)

OTHER DIRECTORSHIPS HELD BY MANAGER : Not Applicable

Daniel W. Koors (39) 1 Corporate Way Lansing, MI 48951	Vice President, Treasurer and Chief Financial Officer (12/06 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Senior Vice President of the Adviser (1/09 to present) and Chief Financial Officer of the Adviser (1/07 to present); Vice President of the Adviser (1/07 to 12/08); Vice President, Treasurer and Chief Financial Officer of other Investment Companies advised by the Adviser (12/06 to present); Assistant Treasurer of other Investment Companies advised by the Adviser (9/06 to 12/06); Assistant Vice President – Fund Administration of Jackson National Life Insurance Company (8/06 to present); Partner of Deloitte & Touche LLP (2003 to June 2006); Senior Manager of Deloitte & Touche LLP (2000 to 2003)

OTHER DIRECTORSHIPS HELD BY MANAGER : Not Applicable

Michael Piszczek (51) 1 Corporate Way Lansing, MI 48951	Vice President (11/07 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Vice President of other Investment Companies advised by the Adviser (11/07 to present); Assistant Vice President – Tax of the Adviser (11/07 to present); Assistant Vice President – Nuveen Investments (4/99 to 8/07); Assistant Vice President and Assistant Secretary – Nuveen Funds (4/99 to 8/07)

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Not Applicable

Susan S. Rhee (37) 1 Corporate Way Lansing, MI 48951	Vice President, Counsel and Secretary (2/04 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Chief Legal Officer (7/04 to present) and Secretary (11/00 to present) of the Adviser; Vice President, Counsel, and Secretary of other Investment Companies advised by the Adviser (2/04 to present); Assistant Vice President of Jackson National Life Insurance Company (8/03 to present); Associate General Counsel of Jackson National Life Insurance Company (7/01 to present)

OTHER DIRECTORSHIPS HELD BY MANAGER : Not Applicable

The Statement of Additional Information includes additional information about Fund Managers and may be obtained at no charge by calling 1-800-873-5654 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), by writing JNL Variable Fund, P.O. Box 30314, Lansing, Michigan 48909-7814 or by visiting www.jackson.com.

MANAGERS AND OFFICERS OF JNL VARIABLE FUND LLC (THE "FUND)

The interested Manager and the Officers of the Fund (other than the Chief Compliance Officer, as described below) or the Adviser do not receive any compensation from the Fund for their services as Managers or Officers. The following persons, who are disinterested Managers of the Fund, and the Fund’s Chief Compliance Officer, received from the Fund the compensation amounts indicated for the services as such for the six-month period ended June 30, 2009:

MANAGER	AGGREGATE COMPENSATION FROM THE JNL VARIABLE FUND[1]	PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF FUND EXPENSES	ESTIMATED ANNUAL BENEFITS UPON RETIREMENT	TOTAL COMPENSATION FROM JNL VARIABLE FUND AND FUND COMPLEX
Michael Bouchard	$15,860	$0	$0	$61,000[4]
William J. Crowley, Jr.	$16,510	$0	$0	$63,500[5]
Dominic D’Annunzio [3]	$20,409	$0	$0	$78,500[6]
Michelle Engler	$15,860	$0	$0	$61,000
James Henry	$16,510	$0	$0	$63,500
Richard McLellan	$17,809	$0	$0	$68,500
William R. Rybak	$14,950	$0	$0	$57,500
Patricia Woodworth	$18,459	$0	$0	$71,000[7]
Steven J. Fredricks [2]	$37,307	$0	$0	$143,493

[1]

The fees paid to the independent Managers are paid for combined service on the Boards of the Fund, JNL Investors Series Trust and JNL Series Trust (the “Fund Complex”). The fees are allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets. The total fees to all the independent Managers is $524,500.

[2]

Mr. Fredricks’ compensation is paid by the Funds for his duties as the Chief Compliance Officer of the Fund Complex. The expense is allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets.

[3]	Mr. D’Annunzio is an ex officio (non-voting) member of the Governance Committee. Therefore, he does not receive any compensation as a member of the Governance Committee.

[4]	Amount includes $3,050 deferred by Mr. Bouchard.

[5]	Amount includes $38,100 deferred by Mr. Crowley.

[6]	Amount includes $39,250 deferred by Mr. D’Annunzio.

[7]	Amount includes $71,000 deferred by Ms. Woodworth.

JNL SERIES TRUST

JNL VARIABLE FUND LLC

(collectively, the “Funds”)

APPROVAL OF THE FUNDS’

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees/Managers of the Funds (“Board”) oversees the management of each Fund and, as required by law, determines annually whether to approve the Funds’ advisory agreement with Jackson National Asset Management, LLC (“JNAM”) and each Fund’s sub-advisory agreement(s).

At a meeting on June 10-11, 2009, the Board, including all of the Independent Trustees/Managers, considered information relating to the Investment Advisory and Management Agreement with JNAM (“Advisory Agreement”), the sub-advisory agreements and the sub-sub-advisory agreements between JNAM and each Fund’s Sub-Adviser(s) and Sub-Sub-Advisers (“Sub-Advisory Agreements”). In advance of the meeting, independent legal counsel for the Independent Trustees/Managers requested that certain information be provided to the Board relating to the Advisory Agreement and the June Sub-Advisory Agreements. The Board received, and had the opportunity to review, this and other materials, ask questions and request further information in connection with its consideration. At the conclusion of the Board’s discussion, the Board approved the Advisory Agreement and June Sub-Advisory Agreements through June 30, 2010.

In reviewing the Advisory Agreement and considering the information, the Board was advised by outside legal counsel to the Trust, and the Independent Trustees were advised by independent legal counsel. The Board considered the factors it deemed relevant: (1) the nature, quality and extent of the services to be provided, (2) the investment performance of each Fund, (3) its profitability, including an analysis of the cost of providing services and comparative expense information, (4) whether economies of scale may be realized as each Fund grows and whether the fee structure reflects the economies of scale for each Fund’s investors, and (5) other benefits that may accrue to JNAM through its relationship with the Trust. In its deliberations, the Board, in exercising its business judgment, did not identify any single factor that alone was responsible for the Board’s decision to approve the Advisory Agreement.

Before approving the Advisory Agreement and the Sub-Advisory Agreements, the Independent Trustees/Managers met in executive session with their independent legal counsel to consider the materials provided by JNAM and the terms of the Advisory Agreement and the Sub-Advisory Agreements. Based on its evaluation of those materials, the Board, including the interested and Independent Trustees/Managers, concluded that the Advisory Agreement is fair and reasonable and in the best interests of the shareholders of each Fund and that each Sub-Advisory Agreement is fair and reasonable and in the best interests of the shareholders of the applicable Fund. In reaching its conclusions, the Board considered the following:

Nature, Quality and Extent of Services

The Board examined the nature, quality and extent of the services to be provided by JNAM and the Sub-Advisers.

For each Fund, the Board considered the services to be provided by JNAM, including but not limited to the oversight of the Sub-Advisers pursuant to the “Manager of Managers” exemption, as well as the provision of recordkeeping and compliance services to the Funds. The Board also considered that JNAM would monitor the performance of the various organizations that would provide services to the Funds, including the Funds’ distributor, transfer agent, and custodian. With respect to JNAM’s oversight of the Sub-Advisers, the Board noted that JNAM would be responsible for screening and recommending new sub-advisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the existing Sub-Advisers. The Board also considered the investment sub-advisory services to be provided by each Sub-Adviser. The Board considered JNAM’s evaluation of the Sub-Advisers, as well as JNAM’s recommendations, based on its review of the Sub-Advisers, to approve the Sub-Advisory Agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of JNAM’s senior management that would be responsible for oversight of the Funds and each Sub-Adviser, and also reviewed the qualifications, backgrounds and responsibilities of the Sub-Advisers’ portfolio managers who would be responsible for the day-to-day management of each Fund. The Board reviewed information pertaining to JNAM’s and each Sub-Adviser’s organizational structure, senior management, financial stability, investment operations, and other relevant information pertaining to both JNAM and each Sub-Adviser. The Board considered compliance reports about JNAM and the Sub-Advisers from the Funds’ CCO.

Based on the foregoing, the Board concluded that (i) each Fund is likely to benefit from the nature, extent and quality of the services to be provided by JNAM under the Agreement and (ii) each Fund is likely to benefit from the nature, extent and quality of the services to be provided by each Sub-Adviser under the applicable Sub-Advisory Agreement.

Investment Performance of the Funds

The Board considered the performance of each Fund, including how the Fund performed versus the average performance of a group of comparable funds selected by an independent data service (“peer group”) and how the Fund performed versus its primary benchmark (“benchmark”) index. For certain Funds, the Board considered the relevant custom benchmark or relevant blended benchmark. This consideration was based on JNAM’s assertion that the custom or blended benchmark may, in many circumstances, be a more meaningful source of comparative information than a broad-based benchmark index for certain Funds with a specific investment focus. A custom benchmark may not be available for certain periods presented, in which case the Fund was compared to its primary benchmark. The performance periods considered by the Board ended on December 31, 2008 (unless otherwise noted). When available, the Board considered one-, five- and ten-year performance.

Existing Funds – JNL Series Trust:

JNL/AIM Global Real Estate Fund. The Board considered the Fund outperformed the benchmark and the Lipper peer group for the one-year period and since inception. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/AIM International Growth Fund. The Board considered the Fund outperformed the benchmark for the one- and ten-year periods and the Lipper peer group for the one-year period. The Fund underperformed the benchmark for the five-year period and the Lipper peer group for the five- and ten-year periods. The Board also considered that Invesco/AIM began sub-advising the Fund in December 2007 and that it was, therefore, responsible for the one-year performance record of the Fund, while the Fund’s longer-term performance record was largely attributable to a different sub-adviser. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/AIM Large Cap Growth Fund. The Board considered the Fund outperformed the benchmark and the Lipper peer group for the one-year, five-year and since inception periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/AIM Small Cap Growth Fund. The Board considered that the Fund underperformed its benchmark and outperformed the Lipper peer group for the one-year period. The Fund outperformed its benchmark and peer group for the five-year period and since inception. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Capital Guardian Global Balanced Fund. The Board considered that the Fund outperformed the peer group for the one- and five-year periods and underperformed the blended composite benchmark for the one-year period. The Board noted that the Fund underperformed the blended composite benchmark for the five-year period and since inception. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Capital Guardian Global Diversified Research Fund. The Board considered that the Fund performed in-line with the benchmark and underperformed the Lipper peer group for the one-year period. The Fund underperformed the benchmark and Lipper peer group for the five-year and ten-year periods. The Board also considered, however, that Capital Guardian began sub-advising the Fund in December 2007 and that the sub-adviser had only had one year to develop its performance record. The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Capital Guardian International Small Cap Fund. The Board considered that the Fund underperformed the benchmark and Lipper peer group for the one -year period. Because of the Fund’s short track record, the Board also considered Capital Guardian’s Non-U.S. Small Capitalization Composite, which has outperformed the benchmark for the fifteen-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Capital Guardian U.S. Growth Equity Fund. The Board considered that the Fund underperformed the benchmark and outperformed the Lipper peer group for the one-year period. The Fund underperformed the benchmark and Lipper peer group for the five-year period, but outperformed the benchmark and Lipper peer group for the ten-year period. The Board also considered, however, that Capital Guardian began sub-advising the Fund in December 2007 and that the sub-adviser had only had one year to develop its performance record. The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Credit Suisse Global Natural Resources Fund. The Board considered that the Fund outperformed the Lipper peer group for the one-year and since inception periods, though it underperformed the blended benchmark for those periods. The Board considered management’s recommendation of a strategy change for the Fund effective June 2009 to gain greater exposure to commodities. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Credit Suisse Long/Short Fund. The Board considered that the Fund underperformed the benchmark and the Lipper peer group for the one-year period, underperformed the Lipper peer group since inception and outperformed the benchmark since inception. The Board concluded that, in light of the Fund’s relatively short operating history and its competitive performance versus the benchmark since the Fund’s inception in January 2007, it would be in the best interests of the Fund and its shareholders to renew the Agreements, while continuing to closely monitor the performance of this Fund.

JNL/Eagle Core Equity Fund. The Board considered that the Fund underperformed the benchmark and the Lipper peer group for the one- and five-year periods. The Fund underperformed the benchmark and outperformed the peer group for the ten-year period. The Board also considered that the Fund has outperformed its benchmark year-to-date through March 31, 2009. The Board concluded it would be in the best interests of the Fund and its shareholders to renew the Agreements, while continuing to closely monitor the performance of this Fund.

JNL/Eagle SmallCap Equity Fund. The Board considered that the Fund outperformed the benchmark and the Lipper peer group for the one-, five- and ten-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Franklin Templeton Founding Strategy Fund. The Board considered that the Fund outperformed the primary benchmark and underperformed the Lipper peer group for the one-year period, although it underperformed both for the since inception period. The Board also considered the long-term track record and quality of investment advisory services offered by the sub-adviser. The Board concluded that, in light of the Fund’s relatively short operating history, it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Franklin Templeton Global Growth Fund. The Board considered that the Fund performed consistent with the benchmark and underperformed the Lipper peer group for the one-year period. The Fund underperformed the benchmark and peer group since inception. The Board also considered the long-term track record and quality of investment advisory services offered by the sub-adviser. The Board concluded that, in light of the Fund’s relatively short operating history, it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Franklin Templeton Income Fund. The Board considered that the Fund underperformed the blended benchmark and the Lipper peer group for the one-year period. The Board also considered that the Fund has outperformed its benchmark year-to-date through April 30, 2009. The Board also considered the long-term track record and quality of investment advisory services offered by the sub-adviser. The Board concluded that, in light of the Fund’s relatively short operating history, it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Franklin Templeton Mutual Shares Fund. The Board considered that the Fund underperformed the benchmark for the one-year and since inception periods and the Lipper peer group for the one-year period. The Fund outperformed the peer group for the since inception period. The Board also considered the long-term track record and quality of investment advisory services offered by the sub-adviser. The Board concluded that, in light of the Fund’s relatively short operating history, it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Franklin Templeton Small Cap Value Fund. The Board considered that the Fund underperformed the benchmark and the Lipper peer group for the one-year period and since inception. The Board also considered the long-term track record and quality of investment advisory services offered by the sub-adviser, noting that the Fund’s portfolio manager has over 40 years of investment experience. The Board concluded that, in light of the Fund’s relatively short operating history, it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Goldman Sachs Core Plus Bond Fund. The Board considered that the Fund underperformed the benchmark and Lipper peer group for the one-and five-year periods. The Fund also underperformed the benchmark, but outperformed the Lipper peer group, for the ten-year period. The Board noted, however, that Goldman began sub-advising the Fund in April 2007 and that almost of the performance was not attributable to Goldman. The Board also considered that the Fund improved to the third decile in the Lipper peer group for the one-year period ended March 31, 2009. The Board concluded that it would be in the best interests of the Fund and its shareholders to allow Goldman more time to develop its performance record and to renew the Agreements.

JNL/Goldman Sachs Emerging Markets Debt Fund. Noting that the Fund commenced operations in October 2008, the Board considered that for the one-year period ended March 31, 2009, the similarly managed strategy performed consistently with its benchmark. The Board concluded it would be prudent to allow the team more time to develop its performance record with the Fund and that it would be in the best interests of the Fund and its shareholders to renew the Agreements while continuing to closely monitor the performance of this Fund.

JNL/Goldman Sachs Mid Cap Value Fund. The Board considered that the Fund outperformed its benchmark and the Lipper peer group for the one-year period ended December 31, 2008 and since inception. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Goldman Sachs Short Duration Bond Fund. The Board considered that the Fund underperformed its Lipper peer group and its benchmark for the one-year period and since inception. The Board noted that JNAM proposed a sub-adviser change for this Fund effective September 28, 2009. In light of this, the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/JPMorgan International Value Fund. The Board considered that the Fund underperformed the benchmark and Lipper peer group for the one- and ten-year periods, although the Fund outperformed the benchmark and peer group for the five-year period. The Board also considered that the Fund outperformed the benchmark for the one-year period ended March 31, 2009. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/JPMorgan Midcap Growth Fund. The Board considered that the Fund performed in-line with the benchmark and the Lipper peer group for the one-year period. The Fund underperformed the benchmark and peer group for the five- and ten-year periods. The Board also considered that JPMorgan began sub-advising the Fund in December 2007. In light of this, the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements and to allow JPMorgan to develop a performance record.

JNL/JPMorgan U.S. Government & Quality Bond Fund. The Board considered that the Fund outperformed the Lipper peer group for all periods, though it underperformed the benchmark for those periods. The Board also considered that JPMorgan began sub-advising the Fund in April 2007. In light of this, the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements and to allow JPMorgan more time to develop a performance record.

JNL/Lazard Emerging Markets Fund. The Board considered that the Fund outperformed the benchmark and Lipper peer group for the one-year period. The Fund outperformed the benchmark and underperformed the peer group since inception. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Lazard Mid Cap Equity Fund. The Board considered the Fund outperformed the benchmark and underperformed the Lipper peer group for the one-year period. The Fund underperformed its benchmark and Lipper peer group for the five-year period, but outperformed its benchmark for the ten-year period. In light of the Fund’s objective of long-term capital appreciation and its competitive performance record for the ten-year period, the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management S&P 500 Index Fund. The Board considered that, while the Fund underperformed its peer group for the one- and five-year periods and since inception, the Fund’s gross of fees performance was generally consistent with its benchmark for each of those periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management S&P 400 MidCap Index Fund. The Board considered that, while the Fund underperformed its peer group for the one- and five-year periods and since inception, the Fund’s gross of fees performance was generally consistent with its benchmark for each of those periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management Small Cap Index Fund. The Board considered that, while the Fund underperformed the peer group and its benchmark for the one- and five-year periods, the Fund’s gross of fees performance was generally consistent with its benchmark for each of those periods. The Fund outperformed the peer group and underperformed its benchmark since inception. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management International Index Fund. The Board considered that the Fund outperformed its benchmark for the one-year period and underperformed its benchmark for the five-year period and since inception. The Fund’s gross of fees performance was generally consistent with its benchmark for all periods presented. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management Bond Index Fund. The Board considered that the Fund underperformed its benchmark and Lipper peer group for the one- and five-year periods and since inception. The Fund’s gross of fees performance was generally consistent with its benchmark for the five-year period and since inception. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management 10 x 10 Fund and JNL/Mellon Capital Management Index 5 Fund. The Board considered that each Fund outperformed its peer group and its benchmark for the one-year period and since inception. The Board concluded that it would be in the best interests of each Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management European 30 Fund and JNL/Mellon Capital Management Pacific Rim 30 Fund. The Board did not consider comparative investment information for these Funds because neither of the Funds had a full year of performance for the period considered by the Board. The Board considered the hypothetical performance presented for similarly managed strategies significantly outperformed their benchmarks for the one-, five-, and ten- -year periods as of December 31, 2007. The Board concluded that it would be in the best interests of the Funds and their shareholders to renew the Agreements.

JNL/Oppenheimer Global Growth Fund. The Board considered that the Fund underperformed the peer group for the one- and five-year periods and outperformed the peer group since inception. The Board also considered that the Fund underperformed its benchmark for the one-year period and outperformed its benchmark for the five-year period and since inception. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/PAM Asia ex-Japan Fund. The Board considered that the Fund underperformed its peer group and outperformed its benchmark for the one-year period and outperformed its benchmark since inception. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/PAM China-India Fund. The Board considered that the Fund underperformed its peer group and outperformed its composite index for the one-year period and outperformed the composite index since inception. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/PIMCO Real Return Fund. Noting that the Fund commenced operations in January 2007, the Board considered that the Fund underperformed its peer group and its benchmark for the one-year period and since inception. The Board concluded that, given the relatively short operating history of the Fund, it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/PIMCO Total Return Bond Fund. The Board considered that the Fund outperformed the peer group and underperformed its benchmark for the one-, five- and ten-year periods. In particular, the Board noted that the Fund ranked in the top percentile of its Lipper peer group for the ten-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/PPM America Core Equity Fund. The Board considered that the Fund underperformed the peer group and its benchmark for the one- and five-year periods and underperformed the benchmark for the ten-year period. The Board also noted that JNAM has proposed a merger of this Fund into another fund of the JNL Series Trust effective September 28, 2009. In light of this, the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/PPM America High Yield Bond Fund. The Board considered that the Fund underperformed the peer group and its benchmark for the one-, five-, and ten-year periods. The Board also noted that PPM America, Inc. has only been the sub-adviser for this Fund since April 2007. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements, and allow PPM America more time to develop its performance record.

JNL/PPM America Mid Cap Value Fund and JNL/PPM America Small Cap Value Fund. Noting that the Funds commenced operations in March 2008, the Board considered that the Funds underperformed each peer group and each benchmark since inception. The Board concluded that it would be in the best interests of each Fund and its shareholders to renew the Agreements, and to allow PPM America more time to develop its performance record.

JNL/PPM America Value Equity Fund. The Board considered that the Fund underperformed the peer group and its benchmark for the one-, five-, and ten-year periods. The Board also noted that PPM America, Inc. has only been the sub-adviser for this Fund since January 2007. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements, and to allow PPM America more time to develop its performance record.

JNL/Select Balanced Fund. The Board considered that the Fund outperformed its peer group and primary benchmark for the one-, five-, and ten-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Select Money Market Fund. The Board considered that the Fund outperformed its peer group for the one-year period, but underperformed its peer group for the five- and ten-year periods. The Board also considered that the Fund outperformed its benchmark for the one-year period and underperformed its benchmark for the five- and ten-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Select Value Fund. The Board considered that the Fund outperformed the peer group and its benchmark for the one- and five-year periods and since inception. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/T. Rowe Price Established Growth Fund. The Board considered that the Fund underperformed the peer group and its benchmark for the one- and five-year periods and outperformed the peer group and its benchmark for the ten-year period. The Board also noted that the current portfolio manager began managing the Fund in October 2007. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements, and to allow the portfolio manager more time to develop a performance record.

JNL/T. Rowe Price Mid-Cap Growth Fund. The Board considered that the Fund outperformed its primary benchmark for the five-year period and underperformed its primary benchmark for the one- and ten-year periods. However, the Fund outperformed its secondary benchmark for all periods presented. The Fund also outperformed the Lipper peer group for all periods presented. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/T. Rowe Price Value Fund. The Board considered that the Fund underperformed the peer group for the one- and five-year periods and since inception and outperformed the peer group for the five-year period. The Board also considered that the Fund underperformed its benchmark for the one- and five-year periods and outperformed its benchmark since inception. The Board also noted the Adviser’s assertion that the portfolio management team believes their proven approach remains valid and will ultimately reward those willing to make investments in fundamentally sound companies during times of uncertainty and stress. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, and JNL/S&P Total Yield Fund. The Board considered that each Fund outperformed the peer group and benchmark for the one-year period. Each Fund underperformed its custom benchmark for the one-year period. The Board concluded that it would be in the best interests of each Fund and its shareholders to renew the Agreements.

JNL/S&P 4 Fund. The Board considered that the Fund outperformed its peer group and its benchmark for the one-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/S&P Disciplined Growth Fund. Noting that the Fund commenced operations in January 2007, the Board considered that the Fund underperformed the peer group and its blended benchmark for the one-year period. The Board also noted that the blended benchmark does not include an allocation to an international equity index. Therefore, international exposure is not being captured in the benchmark and contributed to underperformance. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements and would be prudent to allow the Fund more time to develop a track record.

JNL/S&P Disciplined Moderate Fund and JNL/S&P Disciplined Moderate Growth Fund. Noting that each Fund commenced operations in January 2007, the Board considered that each Fund underperformed the peer group for the one-year period and outperformed the peer group since inception. Each Fund underperformed its blended benchmark for the one-year period. The Board also noted that the blended benchmark for each Fund does not include an allocation to an international equity index. Therefore, international exposure is not being captured in the benchmark and contributed to underperformance. The Board concluded that it would be in the best interests of each Fund and its shareholders to renew the Agreements and would be prudent to allow the Fund more time to develop a track record.

JNL/S&P Managed Conservative Fund. The Board considered that the Fund outperformed the peer group for the one-year period and since inception. The Fund underperformed its blended benchmark for the one-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/S&P Managed Moderate Fund. The Board considered that the Fund underperformed the peer group and its blended benchmark for the one-year period and outperformed the peer group since the Fund’s inception in October 2004. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/S&P Managed Moderate Growth Fund. The Board considered that the Fund underperformed the peer group for the one-year period, though it outperformed the peer group for the five- and ten-year periods. In addition, the Board considered that the Fund underperformed its blended benchmark for the one-and five-year periods, but outperformed its blended benchmark for the ten-year period. The Board also considered the Adviser’s assertion that, because the blended benchmark does not include an allocation to an international equity index, international exposure is not captured within the benchmark, which contributed to the Fund’s underperformance for the one- and five-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/S&P Managed Growth Fund. The Board considered that the Fund underperformed the peer group and its blended benchmark for the one-year period. The Fund outperformed its blended benchmark for the five- and ten-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/S&P Managed Aggressive Growth Fund. The Board considered that the Fund underperformed the peer group and its blended benchmark for the one-year period, but outperformed its blended benchmark for the five- and ten-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/S&P Retirement Income Fund. The Board considered that the Fund underperformed the peer group and its blended benchmark for the one-year period. The Board also noted that JNAM has proposed a merger of this Fund into another fund of the JNL Series Trust effective September 28, 2009. In light of this, the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/S&P Retirement 2015 Fund. The Board considered that the Fund underperformed the peer group and its blended benchmark for the one-year period. The Board also noted that JNAM has proposed a merger of this Fund into another fund of the JNL Series Trust effective September 28, 2009. In light of this, the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/S&P Retirement 2020 Fund. The Board considered that the Fund outperformed the peer group and underperformed its blended benchmark for the one-year period. The Board also noted that JNAM has proposed a merger of this Fund into another fund of the JNL Series Trust effective September 28, 2009. In light of this, the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/S&P Retirement 2025 Fund. The Board considered that the Fund underperformed the peer group and its blended benchmark for the one-year period. The Board also noted that JNAM has proposed a merger of this Fund into another fund of the JNL Series Trust effective September 28, 2009. In light of this, the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

New Funds (JNL Series Trust):

JNL/Ivy Asset Strategy Fund. The Board considered the performance presented for a similarly managed strategy significantly outperformed its primary benchmark for the three- and five-year periods and since inception. The strategy underperformed its primary benchmark for the one-year period. The Board concluded it would be in the best interests of the Fund and its shareholders to approve the Agreements.

JNL/Mellon Capital Management Global Alpha Fund. The Board considered the hypothetical performance presented for a similarly managed strategy significantly outperformed its benchmark for the three-, five-, and seven-year periods ended March 31, 2009. The Board concluded it would be in the best interests of the Fund and its shareholders to approve the Agreements.

Existing Funds - JNL Variable Fund LLC:

JNL/Mellon Capital Management DowSM 10 Fund. The Board considered that the Fund underperformed the peer group, its custom benchmark and its primary benchmark for the one- and five-year periods. The Board noted, however, that despite the recent underperformance versus the benchmarks, the Adviser asserted that the Fund is managed in a manner consistent with its investment strategy and expectations are in-line with its custom benchmark (before fund expenses and/or rebalance costs). The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management S&P® 10 Fund. The Board considered that the Fund underperformed the peer group for the one-year period, but outperformed the peer group for the five-year period. The Board also considered that the Fund outperformed its custom benchmark for the one-year period. The Fund underperformed its primary benchmark for the one-year period and performed consistently with its primary benchmark for the five-year period. The Board noted the Adviser’s assertion that the Fund is managed in a manner consistent with its investment strategy and expectations are in-line with its custom benchmark (before fund expenses and/or rebalance costs). The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management Global 15 Fund. The Board considered that the Fund underperformed the peer group and its primary benchmark for the one-year period and outperformed its primary benchmark for the five-year period. The Fund underperformed the peer group for the five-year period. The Board also considered that the Fund underperformed its custom benchmark for the one-year period. The Board noted the Adviser’s assertion that the Fund is managed in a manner consistent with its investment strategy and expectations are in-line with its custom benchmark (before fund expenses and/or rebalance costs). The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management 25 Fund. The Board considered that the Fund outperformed the peer group for the one-year period. The Fund underperformed its custom benchmark for the one-year period and underperformed its primary benchmark for all periods presented. However, the Fund outperformed its secondary benchmark for the one-year period and since inception. The Board noted that the Adviser’s assertion that the Fund is managed in a manner consistent with its investment strategy and expectations are in-line with its custom benchmark (before fund expenses and/or rebalance costs). The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management Select Small Cap Fund. The Board considered that the Fund underperformed the peer group, primary benchmark and its custom benchmark for the one- and five-year periods. The Fund outperformed its primary benchmark and the peer group since inception. The Board noted that the Adviser’s assertion that the Fund is managed in a manner consistent with its investment strategy and expectations are in-line with its custom benchmark (before fund expenses and/or rebalance costs). The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management Nasdaq® 25 Fund. The Board considered that the Fund underperformed the peer group and custom benchmark and outperformed its primary benchmark for the one-year period. The Fund underperformed the peer group and primary benchmark since inception. The Board noted the Adviser’s assertion that the Fund is managed in a manner consistent with its investment strategy and expectations are in-line with its custom benchmark (before fund expenses and/or rebalance costs). The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management Value Line® 30 Fund. The Board considered that the Fund underperformed the peer group and its primary benchmark for the one-year period. The Fund outperformed its custom benchmark for the one-year period. The Fund also outperformed its primary benchmark and peer group since inception. The Board noted the Adviser’s assertion that the Fund is managed in a manner consistent with its investment strategy and expectations are in-line with its custom benchmark (before fund expenses and/or rebalance costs). The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management DowSM Dividend Fund. The Board considered that the Fund underperformed the peer group and both its primary and custom benchmarks for the one-year period and since inception. The Board noted that the Adviser’s assertion that the Fund is managed in a manner consistent with its investment strategy and expectations are in-line with its custom benchmark (before fund expenses and/or rebalance costs). The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management S&P® 24 Fund. The Board considered that the Fund outperformed the peer group and its primary benchmark for the one-year period and since inception. The Board noted the Adviser’s assertion that the Fund is managed in a manner consistent with its investment strategy and expectations are in-line with its custom benchmark (before fund expenses and/or rebalance costs). The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management JNL 5 Fund. The Board considered that the Fund underperformed the peer group and both its primary and custom benchmarks for the one-year period and since inception. The Board noted the Adviser’s assertion that the Fund is managed in a manner consistent with its investment strategy and expectations are in-line with its custom benchmark (before fund expenses and/or rebalance costs). The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management VIP Fund. The Board considered that the Fund underperformed the peer group and its primary benchmark for the one-year period. The Fund underperformed its custom benchmark for the one-year period. In addition, the Fund outperformed its primary benchmark since inception, but underperformed its custom benchmark and peer group for the same period. The Board noted the Adviser’s assertion that the Fund is managed in a manner consistent with its investment strategy and expectations are in-line with its custom benchmark (before fund expenses and/or rebalance costs). The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management JNL Optimized 5 Fund. The Board considered that the Fund underperformed the peer group and outperformed its custom benchmark for the one-year period and underperformed both the peer group and its custom benchmark since inception. The Board noted the Adviser’s assertion that the Fund is managed in a manner consistent with its investment strategy and expectations are in-line with its custom benchmark (before fund expenses and/or rebalance costs). The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management S&P® SMid 60 Fund. The Board considered that the Fund outperformed the peer group and its benchmarks for the one-year period. The Fund underperformed its custom benchmark for the one-year period. The Fund outperformed the peer group and underperformed its benchmarks since inception. The Board noted the Adviser’s assertion that the Fund is managed in a manner consistent with its investment strategy and expectations are in-line with its custom benchmark (before fund expenses and/or rebalance costs). The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management NYSE® International 25 Fund. The Board considered that the Fund underperformed the peer group and outperformed its custom benchmark for the one-year period. The Fund outperformed both the peer group and its custom benchmark since inception. The Board noted the Adviser’s assertion that the Fund is managed in a manner consistent with its investment strategy and expectations are in-line with its custom benchmark (before fund expenses and/or rebalance costs). The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management Communications Sector Fund. The Board considered that the Fund underperformed the peer group for the one-year period and outperformed the peer group for the five-year period. The Board also considered that the Fund underperformed its benchmark for the one-and five-year periods, but performed consistently with its benchmark since inception. The

Board also considered that the Fund’s investment in certain securities was constrained while the benchmark was not subject to such a limitation. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management Consumer Brands Sector Fund. The Board considered that the Fund underperformed the peer group and its benchmark for the one- and five-year periods. However, the Fund outperformed its benchmark since inception and the Fund’s gross of fees performance was generally consistent with its benchmark for the one- and five-year periods. The Board also considered that, given the investment focus of this Fund, the benchmark represented a better comparative measure of performance. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management Financial Sector Fund. The Board considered that the Fund underperformed the peer group for the one- and five-year periods. The Board also considered that the Fund’s gross of fees performance was generally consistent with its benchmark for the one- and five-year periods and since inception. The Board considered that, given the investment focus of this Fund, the benchmark represented a better comparative measure of performance. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management Healthcare Sector Fund. The Board considered that the Fund underperformed its benchmark for the one- and five-year periods, but the Fund’s gross of fees performance was generally consistent with its benchmark for those periods. The Board also considered that the Fund outperformed the peer group for the one-year and five-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management Oil & Gas Sector Fund. The Board considered that the Fund underperformed the peer group and its benchmark for the one-year period and outperformed the peer group for the five-year period. The Fund underperformed its benchmark for the five-year period, but outperformed its benchmark since inception. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management Technology Sector Fund. The Board considered that the Fund underperformed its peer group and its benchmark for the one- and five-year periods and since inception, however, the Fund performed satisfactorily against the benchmark despite being limited by diversification requirements under both securities and tax laws. In addition, the Fund’s gross of fees performance was generally consistent with its benchmark for the same periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

Costs of Services

The Board reviewed the fees to be paid to JNAM and each Fund’s Sub-Adviser. For each Fund, the Board reviewed fee and expense information as compared to that of comparable funds managed by other advisers. The Board also noted that JNAM does not manage any institutional accounts with which Funds’ fees could be compared. Using information provided by an independent data service, the Board evaluated each Fund’s proposed advisory fees compared to the average advisory fees for other funds similar in size, character and investment strategy (the “peer group”). While the Board also considered each Fund’s proposed sub-advisory fee and compared that to the average sub-advisory fee of the peer group, the Board noted that each Fund’s sub-advisory fee would be paid by JNAM (not the Fund) and, therefore, would be neither a direct shareholder expense nor a direct influence on a Fund’s total expense ratio.

Further detail considered by the Board regarding the advisory and sub-advisory fees of each Fund is set forth below:

JNL Series Trust - Existing Funds:

JNL/AIM Global Real Estate Fund. The Board considered that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/AIM International Growth Fund. The Board considered that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/AIM Large Cap Growth Fund. The Board considered that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/AIM Small Cap Growth Fund. The Board considered that the Fund’s advisory and sub-advisory fees are higher than the respective peer group averages. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The

Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/Capital Guardian Global Balanced Fund. The Board considered that the Fund’s advisory and sub-advisory fees are higher than the respective peer group averages. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/Capital Guardian Global Diversified Research Fund. The Board considered that the Fund’s advisory fee is slightly lower and sub-advisory fees are higher than the respective peer group averages. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/Capital Guardian International Small Cap Fund. The Board considered that the Fund’s advisory and sub-advisory fees are higher than the respective peer group averages. The Board noted that the Fund’s total expense ratio is slightly lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/Capital Guardian U.S. Growth Equity Fund. The Board considered that the Fund’s advisory fee is higher and sub-advisory fees are slightly lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is equal to that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/Credit Suisse Global Natural Resources Fund. The Board considered that the Fund’s advisory fee is lower than and sub-advisory fees are equal to the respective peer group averages. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/Credit Suisse Long/Short Fund. The Board considered that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/Eagle Core Equity Fund. The Board considered that the Fund’s advisory and sub-advisory fees are higher than the respective peer group averages. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/Eagle SmallCap Equity Fund. The Board considered that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/Franklin Templeton Founding Strategy Fund. The Board considered that the Fund has no advisory or sub-advisory fees. The Board noted that the Fund’s total expense ratio is higher than that of the peer group average. However, the Board also noted that the Fund’s total expense ratio, excluding underlying fund expenses, is lower than that of the peer group average and each of the underlying funds is subject to individual analysis for purposes of contract approval. The Board concluded that the total expenses are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/Franklin Templeton Global Growth Fund. The Board considered that the Fund’s advisory fees are lower than the peer group average and sub-advisory fees are higher than the peer group average. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/Franklin Templeton Income Fund. The Board considered that the Fund’s advisory and sub-advisory fees are higher than the peer group average. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/Franklin Templeton Mutual Shares Fund. The Board considered that the Fund’s advisory and sub-advisory fees are higher than the peer group average. The Board noted that the Fund’s total expense ratio is slightly higher than that of the peer group average. The Board noted that the strategy offered by Franklin Mutual Advisers, LLC is offered to relatively few sub-advised funds, all with essentially identical sub-adviser fee schedules. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/Franklin Templeton Small Cap Value Fund. The Board considered that the Fund’s advisory and sub-advisory fees are higher than the respective peer group averages. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/Goldman Sachs Core Plus Bond Fund. The Board considered that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/Goldman Sachs Emerging Markets Debt Fund. The Board considered that the Fund’s advisory and sub-advisory fees are higher than the respective peer group averages. The Board noted that the Fund’s total expense ratio is slightly higher than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/Goldman Sachs Mid Cap Value Fund. The Board considered that the Fund’s advisory and sub-advisory fees are higher than the respective peer group averages. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/Goldman Sachs Short Duration Bond Fund. The Board considered that the Fund’s advisory fees are lower than the peer group average. The Board noted that the Fund is the only fund in the peer group that currently has a sub-adviser. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided. The Board noted that JNAM proposed a sub-adviser change for this Fund effective September 28, 2009.

JNL/JPMorgan International Value Fund. The Board considered that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/JPMorgan Midcap Growth Fund. The Board considered that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/JPMorgan U.S. Government & Quality Bond Fund. The Board considered that the Fund’s advisory fees are lower than the peer group average and sub-advisory fees are slightly higher than the peer group average. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/Lazard Emerging Markets Fund. The Board considered that the Fund’s advisory and sub-advisory fees are lower than the peer group average. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/Lazard Mid Cap Equity Fund. The Board considered that the Fund’s advisory fees are lower than the peer group average and sub-advisory fees are higher than the peer group average. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/Mellon Capital Management 10 x 10 Fund. The Board considered that the Fund has no advisory or sub-advisory fees. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the total expenses are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/Mellon Capital Management Index 5 Fund. The Board considered that the Fund has no advisory or sub-advisory fees. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the total expenses are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/Mellon Capital Management S&P 500 Index Fund. The Board considered that the Fund’s advisory fees and sub-advisory fees are higher than the peer group average. The Board noted that the Fund’s total expense ratio is slightly higher than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/Mellon Capital Management S&P 400 MidCap Index Fund. The Board considered that the Fund’s advisory fees are slightly higher than the peer group average and sub-advisory fees are lower than the peer group average. The Board noted that the Fund’s total expense ratio is consistent with the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/Mellon Capital Management Small Cap Index Fund. The Board considered that the Fund’s advisory fees and the sub-advisory fees are lower than the peer group average. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/Mellon Capital Management International Index Fund. The Board considered that the Fund’s advisory fees and the sub-advisory fees are lower than the peer group average. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/Mellon Capital Management Bond Index Fund. The Board considered that the Fund’s advisory fees are higher than the peer group average and the sub-advisory fees are slightly lower than the peer group average. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/Mellon Capital Management European 30 Fund. The Board considered that the Fund’s advisory fees and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/Mellon Capital Management Pacific Rim 30 Fund. The Board considered that the Fund’s advisory fees and the sub-advisory fees are lower than the peer group average. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/Oppenheimer Global Growth Fund. The Board considered that the Fund’s advisory fees and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/PAM Asia ex-Japan Fund. The Board considered that the Fund’s advisory fees are higher than the respective peer group averages and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is slightly higher than the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/PAM China-India Fund. The Board considered that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is lower than the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/PIMCO Real Return Fund. The Board considered that the Fund’s advisory and sub-advisory fees are higher than the respective peer group averages. The Board noted that the Fund’s total expense ratio is equal to that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/PIMCO Total Return Bond Fund. The Board considered that the Fund’s advisory fees are equal to that of the peer group average and sub-advisory fees are higher than the peer group average. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/PPM America Core Equity Fund. The Board considered that the Fund’s advisory fees are higher than the respective peer group averages and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is lower than the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided. The Board noted that JNAM proposed a merger for this Fund effective September 28, 2009.

JNL/PPM America High Yield Bond Fund. The Board considered that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/PPM America Mid Cap Value Fund. The Board considered that the Fund’s advisory fees are higher than the respective peer group averages and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is lower than the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/PPM America Small Cap Value Fund. The Board considered that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is lower than the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/PPM America Value Equity Fund. The Board considered that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is lower than the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/Select Balanced Fund. The Board considered that the Fund’s advisory fees and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/Select Money Market Fund. The Board considered that the Fund’s advisory fees and sub-advisory fees are lower than the peer group average. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/Select Value Fund. The Board considered that the Fund’s advisory fees and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/T. Rowe Price Established Growth Fund. The Board considered that the Fund’s advisory fees are lower than the peer group average and sub-advisory fees are higher than the peer group average. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/T. Rowe Price Mid-Cap Growth Fund. The Board considered that the Fund’s advisory fees are slightly lower than the peer group average and sub-advisory fees are higher than the peer group average. The Board noted that the Fund’s total expense ratio is slightly lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/T. Rowe Price Value Fund. The Board considered that the Fund’s advisory fees are lower than the peer group average and sub-advisory fees are higher than the peer group average. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/S&P Competitive Advantage Fund. The Board considered that the Fund’s advisory fees are higher than the peer group average and the sub-advisory fees are equal to the peer group average. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/S&P Dividend Income & Growth Fund. The Board considered that the Fund’s advisory fees are lower than the peer group average and the sub-advisory fees are higher than the peer group average. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/S&P Intrinsic Value Fund. The Board considered that the Fund’s advisory fees are higher than the peer group average and the sub-advisory fees are equal to the peer group average. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/S&P Total Yield Fund. The Board considered that the Fund’s advisory fees are slightly lower than the peer group average and the sub-advisory fees are lower than the peer group average. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/S&P 4 Fund. The Board considered that the Fund has no advisory or sub-advisory fees. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the total expenses are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/S&P Managed Conservative Fund. The Board considered that the Fund’s advisory fees and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is higher than that of the peer group average. However, the Board also noted that the Fund’s total expense ratio, excluding underlying fund expenses, is lower than that of the peer group average and each of the underlying funds is subject to individual analysis for purposes of contract approval. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/S&P Managed Moderate Fund. The Board considered that the Fund’s advisory fees and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is higher than that of the peer group average. However, the Board also noted that the Fund’s total expense ratio, excluding underlying fund expenses, is lower than that of the peer group average and each of the underlying funds is subject to individual analysis for purposes of contract approval. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/S&P Managed Moderate Growth Fund. The Board considered that the Fund’s advisory fees and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is higher than the peer group average. In addition, the Board also noted that the Fund’s total expense ratio, excluding underlying fund expenses, is lower than that of the peer group average and each of the underlying funds is subject to individual analysis for purposes of contract approval. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/S&P Managed Growth Fund. The Board considered that the Fund’s advisory fees and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is higher than that of the peer group average. However, the Board also noted that the Fund’s total expense ratio, excluding underlying fund expenses, is lower than that of the peer group average and each of the underlying funds is subject to individual analysis for purposes of contract approval. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/S&P Managed Aggressive Growth Fund. The Board considered that the Fund’s advisory fees and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is higher than that of the peer group average. However, the Board also noted that the Fund’s total expense ratio, excluding underlying fund expenses, is lower than that of the peer group average and each of the underlying funds is subject to individual analysis for purposes of contract approval. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/S&P Retirement Income Fund. The Board considered that the Fund’s advisory fees are lower than the respective peer group averages and sub-advisory fees are slightly higher than the respective peer group averages. The Board noted that the Fund’s total expense ratio is higher than that of the peer group average. However, the Board also noted that the Fund’s total expense ratio, excluding underlying fund expenses, is lower than that of the peer group average and each of the underlying funds is subject to individual analysis for purposes of contract approval. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/S&P Retirement 2015 Fund. The Board considered that the Fund’s advisory fees and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is higher than that of the peer group average. The Board also noted that the Fund’s total expense ratio, excluding underlying fund expenses, is lower than that of the peer group average and each of the underlying funds is subject to individual analysis for purposes of contract approval. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/S&P Retirement 2020 Fund. The Board considered that the Fund’s advisory fees and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is higher than that of the peer group average. The Board also noted that the Fund’s total expense ratio, excluding underlying fund expenses, is lower than that of the peer group average and each of the underlying funds is subject to individual analysis for purposes of contract approval. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/S&P Retirement 2025 Fund. The Board considered that the Fund’s advisory fees are lower than the respective peer group averages and sub-advisory fees are slightly higher than the respective peer group averages. The Board noted that the Fund’s total expense ratio is higher than that of the peer group average. The Board also noted that the Fund’s total expense ratio, excluding underlying fund expenses, is lower than that of the peer group average and each of the underlying funds is subject to individual analysis for purposes of contract approval. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/S&P Disciplined Growth Fund. The Board considered that the Fund’s advisory fees and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/S&P Disciplined Moderate Fund. The Board considered that the Fund’s advisory fees and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/S&P Disciplined Moderate Growth Fund. The Board considered that the Fund’s advisory fees and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL Series Trust - New Funds:

JNL/Ivy Asset Strategy Fund. The Board considered that the Fund’s advisory fees are equal to the respective peer group averages and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s estimated total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/Mellon Capital Management Global Alpha Fund. The Board considered that the Fund’s advisory fees and sub-advisory fees are higher than the respective peer group averages. The Board noted that the Fund’s estimated total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its potential shareholders in light of the services to be provided.

JNL Variable Fund LLC - Existing Funds:

JNL/Mellon Capital Management DowSM 10 Fund. The Board considered that the Fund’s advisory fees and sub-advisory fees are lower than the peer group average. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/Mellon Capital Management S&P® 10 Fund. The Board considered that the Fund’s advisory fees are higher than the peer group average and the sub-advisory fees are lower than the peer group average. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/Mellon Capital Management Global 15 Fund. The Board considered that the Fund’s advisory fees and the sub-advisory fees are lower than the peer group average. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/Mellon Capital Management 25 Fund. The Board considered that the Fund’s advisory and sub-advisory fees are lower than the peer group average. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/Mellon Capital Management Select Small Cap Fund. The Board considered that the Fund’s advisory fees and the sub-advisory fees are lower than the peer group average. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/Mellon Capital Management Nasdaq® 25 Fund. The Board considered that the Fund’s advisory fees and the sub-advisory fees are lower than the peer group average. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/Mellon Capital Management Value Line® 30 Fund. The Board considered that the Fund’s advisory fees are equal to the peer group average and the sub-advisory fees are lower than the peer group average. While the Fund’s total expense ratio is higher than the peer group average (partially due to the license fee paid to Value Line), JNAM believes the Fund’s total expense ratio is consistent with other multi-cap growth funds not included in the peer group by Lipper (due to the size of the comparable funds). The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/Mellon Capital Management DowSM Dividend Fund. The Board considered that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/Mellon Capital Management S&P® 24 Fund. The Board considered that the Fund’s advisory fees and the sub-advisory fees are lower than the peer group average. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/Mellon Capital Management JNL 5 Fund. The Board considered that the Fund’s advisory fees and the sub-advisory fees are lower than the peer group average. The Board noted that the Fund’s total expense ratio is slightly higher than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/Mellon Capital Management VIP Fund. The Board considered that the Fund’s advisory fees are slightly higher than the peer group average and the sub-advisory fees are lower than the peer group average. The Board noted that the Fund’s total expense ratio is slightly higher than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/Mellon Capital Management JNL Optimized 5 Fund. The Board considered that the Fund’s advisory fees and the sub-advisory fees are lower than the peer group average. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/Mellon Capital Management S&P® SMid 60 Fund. The Board considered that the Fund’s advisory fees are higher than the peer group average and the sub-advisory fees are lower than the peer group average. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/Mellon Capital Management NYSE® International 25 Fund. The Board considered that the Fund’s advisory fees are higher than the peer group average and the sub-advisory fees are lower than the peer group average. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/Mellon Capital Management Communications Sector Fund. The Board considered that the Fund’s advisory fees and the sub-advisory fees are lower than the peer group average. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/Mellon Capital Management Consumer Brands Sector Fund. The Board considered that the Fund’s advisory fees and the sub-advisory fees are lower than the peer group average. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/Mellon Capital Management Financial Sector Fund. The Board considered that the Fund’s advisory fees and the sub-advisory fees are lower than the peer group average. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/Mellon Capital Management Healthcare Sector Fund. The Board considered that the Fund’s advisory fees and the sub-advisory fees are lower than the peer group average. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/Mellon Capital Management Oil & Gas Sector Fund. The Board considered that the Fund’s advisory fees and the sub-advisory fees are lower than the peer group average. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

JNL/Mellon Capital Management Technology Sector Fund. The Board considered that the Fund’s advisory fees and the sub-advisory fees are lower than the peer group average. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average. The Board concluded that the advisory and sub-advisory fees are fair, reasonable and in the best interest of the Fund and its shareholders in light of the services to be provided.

Economies of Scale

The Board considered whether each Fund’s proposed advisory fee reflects the potential for economies of scale for the benefit of Fund shareholders. Based on information provided by JNAM, the Board noted that the fee arrangement for each Fund, with the exception of the JNL/PIMCO Total Return Bond Fund, contains breakpoints that decrease the fee rate as assets increase. The Board concluded that the advisory fees in some measure share economies of scale with shareholders. The Board noted that total expenses are lower than those of the peer group for the JNL/PIMCO Total Return Bond Fund.

Other Benefits to JNAM and the Sub-Advisers

In evaluating the benefits that may accrue to JNAM through its relationship with the Funds, the Board noted that JNAM and certain of its affiliates would serve the Funds in various capacities, including as adviser, administrator, transfer agent and distributor, and receive compensation from the Funds in connection with providing services to the Funds. The Board considered that each service to be provided to the Funds by JNAM or one of its affiliates would be pursuant to a written agreement, which the Board would evaluate periodically as required by law. The Board also noted that certain sub-advisers would pay for portions of meetings organized by the Funds’ distributor to educate wholesalers about the Fund(s) that each of those sub-advisers would manage. The Board considered JNAM’s assertion that those meetings would not yield a profit to the Funds’ distributor, sub-advisers would not be required to participate in the meetings and recommendations to hire or fire sub-advisers would not be influenced by a sub-adviser’s willingness to participate in the meetings. In addition, certain affiliates of the sub-advisers participate in the sale of funds or insurance contracts and are compensated by the Funds’ distributor for its activities, in addition to payments for marketing and conferences. Also, certain affiliates of JNAM participate in the sale of shares of retail mutual funds advised by certain sub-advisers and other unaffiliated entities and receive selling and other compensation from them in connection with those activities. The Board reviewed the monetary values of these transactions. Lastly, certain affiliates of JNAM may receive benefits under the federal income tax laws with respect to tax deductions and credits.

In evaluating the benefits that may accrue to the sub-advisers through their relationship with the Fund(s), the Board noted that each sub-adviser may receive indirect benefits in the form of soft dollar arrangements for portfolio securities trades placed with the Funds’ assets and may also develop additional investment advisory business with JNAM, the Funds or other clients of the sub-adviser as a result of its relationship with the Fund(s). Further, the Board considered that in the case of Mellon Capital Management Corporation (“Mellon”), affiliates serve as the custodian and the securities lending agent for the Funds of the JNL Series Trust, JNL Variable Fund LLC, and the JNL Investors Series Trust. The Board considered that each service to be provided to the Funds by the Mellon affiliates would be pursuant to a written agreement, which the Board would evaluate periodically as required by law. In addition, the Board noted that the Board approved J.P. Morgan Chase Bank, N.A. as the Funds’ custodian and securities lending agent for the Funds of the JNL Series Trust, JNL Variable Fund LLC, and the JNL Investors Series Trust, effective August 31, 2009.

JNL Series Trust

JNL Variable Fund LLC

One Corporate Way

Lansing, MI 48951

VADV6413 06/09

Item 2. Code of Ethics.

Not applicable to the semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to the semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to the semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)        Below is a Schedule I – Investments in securities of unaffiliated issuers for the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund for which a summary schedule of investments was provided in the Semi-Annual Report (Unaudited) for the period ended June 30, 2009, pursuant to §210.1212 of Regulation S-X.

JNL Variable Fund LLC (Unaudited)
Schedules of Investments (in thousands)
June 30, 2009

	Shares	Value
JNL/Mellon Capital Management JNL 5 Fund
COMMON STOCKS - 100.5%
CONSUMER DISCRETIONARY - 19.6%
AutoZone Inc. (b) (c)	444	$ 67,025
Buffalo Wild Wings Inc. (b) (c)	173	5,627
Fred’s Inc. (b)	389	4,899
GKN Plc (b)	29,654	60,495
H&R Block Inc.	2,737	47,160
HOT Topic Inc. (b) (c)	426	3,117
International Game Technology	2,093	33,277
ITV Plc	72,511	41,753
Jo-Ann Stores Inc. (c)	245	5,057
Ladbrokes Plc	15,544	47,054
Leggett & Platt Inc. (b)	1,632	24,857
Limited Brands Inc. (b)	2,471	29,578
Macy’s Inc. (b)	2,396	28,172
Mattel Inc.	1,549	24,855
Monro Muffler Inc. (b)	180	4,628
National Presto Industries Inc.	64	4,906
Nordstrom Inc. (b)	1,869	37,178
PetMed Express Inc. (b) (c)	222	3,342
Rent-A-Center Inc. (c)	636	11,348
Sherwin-Williams Co. (b)	1,039	55,841
Starwood Hotels & Resorts Worldwide Inc. (b)	1,390	30,859
Steven Madden Ltd. (c)	169	4,307
Wet Seal Inc. (b) (c)	922	2,830
		578,165
CONSUMER STAPLES - 11.4%
Cal-Maine Foods Inc. (b)	209	5,204
Diamond Foods Inc. (b)	154	4,284
General Mills Inc.	1,020	57,158
J&J Snack Foods Corp.	173	6,196
Kraft Foods Inc. - Class A	2,311	58,550
Kroger Co.	2,355	51,924
Lance Inc. (b)	304	7,042
Lorillard Inc.	440	29,838
Nash Finch Co. (b)	118	3,190
Philip Morris International Inc.	570	24,856
Prestige Brands Holdings Inc. (c)	477	2,935
Spartan Stores Inc. (b)	210	2,602
SUPERVALU Inc. (b)	1,699	21,998
TreeHouse Foods Inc. (b) (c)	299	8,588
Wal-Mart Stores Inc.	1,107	53,628
		337,993
ENERGY - 2.3%
Clayton Williams Energy Inc. (b) (c)	115	2,164
Spectra Energy Corp.	1,574	26,625
Teekay Corp.	1,261	26,526
VAALCO Energy Inc. (c)	549	2,324

World Fuel Services Corp. (b)	279	11,520
		69,159
FINANCIALS - 15.2%
Amerisafe Inc. (b) (c)	179	2,779
BancFirst Corp.	141	4,881
Bank Mutual Corp.	440	3,837
Bank of America Corp.	7,344	96,935
Bank of the Ozarks Inc. (b)	158	3,410
Berkshire Hills Bancorp Inc.	112	2,320
BOC Hong Kong Holdings Ltd.	36,501	63,959
Brookline Bancorp Inc.	565	5,265
Chemical Financial Corp. (b)	229	4,555
Community Bank System Inc. (b)	316	4,595
Community Trust Bancorp Inc.	140	3,758
CVB Financial Corp. (b)	808	4,823
EZCORP Inc. - Class A (b) (c)	380	4,100
Financial Federal Corp.	249	5,124
First Bancorp Inc. (b)	885	3,497
First Cash Financial Services Inc. (b) (c)	276	4,837
First Commonwealth Financial Corp. (b)	808	5,124
Home Bancshares Inc. (b)	186	3,546
IberiaBank Corp. (b)	151	5,950
Investors Real Estate Trust (b)	567	5,041
JPMorgan Chase & Co.	1,967	67,077
Life Partners Holdings Inc. (b)	145	2,062
NBT Bancorp Inc. (b)	315	6,828
Nelnet Inc. - Class A (c)	375	5,091
New World Development Ltd.	40,781	73,774
Ocwen Financial Corp. (b) (c)	607	7,873
Old National Bancorp (b)	642	6,300
Pinnacle Financial Partners Inc. (b) (c)	230	3,061
Republic Bancorp Inc. - Class A (b)	167	3,767
S&T Bancorp Inc. (b)	268	3,253
San Juan Basin Royalty Trust (b)	794	11,416
Stifel Financial Corp. (c)	245	11,793
SWS Group Inc.	260	3,627
WesBanco Inc.	257	3,739
		447,997
HEALTH CARE - 10.6%
Bristol-Myers Squibb Co.	1,073	21,789
Computer Programs & Systems Inc. (b)	102	3,915
Conmed Corp. (c)	283	4,398
CryoLife Inc. (c)	248	1,376
Eli Lilly & Co. (b)	621	21,498
Gentiva Health Services Inc. (c)	273	4,494
Greatbatch Inc. (b) (c)	215	4,855
Hanger Orthopedic Group Inc. (c)	303	4,118
HealthSpring Inc. (c)	552	5,996
Landauer Inc.	89	5,457
LHC Group Inc. (b) (c)	173	3,849
Martek Biosciences Corp. (b)	321	6,789
Merck & Co. Inc. (b)	2,042	57,084
Merit Medical Systems Inc. (c)	275	4,481

Pfizer Inc.	5,847	87,700
Quest Diagnostics Inc. (b)	1,194	67,386
Questcor Pharmaceuticals Inc. (b) (c)	621	3,105
ViroPharma Inc. (b) (c)	736	4,365
		312,655
INDUSTRIALS - 18.8%
AAON Inc. (b)	155	3,095
AeroVironment Inc. (b) (c)	205	6,341
American Science & Engineering Inc.	83	5,721
Applied Signal Technology Inc.	122	3,103
Arkansas Best Corp. (b)	242	6,370
Avery Dennison Corp. (b)	761	19,540
Axsys Technologies Inc. (c)	104	5,594
Beacon Roofing Supply Inc. (b) (c)	434	6,280
Cathay Pacific Airways Ltd. (b)	36,861	50,797
CH Robinson Worldwide Inc. (b)	1,126	58,709
Citic Pacific Ltd.	38,251	79,067
COSCO Pacific Ltd. (b)	40,638	45,777
Encore Wire Corp. (b)	224	4,788
ESCO Technologies Inc. (b) (c)	248	11,125
Exponent Inc. (c)	134	3,294
Force Protection Inc. (b) (c)	655	5,787
General Electric Co. (b)	6,393	74,921
Genesee & Wyoming Inc. - Class A (b) (c)	301	7,989
Hawaiian Holdings Inc. (c)	461	2,774
ICF International Inc. (c)	147	4,053
Marten Transport Ltd. (c)	210	4,366
MasTec Inc. (b) (c)	643	7,533
Navigant Consulting Inc. (c)	469	6,057
Old Dominion Freight Line Inc. (b) (c)	357	11,984
Pitney Bowes Inc.	979	21,475
Standex International Corp.	109	1,269
Stanley Inc. (c)	227	7,451
Sykes Enterprises Inc. (c)	399	7,227
Textron Inc. (b)	1,800	17,388
Waste Management Inc. (b)	1,873	52,744
Watsco Inc. (b)	233	11,393
		554,012
INFORMATION TECHNOLOGY - 4.4%
AsiaInfo Holdings Inc. (c)	437	7,518
CSG Systems International Inc. (b) (c)	341	4,516
EPIQ Systems Inc. (b) (c)	343	5,265
Forrester Research Inc. (b) (c)	218	5,345
InterDigital Inc. (b) (c)	413	10,088
Logica Plc (b)	41,678	54,169
Motorola Inc. (b)	5,617	37,239
NCI Inc. (c)	77	2,333
S1 Corp. (c)	486	3,352
		129,825
MATERIALS - 10.4%
Alcoa Inc.	9,184	94,866
Balchem Corp.	172	4,212
Eastman Chemical Co. (b)	784	29,699

EI Du Pont de Nemours & Co.	4,095	104,918
Olin Corp.	1,369	16,280
PPG Industries Inc.	585	25,699
RPM International Inc.	1,867	26,216
Stepan Co.	95	4,206
Zep Inc.	210	2,529
		308,625
TELECOMMUNICATION SERVICES - 6.7%
AT&T Inc.	2,177	54,076
BCE Inc.	1,208	24,957
BT Group Plc	21,330	35,618
Shenandoah Telecommunications Co. (b)	226	4,578
TELUS Corp.	874	22,580
Verizon Communications Inc.	1,830	56,228
		198,037
UTILITIES - 1.1%
California Water Service Group	201	7,411
CH Energy Group Inc. (b)	151	7,051
Laclede Group Inc.	214	7,081
South Jersey Industries Inc.	280	9,785
		31,328

Total Common Stocks (cost $3,652,173)		2,967,796

SHORT TERM INVESTMENTS - 16.3%
Mutual Funds - 0.1%
JNL Money Market Fund, 0.19% (a) (f)	3,625	3,625

Securities Lending Collateral - 16.2%
BNY Mellon Securities Lending Overnight
Fund 0.41% (a) (f)	187,754	187,754
BNY Mellon SL DBT II Liquidating Fund 0.81% (a) (f)	296,116	289,720
Mellon GSL Reinvestment Trust II (a) (d) (e) (g)	13,809	-
		477,474
Total Short Term Investments (cost $501,304)		481,099

Total Investments - 116.8% (cost $4,153,477)		3,448,895
Other Assets and Liabilities, Net - (16.8%)		(497,098)
Total Net Assets - 100%		$2,951,797

JNL/Mellon Capital Management VIP Fund
COMMON STOCKS - 100.6%
CONSUMER DISCRETIONARY - 12.8%
Apollo Group Inc. - Class A (b) (c)	46	$ 3,246
AutoZone Inc. (b) (c)	21	3,176
Buffalo Wild Wings Inc. (b) (c)	12	397
Comcast Corp. - Class A	207	2,996
Daimler AG	61	2,201
DeVry Inc.	9	473
DirecTV Group Inc. (b) (c)	105	2,591
Dollar Tree Inc. (c)	12	497
Family Dollar Stores Inc. (b)	18	511
Fred’s Inc. (b)	27	345

H&R Block Inc.	45	776
Hasbro Inc.	64	1,556
HOT Topic Inc. (b) (c)	29	213
Jo-Ann Stores Inc. (c)	17	356
McDonald’s Corp.	72	4,148
Monro Muffler Inc. (b)	13	325
National Presto Industries Inc. (b)	5	370
NetFlix Inc. (b) (c)	15	606
Panera Bread Co. - Class A (c)	8	423
PetMed Express Inc. (b) (c)	16	233
Renault SA (c)	87	3,194
Rent-A-Center Inc. (c)	45	811
Ross Stores Inc. (b)	15	566
Shaw Communications Inc.	53	901
Staples Inc. (b)	70	1,418
Steven Madden Ltd. (c)	12	306
Tractor Supply Co. (b) (c)	12	504
Wet Seal Inc. (b) (c)	66	202
		33,341
CONSUMER STAPLES - 6.4%
Anheuser-Busch InBev NV	98	3,523
Brown-Forman Corp. - Class B	36	1,565
Cal-Maine Foods Inc. (b)	15	363
Church & Dwight Co. Inc.	9	499
Clorox Co.	34	1,881
Diamond Foods Inc. (b)	11	307
Estee Lauder Cos. Inc. (b)	61	1,978
J&J Snack Foods Corp.	12	444
Lance Inc. (b)	21	492
Nash Finch Co. (b)	9	238
Prestige Brands Holdings Inc. (c)	34	209
Spartan Stores Inc. (b)	15	185
TreeHouse Foods Inc. (b) (c)	39	1,125
Wal-Mart Stores Inc.	80	3,874
		16,683
ENERGY - 5.1%
Chevron Corp.	50	3,285
Clayton Williams Energy Inc. (c)	8	153
ConocoPhillips	36	1,527
ENI SpA	96	2,275
ENSCO International Inc.	66	2,312
StatoilHydro ASA	139	2,728
VAALCO Energy Inc. (c)	40	169
World Fuel Services Corp. (b)	20	821
		13,270
FINANCIALS - 17.7%
Amerisafe Inc. (c)	13	200
AXA SA (b)	101	1,899
BancFirst Corp.	10	355
Banco Bilbao Vizcaya Argentaria SA (b)	188	2,357
Banco Santander SA	239	2,865
Bank Mutual Corp.	32	279
Bank of America Corp.	128	1,686

Bank of the Ozarks Inc. (b)	11	243
BB&T Corp. (b)	66	1,458
Berkshire Hills Bancorp Inc.	8	173
BNP Paribas	53	3,466
Brookline Bancorp Inc. (b)	40	373
Chemical Financial Corp. (b)	17	330
Community Bank System Inc. (b)	22	321
Community Trust Bancorp Inc. (b)	10	272
CVB Financial Corp. (b)	56	334
Deutsche Bank AG	58	3,515
EZCORP Inc. - Class A (c)	27	289
Financial Federal Corp. (b)	18	364
First Bancorp Inc.	62	244
First Cash Financial Services Inc. (b) (c)	20	357
First Commonwealth Financial Corp. (b)	56	356
First Niagara Financial Group Inc.	110	1,254
Fulton Financial Corp. (b)	185	964
Home Bancshares Inc. (b)	13	254
Huntington Bancshares Inc. (b)	230	963
IberiaBank Corp.	11	418
Investors Real Estate Trust	40	353
Life Partners Holdings Inc. (b)	10	142
Moody’s Corp. (b)	93	2,449
NBT Bancorp Inc.	22	473
Nelnet Inc. - Class A (c)	25	345
Nordea Bank AB	324	2,564
Ocwen Financial Corp. (c)	42	548
Old National Bancorp (b)	45	442
People’s United Financial Inc.	102	1,534
Pinnacle Financial Partners Inc. (b) (c)	17	220
Plum Creek Timber Co. Inc. (b)	54	1,594
Regions Financial Corp. (b)	222	895
Republic Bancorp Inc. - Class A (b)	12	278
S&T Bancorp Inc. (b)	19	235
Sampo Oyj	122	2,299
Skandinaviska Enskilda Banken AB (c)	295	1,296
Stifel Financial Corp. (b) (c)	18	844
SunTrust Banks Inc.	60	989
SWS Group Inc.	18	252
Travelers Cos. Inc.	41	1,692
WesBanco Inc.	18	260
Zions Bancorporation (b)	72	835
		46,128
HEALTH CARE - 18.1%
Amgen Inc. (b) (c)	155	8,208
Biogen Idec Inc. (c)	29	1,299
Bristol-Myers Squibb Co.	193	3,921
Chemed Corp. (b)	11	436
Computer Programs & Systems Inc. (b)	7	281
Conmed Corp. (c)	20	312
CryoLife Inc. (c)	20	112
DaVita Inc. (c)	14	707
Endo Pharmaceuticals Holdings Inc. (c)	17	299

Express Scripts Inc. (c)	67	4,607
Forest Laboratories Inc. (c)	73	1,836
Gentiva Health Services Inc. (b) (c)	20	326
Gilead Sciences Inc. (c)	37	1,719
Greatbatch Inc. (b) (c)	15	348
Haemonetics Corp. (c)	8	436
Hanger Orthopedic Group Inc. (c)	20	278
HealthSpring Inc. (c)	39	424
Johnson & Johnson	75	4,266
Landauer Inc.	7	401
LHC Group Inc. (c)	12	272
Martek Biosciences Corp. (b)	22	473
Medco Health Solutions Inc. (c)	67	3,037
Merit Medical Systems Inc. (c)	19	307
OSI Pharmaceuticals Inc. (b) (c)	11	324
Perrigo Co. (b)	14	388
Pfizer Inc. (b)	100	1,503
Pharmaceutical Product Development Inc.	15	360
Questcor Pharmaceuticals Inc. (b) (c)	44	222
ResMed Inc. (c)	12	480
Teva Pharmaceutical Industries Ltd. - ADR (b)	187	9,213
ViroPharma Inc. (b) (c)	55	326
		47,121
INDUSTRIALS - 10.8%
AAON Inc. (b)	11	228
AeroVironment Inc. (c)	14	434
American Science & Engineering Inc.	6	414
Applied Signal Technology Inc.	9	223
Arkansas Best Corp. (b)	18	461
Axsys Technologies Inc. (c)	8	420
Beacon Roofing Supply Inc. (b) (c)	31	447
Briggs & Stratton Corp. (b)	103	1,379
Cintas Corp. (b)	19	436
Deutsche Post AG	135	1,753
Dun & Bradstreet Corp.	24	1,945
Eaton Corp.	36	1,601
Encore Wire Corp. (b)	16	338
ESCO Technologies Inc. (b) (c)	18	804
Exponent Inc. (c)	9	224
Force Protection Inc. (b) (c)	47	418
Genesee & Wyoming Inc. - Class A (c)	22	570
Hawaiian Holdings Inc. (c)	35	212
ICF International Inc. (c)	10	275
JB Hunt Transport Services Inc. (b)	17	515
Marten Transport Ltd. (c)	15	302
MasTec Inc. (b) (c)	46	544
Navigant Consulting Inc. (c)	33	428
Old Dominion Freight Line Inc. (b) (c)	25	854
Robert Half International Inc. (b)	90	2,132
Rockwell Automation Inc. (b)	58	1,848
RR Donnelley & Sons Co. (b)	132	1,538
Sandvik AB (b)	359	2,665
Standex International Corp.	9	105

Stanley Inc. (c)	16	519
Sykes Enterprises Inc. (b) (c)	28	504
Textron Inc. (b)	128	1,238
Timken Co.	91	1,556
Watsco Inc. (b)	17	817
		28,147
INFORMATION TECHNOLOGY - 14.9%
Altera Corp.	141	2,302
AsiaInfo Holdings Inc. (b) (c)	31	539
Automatic Data Processing Inc.	51	1,793
Broadcom Corp. - Class A (b) (c)	46	1,130
Check Point Software Technologies Ltd. (c)	23	541
Cisco Systems Inc. (c)	274	5,100
CSG Systems International Inc. (b) (c)	24	323
EPIQ Systems Inc. (c)	24	375
Fiserv Inc. (c)	16	723
Forrester Research Inc. (b) (c)	16	389
Intel Corp.	304	5,039
InterDigital Inc. (b) (c)	30	723
Intuit Inc. (c)	32	894
Juniper Networks Inc. (b) (c)	52	1,233
Lexmark International Inc. (b) (c)	69	1,092
Linear Technology Corp. (b)	21	502
Mantech International Corp. - Class A (b) (c)	8	348
Microchip Technology Inc. (b)	96	2,169
Microsoft Corp.	229	5,455
NCI Inc. (c)	6	171
Oracle Corp.	252	5,391
S1 Corp. (c)	37	254
SAIC Inc. (c)	27	492
Symantec Corp. (c)	83	1,290
Xilinx Inc.	27	546
		38,814
MATERIALS - 3.5%
Balchem Corp.	13	313
BASF SE	58	2,307
Eastman Chemical Co. (b)	57	2,150
MeadWestvaco Corp.	160	2,628
Rock-Tenn Co. - Class A	13	500
Sigma-Aldrich Corp. (b)	13	622
Stepan Co.	7	295
Zep Inc.	15	178
		8,993
TELECOMMUNICATION SERVICES - 2.1%
Portugal Telecom SGPS SA	266	2,599
Shenandoah Telecommunications Co.	16	332
TeliaSonera AB (b)	456	2,392
		5,322
UTILITIES - 9.2%
AGL Resources Inc.	57	1,814
American Electric Power Co. Inc.	53	1,540
California Water Service Group	14	522
CH Energy Group Inc. (b)	11	497

Dominion Resources Inc. (b)	52	1,749
Enel SpA	360	1,752
Exelon Corp. (b)	34	1,727
Fortum Oyj	106	2,410
Laclede Group Inc.	15	506
NiSource Inc.	163	1,898
Oneok Inc. (b)	61	1,808
Pinnacle West Capital Corp.	56	1,690
PPL Corp.	61	2,013
SCANA Corp.	51	1,644
South Jersey Industries Inc.	20	711
TECO Energy Inc. (b)	145	1,726
		24,007

Total Common Stocks (cost $286,614)	261,827

RIGHTS - 0.0%
Fortis - Rights (c) (e)	140	-

Total Rights (cost $0)		-

SHORT TERM INVESTMENTS - 12.2%
Mutual Funds - 0.2%
JNL Money Market Fund, 0.19% (a) (f)	460	460
Securities Lending Collateral - 12.0%
BNY Mellon Securities Lending Overnight
Fund 0.41% (a) (f)	11,265	11,265
BNY Mellon SL DBT II Liquidating Fund 0.81% (a) (f)	20,384	19,944
Mellon GSL Reinvestment Trust II (a) (d) (e) (g)	934	-
		31,209

Total Short Term Investments (cost $33,043)		31,669

Total Investments - 112.8% (cost $319,657)		293,496
Other Assets and Liabilities, Net - (12.8%)		(33,235)
Total Net Assets - 100%		$ 260,261

JNL/Mellon Capital Management Consumer Brands Sector Fund
COMMON STOCKS - 100.4%
CONSUMER DISCRETIONARY - 69.2%
99 Cents Only Stores (c)	1	$ 12
Aaron’s Inc. (b)	1	29
Abercrombie & Fitch Co. - Class A (b)	2	49
Advance Auto Parts Inc.	2	88
Aeropostale Inc. (c)	2	52
Amazon.com Inc. (c)	7	573
American Eagle Outfitters Inc.	4	55
AnnTaylor Stores Corp. (b) (c)	1	11
Apollo Group Inc. - Class A (c)	3	211
Arbitron Inc.	1	8
Ascent Media Corp. (b) (c)	-	7
AutoNation Inc. (b) (c)	2	28
AutoZone Inc. (c)	1	110

Bally Technologies Inc. (c)	1	37
Barnes & Noble Inc. (b)	1	17
Bed Bath & Beyond Inc. (b) (c)	6	179
Best Buy Co. Inc.	8	253
Big Lots Inc. (b) (c)	2	38
Bob Evans Farms Inc.	1	19
Boyd Gaming Corp. (c)	1	11
Brinker International Inc.	2	38
Brown Shoe Co. Inc.	1	7
Buckle Inc.	1	18
Burger King Holdings Inc.	2	34
Cablevision Systems Corp. - Class A	5	106
Career Education Corp. (c)	2	50
Carmax Inc. (b) (c)	4	65
Carnival Corp. (b)	9	240
Cato Corp. - Class A	1	11
CBS Corp. - Class B	13	90
CEC Entertainment Inc. (c)	-	14
Cheesecake Factory Inc. (c)	1	21
Chico’s FAS Inc. (c)	4	38
Childrens Place Retail Stores Inc. (b) (c)	1	14
Chipotle Mexican Grill Inc. - Class A (b) (c)	-	25
Chipotle Mexican Grill Inc. - Class B (c)	-	27
Choice Hotels International Inc. (b)	1	19
Collective Brands Inc. (c)	1	20
Comcast Corp. - Class A	46	663
Comcast Corp. - Special Class A	18	253
Corinthian Colleges Inc. (b) (c)	2	31
Cracker Barrel Old Country Store Inc. (b)	1	14
CTC Media Inc. (c)	1	14
Darden Restaurants Inc.	3	91
DeVry Inc.	1	69
Dick’s Sporting Goods Inc. (c)	2	33
Dillard’s Inc. - Class A (b)	1	13
DirecTV Group Inc. (b) (c)	10	252
Discovery Communications Inc. - Class A (c)	3	66
Discovery Communications Inc. - Class C (c)	3	64
DISH Network Corp. (c)	5	75
Dollar Tree Inc. (c)	2	85
DreamWorks Animation SKG Inc. (c)	2	42
Dress Barn Inc. (b) (c)	1	14
Expedia Inc. (c)	5	71
Family Dollar Stores Inc.	3	84
Foot Locker Inc.	3	36
Fred’s Inc.	1	11
GameStop Corp. - Class A (c)	4	79
Gannett Co. Inc. (b)	5	18
Gap Inc.	11	185
Gaylord Entertainment Co. (b) (c)	1	8
Genesco Inc. (c)	-	7
Group 1 Automotive Inc. (b)	1	14
Guess? Inc.	1	35
Gymboree Corp. (c)	1	22

H&R Block Inc.	7	128
Harte-Hanks Inc. (b)	1	9
Hillenbrand Inc.	1	22
Home Depot Inc.	38	891
HSN Inc. (c)	1	10
Interactive Data Corp.	1	19
International Game Technology	7	105
International Speedway Corp. - Class A	1	15
Interpublic Group of Cos. Inc. (b) (c)	10	53
Interval Leisure Group Inc. (c)	1	10
ITT Educational Services Inc. (b) (c)	1	86
J Crew Group Inc. (b) (c)	1	30
J.C. Penney Co. Inc.	4	124
Jack in the Box Inc. (c)	1	28
John Wiley & Sons Inc.	1	36
Kohl’s Corp. (c)	6	273
Lamar Advertising Co. (b) (c)	1	21
Las Vegas Sands Corp. (b) (c)	10	75
Liberty Global Inc. - Class A (c)	3	45
Liberty Global Inc. (c)	3	45
Liberty Media Corp. - Capital (c)	2	27
Liberty Media Corp. - Entertainment - Class A (c)	11	293
Liberty Media Corp. - Interactive (c)	12	62
Life Time Fitness Inc. (c)	1	18
Limited Brands Inc.	6	73
Live Nation Inc. (c)	2	10
Lowe’s Cos. Inc.	32	631
Macy’s Inc.	9	109
Marriott International Inc. - Class A (b)	7	149
Matthews International Corp. - Class A	1	20
McDonald’s Corp.	25	1,422
McGraw-Hill Cos. Inc.	7	211
Men’s Wearhouse Inc. (b)	1	20
Meredith Corp. (b)	1	20
MGM Mirage Inc. (c)	5	35
Morningstar Inc. (c)	-	16
NetFlix Inc. (b) (c)	1	42
New York Times Co. - Class A (b)	3	15
News Corp. - Class A	40	368
News Corp. - Class B	10	101
Nordstrom Inc. (b)	4	75
Office Depot Inc. (c)	6	27
OfficeMax Inc.	2	11
Omnicom Group Inc.	7	218
O’Reilly Automotive Inc. (b) (c)	3	112
Orient-Express Hotels Ltd.	2	14
Panera Bread Co. - Class A (c)	1	32
Papa John’s International Inc. (c)	-	12
Penn National Gaming Inc. (c)	1	42
PEP Boys-Manny Moe & Jack	1	11
PetSmart Inc.	3	61
PF Chang’s China Bistro Inc. (b) (c)	1	16
Pinnacle Entertainment Inc. (b) (c)	1	12

Polo Ralph Lauren Corp. (b)	1	65
Pre-Paid Legal Services Inc. (c)	-	8
Priceline.com Inc. (b) (c)	1	102
RadioShack Corp.	3	39
Regal Entertainment Group - Class A (b)	2	22
Regis Corp.	1	16
Rent-A-Center Inc. (c)	1	27
Ross Stores Inc.	3	110
Royal Caribbean Cruises Ltd. (b)	3	40
Saks Inc. (b) (c)	3	13
Sally Beauty Holdings Inc. (b) (c)	2	12
Scholastic Corp.	1	14
Scientific Games Corp. - Class A (b) (c)	1	23
Scripps Networks Interactive Inc.	2	54
Sears Holdings Corp. (b) (c)	1	86
Service Corp. International	5	30
Signet Jewelers Ltd.	2	40
Sonic Corp. (b) (c)	1	14
Sotheby’s - Class A (b)	1	21
Staples Inc.	16	321
Starbucks Corp. (c)	16	224
Starwood Hotels & Resorts Worldwide Inc.	4	85
Stewart Enterprises Inc. - Class A	2	8
Strayer Education Inc. (b)	-	68
Target Corp.	15	599
Ticketmaster Entertainment Inc. (c)	1	6
Tiffany & Co. (b)	3	70
Time Warner Cable Inc.	8	248
Time Warner Inc.	26	667
TJX Cos. Inc.	9	287
Tractor Supply Co. (b) (c)	1	33
Urban Outfitters Inc. (c)	3	61
Vail Resorts Inc. (b) (c)	1	17
Viacom Inc. - Class A (b) (c)	-	7
Viacom Inc. - Class B (c)	12	277
Walt Disney Co.	39	899
Washington Post Co.	-	45
Weight Watchers International Inc.	1	19
Wendy’s/Arby’s Group Inc.	10	39
Williams-Sonoma Inc.	2	25
WMS Industries Inc. (b) (c)	1	30
Wyndham Worldwide Corp.	4	48
Wynn Resorts Ltd. (b) (c)	2	59
Yum! Brands Inc.	10	343
		16,504
CONSUMER STAPLES - 23.3%
BJ’s Wholesale Club Inc. (c)	1	38
Casey’s General Stores Inc.	1	29
Costco Wholesale Corp.	10	438
CVS Caremark Corp.	32	1,013
Kroger Co.	13	297
Rite Aid Corp. (c)	14	20
Ruddick Corp.	1	22

Safeway Inc.	9	193
SUPERVALU Inc.	5	66
Sysco Corp.	13	293
United Natural Foods Inc. (b) (c)	1	22
Walgreen Co.	22	647
Wal-Mart Stores Inc.	50	2,409
Whole Foods Market Inc. (b)	3	59
		5,546
ENERGY - 0.2%
IHS Inc. (c)	1	52

HEALTH CARE - 3.2%
AmerisourceBergen Corp.	7	121
Cardinal Health Inc.	8	242
Chemed Corp.	-	20
McKesson Corp.	6	268
Omnicare Inc. (b)	3	67
VCA Antech Inc. (b) (c)	2	50
		768
INDUSTRIALS - 2.2%
Alaska Air Group Inc. (c)	1	15
AMR Corp. (b) (c)	6	26
Continental Airlines Inc. - Class B (b) (c)	3	24
Copart Inc. (c)	2	53
Delta Air Lines Inc. (b) (c)	17	98
Dun & Bradstreet Corp.	1	98
Hertz Global Holdings Inc. (b) (c)	4	31
JetBlue Airways Corp. (c)	6	24
Rollins Inc.	1	20
SkyWest Inc.	1	13
Southwest Airlines Co.	16	109
UAL Corp. (b) (c)	3	10
		521
INFORMATION TECHNOLOGY - 2.3%
Avid Technology Inc. (b) (c)	1	8
Dolby Laboratories Inc. - Class A (b) (c)	1	43
eBay Inc. (c)	24	418
Factset Research Systems Inc.	1	48
ValueClick Inc. (c)	2	20
		537

Total Common Stocks (cost $27,211)		23,928

WARRANTS - 0.0%
Krispy Kreme Doughnuts Inc. (c)	-	-

Total Warrants (cost $0)		-

SHORT TERM INVESTMENTS - 7.9%
Mutual Funds - 1.1%
JNL Money Market Fund, 0.19% (a) (f)	259	259

Securities Lending Collateral - 6.8%
BNY Mellon Securities Lending Overnight
Fund 0.41% (a) (f)	605	605
BNY Mellon SL DBT II Liquidating Fund 0.81% (a) (f)	1,041	1,019
Mellon GSL Reinvestment Trust II (a) (d) (e) (g)	30	-
		1,624
Total Short Term Investments (cost $1,935)		1,883

Total Investments - 108.3% (cost $29,146)		25,811
Other Assets and Liabilities, Net - (8.3%)		(1,971)
Total Net Assets - 100%		$ 23,840

JNL/Mellon Capital Management Financial Sector Fund
COMMON STOCKS - 100.5%
FINANCIALS - 95.8%
ACE Ltd.	31	$ 1,372
Affiliated Managers Group Inc. (b) (c)	4	213
AFLAC Inc.	43	1,351
Alexandria Real Estate Equities Inc. (b)	3	124
Alleghany Corp. (b) (c)	1	152
Allied World Assurance Co. Holdings Ltd.	3	121
Allstate Corp.	50	1,217
AMB Property Corp. (b)	13	242
Ambac Financial Group Inc. (b)	14	13
American Campus Communities Inc. (b)	4	92
American Express Co.	99	2,298
American Financial Group Inc. (b)	7	150
American International Group Inc. (b)	216	251
American National Insurance Co.	1	110
AmeriCredit Corp. (b) (c)	5	66
Ameriprise Financial Inc.	24	579
Annaly Capital Management Inc.	50	762
AON Corp. (b)	23	863
Apartment Investment & Management Co. (b)	10	84
Arch Capital Group Ltd. (c)	5	282
Argo Group International Holdings Ltd. (c)	3	72
Arthur J Gallagher & Co.	9	188
Aspen Insurance Holdings Ltd.	7	148
Associated Banc-Corp (b)	11	135
Assurant Inc.	11	258
Assured Guaranty Ltd. (b)	6	72
Astoria Financial Corp. (b)	8	66
AvalonBay Communities Inc. (b)	7	407
Axis Capital Holdings Ltd.	13	339
BancorpSouth Inc. (b)	7	146
Bank of America Corp.	578	7,629
Bank of Hawaii Corp. (b)	4	150
Bank of New York Mellon Corp. (a)	112	3,283
BB&T Corp. (b)	59	1,301
BioMed Realty Trust Inc.	8	82
BlackRock Inc. (b)	2	335
BOK Financial Corp. (b)	2	65
Boston Properties Inc. (b)	11	537
Brandywine Realty Trust	10	75
BRE Properties Inc. - Class A	4	104
Brookfield Properties Corp.	18	145
Brown & Brown Inc.	10	206
Camden Property Trust	6	159
Capital One Financial Corp. (b)	42	917
CapitalSource Inc.	17	85
Capitol Federal Financial	2	68
Cathay General Bancorp (b)	4	33
CB Richard Ellis Group Inc. - Class A (b) (c)	20	184
CBL & Associates Properties Inc. (b)	5	28
Charles Schwab Corp. (b)	88	1,541
Chimera Investment Corp.	53	186
Chubb Corp.	33	1,308

Cincinnati Financial Corp.	14	308
CIT Group Inc. (b)	33	72
Citigroup Inc. (b)	483	1,433
City National Corp. (b)	3	127
CME Group Inc.	6	1,947
Colonial Properties Trust (b)	3	19
Comerica Inc.	14	290
Commerce Bancshares Inc.	6	176
Corporate Office Properties Trust SBI MD (b)	5	136
Cousins Properties Inc. (b)	3	23
Cullen/Frost Bankers Inc.	5	233
DCT Industrial Trust Inc.	14	57
Delphi Financial Group Inc.	3	67
Developers Diversified Realty Corp. (b)	10	51
DiamondRock Hospitality Co.	10	61
Digital Realty Trust Inc. (b)	6	232
Discover Financial Services	44	453
Douglas Emmett Inc. (b)	10	90
Duke Realty Corp. (b)	19	169
E*Trade Financial Corp. (b) (c)	38	48
East West Bancorp Inc. (b)	4	28
Eaton Vance Corp.	11	289
Endurance Specialty Holdings Ltd.	4	130
Entertainment Properties Trust (b)	3	65
Equity Lifestyle Properties Inc.	2	68
Equity Residential (b)	25	561
Erie Indemnity Co. - Class A	3	98
Essex Property Trust Inc. (b)	2	151
Everest Re Group Ltd.	5	381
Federal Realty Investors Trust (b)	5	274
Federated Investors Inc. - Class B	9	211
Fidelity National Financial Inc. - Class A	20	274
Fifth Third Bancorp (b)	51	366
First American Corp.	7	194
First Bancorp Inc.	5	21
First Financial Bankshares Inc. (b)	2	88
First Horizon National Corp. (b) (c)	19	232
First Midwest Bancorp Inc. (b)	4	28
First Niagara Financial Group Inc.	13	151
FirstMerit Corp.	7	114
FNB Corp.	7	41
Forest City Enterprises Inc. - Class A	9	57
Forestar Group Inc. (b) (c)	3	35
Franklin Resources Inc.	15	1,072
Franklin Street Properties Corp. (b)	5	67
Fulton Financial Corp. (b)	14	73
Genworth Financial Inc. - Class A (b)	39	272
Glacier Bancorp Inc. (b)	5	78
GLG Partners Inc. (b)	14	56
Goldman Sachs Group Inc.	38	5,592
Greenhill & Co. Inc. (b)	1	73
Hancock Holding Co. (b)	2	68
Hanover Insurance Group Inc.	5	178

Hartford Financial Services Group Inc.	30	353
Hatteras Financial Corp. (b)	3	86
HCC Insurance Holdings Inc.	10	244
HCP Inc.	24	507
Health Care REIT Inc. (b)	10	346
Healthcare Realty Trust Inc. (b)	5	86
Highwoods Properties Inc. (b)	6	127
Home Properties Inc. (b)	3	94
Horace Mann Educators Corp.	2	24
Hospitality Properties Trust (b)	8	95
Host Hotels & Resorts Inc.	55	457
HRPT Properties Trust	19	78
Hudson City Bancorp Inc.	44	590
Huntington Bancshares Inc. (b)	43	179
IntercontinentalExchange Inc. (b) (c)	7	771
International Bancshares Corp. (b)	4	44
Invesco Ltd.	37	656
Investment Technology Group Inc. (c)	4	81
IPC Holdings Ltd.	4	112
Janus Capital Group Inc.	14	161
Jefferies Group Inc. (b) (c)	11	242
Jones Lang LaSalle Inc. (b)	3	99
JPMorgan Chase & Co.	168	5,745
KBW Inc. (b) (c)	2	71
KeyCorp	66	346
Kilroy Realty Corp. (b)	3	70
Kimco Realty Corp. (b)	32	325
Knight Capital Group Inc. (c)	8	139
LaSalle Hotel Properties (b)	5	61
Lazard Ltd. - Class A	7	184
Legg Mason Inc. (b)	13	314
Lexington Realty Trust	7	24
Liberty Property Trust	9	205
Lincoln National Corp. (b)	24	405
Loews Corp.	33	909
M&T Bank Corp. (b)	6	331
Macerich Co. (b)	7	118
Mack-Cali Realty Corp. (b)	7	153
Markel Corp. (c)	1	249
Marsh & McLennan Cos. Inc.	49	986
Marshall & Ilsley Corp. (b)	22	105
Max Capital Group Ltd.	4	67
MB Financial Inc. (b)	2	20
MBIA Inc. (b) (c)	12	53
Mercury General Corp.	2	70
MetLife Inc.	54	1,622
MF Global Ltd. (b) (c)	9	52
MFA Financial Inc.	19	130
MGIC Investment Corp. (b)	11	50
Mid-America Apartment Communities Inc. (b)	2	90
Montpelier Re Holdings Ltd.	7	96
Moody’s Corp. (b)	17	458
Morgan Stanley (b)	114	3,241

MSCI Inc. (c)	9	225
NASDAQ OMX Group Inc. (c)	15	309
National Financial Partners Corp.	2	12
National Penn Bancshares Inc. (b)	5	24
National Retail Properties Inc. (b)	7	120
Nationwide Health Properties Inc. (b)	9	237
New York Community Bancorp Inc. (b)	31	335
NewAlliance Bancshares Inc.	9	101
Northern Trust Corp.	21	1,150
NYSE Euronext	24	659
Old National Bancorp (b)	5	49
Old Republic International Corp. (b)	20	198
Omega Healthcare Investors Inc. (b)	7	112
optionsXpress Holdings Inc.	4	60
PacWest Bancorp (b)	2	20
Park National Corp. (b)	1	50
PartnerRe Ltd. (b)	5	341
People’s United Financial Inc.	15	232
Piper Jaffray Cos. (b) (c)	2	68
Platinum Underwriters Holdings Ltd.	4	121
Plum Creek Timber Co. Inc. (b)	15	447
PNC Financial Services Group Inc.	42	1,613
Popular Inc. (b)	19	41
Post Properties Inc. (b)	3	47
Potlatch Corp.	3	83
Principal Financial Group Inc.	27	507
PrivateBancorp Inc.	4	83
ProAssurance Corp. (c)	3	124
Progressive Corp. (c)	59	897
ProLogis (b)	40	323
Prosperity Bancshares Inc. (b)	4	121
Protective Life Corp.	7	78
Provident Financial Services Inc.	4	37
Prudential Financial Inc.	40	1,475
Public Storage (b)	12	786
Raymond James Financial Inc. (b)	9	154
Rayonier Inc.	7	258
Realty Income Corp. (b)	9	208
Redwood Trust Inc.	4	63
Regency Centers Corp. (b)	7	256
Regions Financial Corp. (b)	100	404
Reinsurance Group of America Inc.	7	227
RenaissanceRe Holdings Ltd.	6	261
RLI Corp.	2	76
SEI Investments Co.	13	231
Selective Insurance Group	4	50
Senior Housing Properties Trust	11	178
Simon Property Group Inc.	26	1,331
SL Green Realty Corp. (b)	6	147
SLM Corp. (b) (c)	43	444
St. Joe Co. (b) (c)	8	223
StanCorp Financial Group Inc.	5	129
State Street Corp.	45	2,132

Sterling Bancshares Inc.	7	42
Stifel Financial Corp. (c)	2	101
Sunstone Hotel Investors Inc. (b)	3	18
SunTrust Banks Inc.	43	707
Susquehanna Bancshares Inc. (b)	8	37
SVB Financial Group (b) (c)	3	82
SWS Group Inc.	2	22
Synovus Financial Corp. (b)	22	65
T. Rowe Price Group Inc. (b)	24	998
Tanger Factory Outlet Centers Inc. (b)	3	92
Taubman Centers Inc. (b)	5	123
TCF Financial Corp. (b)	11	142
TD Ameritrade Holding Corp. (c)	21	360
TFS Financial Corp.	8	88
Torchmark Corp. (b)	8	285
Tower Group Inc.	3	73
Transatlantic Holdings Inc.	5	223
Travelers Cos. Inc.	55	2,253
TrustCo Bank Corp. (b)	5	32
Trustmark Corp. (b)	4	82
U.S. Bancorp	165	2,952
UDR Inc. (b)	12	120
UMB Financial Corp.	3	103
Umpqua Holdings Corp. (b)	4	34
United Bankshares Inc. (b)	3	67
United Community Banks Inc. (b) (c)	3	18
Unitrin Inc.	3	39
Unum Group (b)	30	483
Validus Holdings Ltd. (b)	3	56
Valley National Bancorp (b)	12	144
Ventas Inc. (b)	14	407
Vornado Realty Trust (b)	15	691
Waddell & Reed Financial Inc. - Class A	8	206
Washington Federal Inc. (b)	8	99
Washington Real Estate Investment Trust	5	110
Webster Financial Corp. (b)	3	27
Weingarten Realty Investors (b)	10	139
Wells Fargo & Co. (b)	279	6,772
Westamerica Bancorporation (b)	3	128
White Mountains Insurance Group Ltd.	1	158
Whitney Holding Corp. (b)	6	55
Willis Group Holdings Ltd.	15	396
Wilmington Trust Corp. (b)	6	79
Wintrust Financial Corp. (b)	1	22
WR Berkley Corp.	13	276
XL Capital Ltd. - Class A (b)	31	356
Zenith National Insurance Corp.	3	71
Zions Bancorporation (b)	10	116
		107,899
INDUSTRIALS - 0.3%
Equifax Inc.	12	300

INFORMATION TECHNOLOGY - 4.4%

MasterCard Inc. (b)	8	1,256
Visa Inc. - Class A	42	2,614
Western Union Co.	66	1,079
		4,949

Total Common Stocks (cost $140,888)	113,148

SHORT TERM INVESTMENTS - 11.0%
Mutual Funds - 0.3%
JNL Money Market Fund, 0.19% (a) (f)	299	299
Securities Lending Collateral - 10.7%
BNY Mellon Securities Lending Overnight
Fund 0.41% (a) (f)	4,432	4,432
BNY Mellon SL DBT II Liquidating Fund 0.81% (a) (f)	7,826	7,658
Mellon GSL Reinvestment Trust II (a) (d) (e) (g)	261	-
		12,090

Total Short Term Investments (cost $12,818)		12,389

Total Investments - 111.5% (cost $153,706)		125,537
Other Assets and Liabilities, Net - (11.5%)		(12,971)
Total Net Assets - 100%		$ 112,566

JNL/Mellon Capital Management Healthcare Sector Fund
COMMON STOCKS - 100.2%
HEALTH CARE - 100.2%
Abbott Laboratories	149	$ 7,012
Acorda Therapeutics Inc. (c)	4	100
Aetna Inc.	43	1,086
Affymetrix Inc. (c)	8	46
Alcon Inc.	7	854
Alexion Pharmaceuticals Inc. (b) (c)	8	322
Alkermes Inc. (c)	10	108
Allergan Inc.	30	1,420
Amedisys Inc. (b) (c)	3	88
American Medical Systems Holdings Inc. (c)	7	111
AMERIGROUP Corp. (c)	5	146
Amgen Inc. (c)	98	5,191
Amylin Pharmaceuticals Inc. (b) (c)	14	188
Auxilium Pharmaceuticals Inc. (c)	4	122
Baxter International Inc.	59	3,114
Beckman Coulter Inc. (b)	7	374
Becton Dickinson & Co.	22	1,568
Biogen Idec Inc. (c)	28	1,265
BioMarin Pharmaceutical Inc. (b) (c)	10	151
Bio-Rad Laboratories Inc. - Class A (c)	2	136
Boston Scientific Corp. (c)	144	1,459
Bristol-Myers Squibb Co.	191	3,870
Brookdale Senior Living Inc. (b)	4	42
Catalyst Health Solutions Inc. (c)	4	90
Celera Corp. (c)	8	59
Celgene Corp. (c)	45	2,139
Centene Corp. (c)	4	86

Cephalon Inc. (b) (c)	7	403
Cepheid Inc. (b) (c)	6	54
Charles River Laboratories International Inc. (c)	6	216
CIGNA Corp.	26	630
Community Health Systems Inc. (c)	9	234
Cooper Cos. Inc. (b)	4	110
Covance Inc. (b) (c)	6	305
Coventry Health Care Inc. (c)	14	269
Covidien Plc	49	1,832
CR Bard Inc.	10	716
Cubist Pharmaceuticals Inc. (c)	6	110
DaVita Inc. (c)	10	509
Dendreon Corp. (c)	11	282
DENTSPLY International Inc. (b)	14	438
Edwards Lifesciences Corp. (c)	5	369
Eli Lilly & Co.	95	3,292
Endo Pharmaceuticals Holdings Inc. (c)	10	178
Enzon Pharmaceuticals Inc. (b) (c)	3	25
Express Scripts Inc. (c)	22	1,527
Forest Laboratories Inc. (c)	29	733
Gen-Probe Inc. (c)	5	218
Genzyme Corp. (c)	26	1,462
Gilead Sciences Inc. (c)	88	4,130
Haemonetics Corp. (c)	3	144
Health Management Associates Inc. (c)	23	114
Health Net Inc. (c)	10	158
HealthSouth Corp. (b) (c)	9	124
Healthways Inc. (c)	3	47
Henry Schein Inc. (b) (c)	9	416
Hill-Rom Holdings Inc. (b)	6	100
HMS Holdings Corp. (c)	2	96
Hologic Inc. (c)	25	354
Hospira Inc. (c)	15	589
Humana Inc. (c)	17	538
Idexx Laboratories Inc. (b) (c)	6	263
Illumina Inc. (b) (c)	12	474
Immucor Inc. (c)	7	98
Incyte Corp. (c)	10	32
InterMune Inc. (b) (c)	3	52
Intuitive Surgical Inc. (b) (c)	4	595
Invacare Corp. (b)	3	56
Inverness Medical Innovations Inc. (c)	8	278
Isis Pharmaceuticals Inc. (b) (c)	9	149
Johnson & Johnson	268	15,225
Kinetic Concepts Inc. (b) (c)	6	166
King Pharmaceuticals Inc. (c)	24	227
Laboratory Corp. of America Holdings (b) (c)	10	709
Life Technologies Corp. (c)	17	696
LifePoint Hospitals Inc. (b) (c)	5	130
Lincare Holdings Inc. (b) (c)	6	151
Magellan Health Services Inc. (c)	4	121
Masimo Corp. (b) (c)	5	122
Medarex Inc. (b) (c)	12	100

Medco Health Solutions Inc. (c)	47	2,137
Medicines Co. (c)	5	42
Medicis Pharmaceutical Corp.	6	91
Mednax Inc. (c)	5	192
Medtronic Inc.	109	3,793
Merck & Co. Inc.	205	5,725
Millipore Corp. (c)	5	376
Mylan Inc. (b) (c)	29	380
Myriad Genetics Inc. (c)	9	333
Myriad Pharmaceuticals Inc. (c)	2	11
Nektar Therapeutics (c)	10	64
NuVasive Inc. (b) (c)	3	152
Odyssey HealthCare Inc. (c)	3	28
Onyx Pharmaceuticals Inc. (b) (c)	6	161
OSI Pharmaceuticals Inc. (c)	5	154
Owens & Minor Inc. (b)	4	171
Par Pharmaceutical Cos. Inc. (c)	3	45
Parexel International Corp. (c)	5	77
Patterson Cos. Inc. (c)	9	205
PDL BioPharma Inc.	11	86
Perrigo Co. (b)	8	223
Pfizer Inc.	653	9,798
Pharmaceutical Product Development Inc.	11	249
PharMerica Corp. (b) (c)	3	55
PSS World Medical Inc. (b) (c)	6	117
Psychiatric Solutions Inc. (b) (c)	5	118
Quest Diagnostics Inc.	15	841
Regeneron Pharmaceuticals Inc. (c)	6	108
ResMed Inc. (c)	7	300
Savient Pharmaceuticals Inc. (b) (c)	6	80
Schering-Plough Corp.	157	3,939
Sepracor Inc. (c)	11	185
St. Jude Medical Inc. (c)	33	1,373
STERIS Corp.	5	135
Stryker Corp.	30	1,173
Techne Corp.	4	232
Tenet Healthcare Corp. (c)	47	132
Theravance Inc. (b) (c)	5	75
Thermo Fisher Scientific Inc. (c)	41	1,663
Thoratec Corp. (b) (c)	5	147
United Therapeutics Corp. (b) (c)	2	185
UnitedHealth Group Inc.	116	2,888
Universal Health Services Inc.	5	228
Valeant Pharmaceutical International (b) (c)	7	173
Varian Inc. (c)	3	115
Varian Medical Systems Inc. (c)	12	428
Vertex Pharmaceuticals Inc. (b) (c)	17	597
Warner Chilcott Ltd. (c)	8	107
Waters Corp. (c)	9	489
Watson Pharmaceuticals Inc. (c)	10	338
WellCare Health Plans Inc. (c)	4	73
WellPoint Inc. (c)	47	2,396
West Pharmaceutical Services Inc. (b)	3	109

Wyeth	129	5,866
Zimmer Holdings Inc. (c)	21	888

Total Common Stocks (cost $148,016)	121,559

RIGHTS - 0.0%
Fresenius Kabi Pharmaceuticals Holding Inc. (c)	2	1

Total Rights (cost $2)		1

SHORT TERM INVESTMENTS - 2.4%
Mutual Funds - 0.0%
JNL Money Market Fund, 0.19% (a) (f)	8	8

Securities Lending Collateral - 2.4%
BNY Mellon Securities Lending Overnight
Fund 0.41% (a) (f)	1,160	1,160
BNY Mellon SL DBT II Liquidating Fund 0.81% (a) (f)	1,753	1,715
Mellon GSL Reinvestment Trust II (a) (d) (e) (g)	78	-
		2,875

Total Short Term Investments (cost $2,999)		2,883

Total Investments - 102.6% (cost $151,017)		124,443
Other Assets and Liabilities, Net - (2.6%)		(3,198)
Total Net Assets - 100%		$ 121,245

JNL/Mellon Capital Management Technology Sector Fund
COMMON STOCKS - 99.9%
HEALTH CARE - 0.3%
Allscripts-Misys Healthcare Solutions Inc.	6	$ 95
Cerner Corp. (b) (c)	6	387
		482
INDUSTRIALS - 0.4%
Dycom Industries Inc. (c)	5	50
Pitney Bowes Inc.	20	443
		493
INFORMATION TECHNOLOGY - 97.6%
3Com Corp. (c)	39	185
ACI Worldwide Inc. (c)	4	54
ADC Telecommunications Inc. (b) (c)	9	74
Adobe Systems Inc. (c)	51	1,446
ADTRAN Inc.	6	130
Advanced Micro Devices Inc. (b) (c)	60	234
Advent Software Inc. (c)	1	47
Akamai Technologies Inc. (c)	17	323
Altera Corp.	29	468
Amdocs Ltd. (c)	18	395
Amkor Technology Inc. (b) (c)	13	59
Analog Devices Inc.	28	705
Ansys Inc. (c)	8	264
Apple Inc. (c)	70	10,038
Applied Materials Inc.	131	1,435

Applied Micro Circuits Corp. (c)	10	80
Ariba Inc. (c)	8	80
Arris Group Inc. (b) (c)	14	174
Atheros Communications Inc. (b) (c)	7	140
Atmel Corp. (c)	43	159
ATMI Inc. (c)	5	75
Autodesk Inc. (c)	23	443
Avocent Corp. (b) (c)	5	68
Blackboard Inc. (b) (c)	3	82
BMC Software Inc. (c)	18	613
Brightpoint Inc. (c)	5	31
Broadcom Corp. - Class A (c)	42	1,032
Brocade Communications Systems Inc. (c)	39	301
CA Inc.	40	703
Cabot Microelectronics Corp. (b) (c)	3	90
CACI International Inc. - Class A (c)	3	130
Cadence Design Systems Inc. (c)	26	155
Check Point Software Technologies Ltd. (c)	17	389
Ciena Corp. (b) (c)	9	89
Cisco Systems Inc. (c)	527	9,821
Citrix Systems Inc. (c)	18	561
Cognizant Technology Solutions Corp. (c)	29	786
Computer Sciences Corp. (c)	15	658
Compuware Corp. (c)	25	172
Comtech Telecommunications Corp. (c)	3	93
Concur Technologies Inc. (b) (c)	5	146
Corning Inc.	152	2,444
Cree Inc. (b) (c)	9	257
CSG Systems International Inc. (c)	3	45
Cymer Inc. (c)	4	112
Cypress Semiconductor Corp. (c)	17	157
Dell Inc. (c)	168	2,306
Diebold Inc.	7	195
Digital River Inc. (c)	4	139
DST Systems Inc. (b) (c)	4	139
Earthlink Inc. (b) (c)	14	103
EchoStar Corp. - Class A (c)	6	88
Electronics for Imaging Inc. (c)	7	78
EMC Corp. (c)	196	2,565
Emulex Corp. (c)	8	82
Equinix Inc. (b) (c)	4	296
F5 Networks Inc. (c)	8	291
Fair Isaac Corp. (b)	5	74
Fairchild Semiconductor International Inc. (c)	12	83
FormFactor Inc. (c)	5	80
Forrester Research Inc. (c)	1	34
Gartner Inc. - Class A (c)	7	102
Google Inc. - Class A (c)	19	8,008
Harmonic Inc. (c)	10	62
Harris Corp.	13	378
Hewlett-Packard Co.	181	6,981
IAC/InterActiveCorp. (c)	10	168
Imation Corp. (b)	3	22

Informatica Corp. (c)	9	153
Ingram Micro Inc. - Class A (c)	17	302
Insight Enterprises Inc. (c)	4	42
Integrated Device Technology Inc. (c)	16	99
Intel Corp.	422	6,977
InterDigital Inc. (c)	4	109
Intermec Inc. (c)	7	89
International Business Machines Corp.	121	12,604
International Rectifier Corp. (b) (c)	9	132
Intersil Corp.	12	154
Intuit Inc. (c)	30	833
j2 Global Communications Inc. (c)	5	123
JDA Software Group Inc. (c)	3	43
JDS Uniphase Corp. (c)	26	147
Juniper Networks Inc. (c)	52	1,216
KLA-Tencor Corp.	16	415
Lam Research Corp. (c)	12	323
Lexmark International Inc. (c)	8	128
Linear Technology Corp. (b)	20	468
LSI Corp. (b) (c)	69	313
Macrovision Solutions Corp. (b) (c)	9	200
Marvell Technology Group Ltd. (c)	47	550
Maxim Integrated Products Inc.	30	476
McAfee Inc. (c)	15	649
MEMC Electronic Materials Inc. (c)	22	387
Mentor Graphics Corp. (c)	14	77
Micrel Inc.	4	31
Microchip Technology Inc. (b)	18	399
Micron Technology Inc. (b) (c)	83	419
Micros Systems Inc. (c)	8	206
Microsemi Corp. (c)	8	116
Microsoft Corp.	723	17,179
Motorola Inc.	206	1,365
National Semiconductor Corp. (b)	23	287
NCR Corp. (c)	15	179
NetApp Inc. (c)	32	640
Novell Inc. (c)	39	179
Novellus Systems Inc. (b) (c)	9	158
Nuance Communications Inc. (b) (c)	21	256
Nvidia Corp. (c)	55	625
Omniture Inc. (b) (c)	9	119
Omnivision Technologies Inc. (c)	5	50
ON Semiconductor Corp. (c)	41	283
Oracle Corp.	316	6,758
Palm Inc. (b) (c)	13	213
Parametric Technology Corp. (c)	12	136
Perot Systems Corp. (c)	9	125
Plantronics Inc.	6	119
PMC - Sierra Inc. (b) (c)	21	170
Polycom Inc. (c)	8	171
Progress Software Corp. (c)	4	84
QLogic Corp. (b) (c)	14	173
QUALCOMM Inc.	143	6,457

Quality Systems Inc. (b)	2	98
Quest Software Inc. (c)	6	88
Rackspace Hosting Inc. (c)	8	105
Rambus Inc. (b) (c)	10	157
Red Hat Inc. (c)	19	380
RF Micro Devices Inc. (c)	31	115
Riverbed Technology Inc. (c)	6	130
S1 Corp. (c)	5	32
SAIC Inc. (c)	20	376
Salesforce.com Inc. (b) (c)	10	389
SanDisk Corp. (c)	23	331
SAVVIS Inc. (b) (c)	6	68
Seagate Technology Inc.	48	500
Semtech Corp. (c)	6	92
Silicon Laboratories Inc. (c)	4	167
Skyworks Solutions Inc. (b) (c)	17	163
Solera Holdings Inc. (c)	8	198
SonicWALL Inc. (b) (c)	5	29
Sonus Networks Inc. (c)	35	57
SRA International Inc. - Class A (c)	4	74
Sun Microsystems Inc. (c)	72	668
Sybase Inc. (c)	8	256
Sycamore Networks Inc. (c)	27	85
Symantec Corp. (c)	80	1,247
Synaptics Inc. (b) (c)	4	155
Synopsys Inc. (c)	14	279
Tech Data Corp. (c)	6	188
Tekelec (b) (c)	7	113
Tellabs Inc. (c)	37	210
Teradata Corp. (c)	17	399
Teradyne Inc. (b) (c)	18	123
Tessera Technologies Inc. (c)	5	119
Texas Instruments Inc.	124	2,638
TIBCO Software Inc. (c)	18	130
TriQuint Semiconductor Inc. (c)	16	84
Unisys Corp. (c)	34	52
United Online Inc.	12	80
Varian Semiconductor Equipment Associates Inc. (c)	8	196
VeriFone Holdings Inc. (b) (c)	8	62
VeriSign Inc. (c)	19	356
VMware Inc. - Class A (c)	5	144
Websense Inc. (c)	4	78
Western Digital Corp. (c)	21	567
Wind River Systems Inc. (c)	7	78
Xerox Corp.	84	547
Xilinx Inc.	27	548
Yahoo! Inc. (c)	127	1,996
Zoran Corp. (c)	5	50
		137,120
TELECOMMUNICATION SERVICES - 1.6%
American Tower Corp. (c)	39	1,219
Crown Castle International Corp. (c)	24	575
SBA Communications Corp. (b) (c)	11	280
Syniverse Holdings Inc. (c)	8	133
		2,207

Total Common Stocks (cost $149,606)		140,302

SHORT TERM INVESTMENTS - 8.2%
Mutual Funds - 6.7%
JNL Money Market Fund, 0.19% (a) (f)	9,380	9,380
Securities Lending Collateral - 1.5%
BNY Mellon Securities Lending Overnight
Fund 0.41% (a) (f)	870	870
BNY Mellon SL DBT II Liquidating Fund 0.81% (a) (f)	1,247	1,219
Mellon GSL Reinvestment Trust II (a) (d) (e) (g)	54	-
		2,089

Total Short Term Investments (cost $11,551)		11,469

Total Investments - 108.1% (cost $161,157)		151,771
Other Assets and Liabilities, Net - (8.1%)		(11,319)
Total Net Assets - 100%		$ 140,452

The accompanying notes are an integral part of these Financial Statements.

JNL Variable Fund LLC (Unaudited)
Notes to the Schedules of Investments (dollar amounts in thousands)
June 30, 2009

(a)	Investment in affiliate.
(b)	All or portion of the security was on loan.
(c)	Non-income producing security.
(d)	Issuer was in Chapter 11 bankruptcy and/or was in default relating to principal and/or interest.
(e)	Security fair valued in accordance with the procedures established by the Trust's Board of Managers. Fair valued securities may be classified as Level 2 or Level 3 for Statement on Financial Accounting Standards (“SFAS”) No. 157 disclosures based on the applicable valuation inputs. See SFAS No. 157 table on page 81 and Note 2 in the Notes to the
Financial Statements.
(f)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2009.
(g)	Illiquid security. At June 30, 2009, the only illiquid security held was Mellon GSL Reinvestment Trust II. The fair value of this security was $0.00 at June 30, 2009.

Abbreviations:
ADR - American Depositary Receipt
NYS - New York Registered Shares

Investments in Affiliates - See Note 5 in the Notes to the Financial Statements for further discussion of investments in affiliates. The JNL/Mellon Capital Management Financial Sector Fund invested in Bank of New York Mellon Corp., the parent company of its subadviser and its custodian. The following table details the Fund's long-term investments in affiliates held at June 30, 2009.

	Value					Value
	Beginning		Sales	Dividend	Realized	End
Affiliate	of Period	Purchases	Proceeds	Income	Gain (Loss)	of Period
Bank of New York Mellon Corp.	$ 2,004	$ 316	$ 116	$ 28	$ (126)	$ 3,283

The following table details cash management and securities lending collateral investments in affiliates held at June 30, 2009. Dividend income received from the BNY Mellon Securities Lending Overnight Fund and the BNY Mellon SL DBT II Liquidating Fund is aggregated with income from securities lending when received from the custodian and reflected as securities lending income in the Statements of Operations. The Mellon GSL Reinvestment Trust II is not presented in the table below, because its fair value was $0.00 at the beginning and end of the period. In addition there was no dividend income received from investments in the Mellon GSL Reinvestment Trust II during the period ended June 30, 2009. Purchase and sales proceeds are not shown for these investments. There was no realized gain or loss relating to transactions for these investments during the period ended June 30, 2009.

						BNY Mellon Securities		BNY Mellon SL
	JNL Money Market Fund					Lending Overnight Fund		DBT II Liquidating Fund
	Value	Amortized	Value		Value	Amortized	Value	Amortized	Value
	Beginning	Cost End	End	Dividend	Beginning	Cost End	End	Cost End	End
Fund	of Period	of Period	of Period	Income	of Period*	of Period	of Period	of Period	of Period
JNL/Mellon Capital Management JNL 5 Fund	6,330	3,625	3,625	13	409,353	187,754	187,754	296,116	289,720
JNL/Mellon Capital Management VIP Fund	744	460	460	2	22,583	11,265	11,265	20,384	19,944
JNL/Mellon Capital Management Consumer Brands Sector Fund	53	259	259	-	1,574	605	605	1,041	1,019
JNL/Mellon Capital Management Financial Sector Fund	699	299	299	3	12,007	4,432	4,432	7,826	7,658
JNL/Mellon Capital Management Healthcare Sector Fund	491	8	8	1	2,709	1,160	1,160	1,753	1,715
JNL/Mellon Capital Management Technology Sector Fund	116	9,380	9,380	3	2,059	870	870	1,247	1,219

*At the beginning of the period, the investment in the BNY Mellon Securities Lending Overnight Fund and the BNY Mellon SL DBT II Liquidating Fund were held in one investment, the Mellon GSL DBT II Collateral Fund. See Note 3 in the Notes to the Financial Statements for further discussion of securities lending transactions during the period.

The accompanying notes are an integral part of these Financial Statements.

JNL Variable Fund LLC (Unaudited)
Notes to the Schedules of Investments (continued)
June 30, 2009

Summary of Investments by Sector (percentage of total investments):

	Consumer	Consumer			Health
	Discretionary	Staples	Energy	Financials	Care	Industrials
JNL/Mellon Capital Management JNL 5 Fund	16.8	9.8	2.0	13.0	9.1	16.1
JNL/Mellon Capital Management VIP Fund	11.4	5.7	4.5	15.7	16.1	9.6
JNL/Mellon Capital Management Consumer Brands Sector Fund	63.9	21.5	0.2	-	3.0	2.0
JNL/Mellon Capital Management Financial Sector Fund	-	-	-	86.0	-	0.2
JNL/Mellon Capital Management Healthcare Sector Fund	-	-	-	-	97.7	-
JNL/Mellon Capital Management Technology Sector Fund	-	-	-	-	0.3	0.3

Summary of Investments by Sector (percentage of total investments) (continued):

	Information		Telecommunication		Short-Term	Total
	Technology	Materials	Services	Utilities	Securities	Investments
JNL/Mellon Capital Management JNL 5 Fund	3.8	8.9	5.7	0.9	13.9	100.0
JNL/Mellon Capital Management VIP Fund	13.2	3.1	1.8	8.2	10.7	100.0
JNL/Mellon Capital Management Consumer Brands Sector Fund	2.1	-	-	-	7.3	100.0
JNL/Mellon Capital Management Financial Sector Fund	4.0	-	-	-	9.8	100.0
JNL/Mellon Capital Management Healthcare Sector Fund	-	-	-	-	2.3	100.0
JNL/Mellon Capital Management Technology Sector Fund	90.3	-	1.5	-	7.6	100.0

Summary of Investments by Country (as a percentage of total long-term investments):*

	JNL/Mellon Capital	JNL/Mellon Capital
	Management	Management
	JNL 5 Fund	VIP Fund
Belgium	- %	1.4%
Bermuda	-	-
Canada	1.6	0.3
Cayman Islands	-	-
China	-	-
Finland	-	1.8
France	-	3.3
Germany	-	3.7
Hong Kong	10.6	-
Israel	-	3.7
Italy	-	1.5
Japan	-	-
Luxembourg	-	-
Netherlands	-	-
Norway	-	1.1
Portugal	-	1.0
Puerto Rico	0.1	0.1
South Korea	-	-
Spain	-	2.0
Sweden	-	3.4
Switzerland	-	-
United Kingdom	8.1	-
United States	79.6	76.7
Total Long-Term
Investments	100.0%	100.0%

* The Funds presented in the table are those which had greater than 10% of long-term investments in non-U.S. securities at June 30, 2009.

The accompanying notes are an integral part of these Financial Statements.

JNL Variable Fund LLC (Unaudited)
Notes to the Schedules of Investments (continued) (dollar amounts in thousands)
June 30, 2009

SFAS No. 157 "Fair Value Measurements" Schedule - See Note 2 in the Notes to the Financial Statements for further discussion regarding SFAS No. 157. The following table summarizes each Fund's investments in securities and other financial instruments as of June 30, 2009 by valuation level. Major security categories for which all securities are Level 1 values are aggregated and not disclosed by each security category in the table. Major security categories for which securities are Level 2 or Level 3 valuations are disclosed by security category in the table and include all valuation levels in the security category.

	Assets as of June 30, 2009 by level:
	Investments in Securities
	Level 1	Level 2	Level 3	Total
JNL/Mellon Capital Management JNL 5 Fund
Securities Lending Collateral	$ 187,754	$ 289,720	$ -	$ 477,474
Security Categories for which all valuations are Level 1	2,971,421	-	-	2,971,421
Fund Total	$3,159,175	$ 289,720	$ -	$3,448,895
JNL/Mellon Capital Management VIP Fund
Common Stocks - Energy	$ 10,995	$ 2,275	$ -	$ 13,270
Securities Lending Collateral	11,265	19,944	-	31,209
Security Categories for which all valuations are Level 1	249,017	-	-	249,017
Fund Total	$ 271,277	$ 22,219	$ -	$ 293,496
JNL/Mellon Capital Management Consumer Brands Sector Fund
Securities Lending Collateral	$ 605	$ 1,019	$ -	$ 1,624
Security Categories for which all valuations are Level 1	24,187	-	-	24,187
Fund Total	$ 24,792	$ 1,019	$ -	$ 25,811
JNL/Mellon Capital Management Financial Sector Fund
Securities Lending Collateral	$ 4,432	$ 7,658	$ -	$ 12,090
Security Categories for which all valuations are Level 1	113,447	-	-	113,447
Fund Total	$ 117,879	$ 7,658	$ -	$ 125,537
JNL/Mellon Capital Management Healthcare Sector Fund
Securities Lending Collateral	$ 1,160	$ 1,715	$ -	$ 2,875
Security Categories for which all valuations are Level 1	121,568	-	-	121,568
Fund Total	$ 122,728	$ 1,715	$ -	$ 124,443
JNL/Mellon Capital Management Technology Sector Fund
Common Stocks - Information Technology	$ 136,742	$ 378	$ -	$ 137,120
Securities Lending Collateral	870	1,219	-	2,089
Security Categories for which all valuations are Level 1	12,562	-	-	12,562
Fund Total	$ 150,174	$ 1,597	$ -	$ 151,771

The accompanying notes are an integral part of these Financial Statements.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 11. Controls and Procedures.

(a)

The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant's filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant's management, including the registrant's principal executive officer and the registrant's principal financial officer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on such evaluation, the registrant's principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures are effective.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 12. Exhibits

(a)	(1) Not applicable to the semi-annual filing.
(2) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.
(3) Not applicable.

(b)	The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Variable Fund LLC

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	September 3, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	September 3, 2009

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	September 3, 2009

EXHIBIT LIST

Exhibit 12(a)(2)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 12(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.